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As filed with the Securities and Exchange Commission on October 1, 2008

File No. 333-145621

File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 132	☒

Protective Variable Annuity
Separate Account
(Exact Name of Registrant)

Protective Life Insurance Company
(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

(205) 268-1000
(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223
(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

        It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on December 1, 2008 pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on May 1, 2008 pursuant to paragraph a(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

 PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

 Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Access XL Variable Annuity Contracts
Issued On or After December 1, 2008

Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued on or after December 1, 2008. These changes affect:

    •
    The standard death benefit;

    •
    The Asset Allocation Models; and

    •
    The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Changes in Death Benefits

        Change in Standard Death Benefit.    For Contracts issued on or after December 1, 2008, we no longer offer the Contract Value Death Benefit option. Please disregard all references in the Prospectus to the Contract Value Death Benefit.

        Your standard death benefit option is the Return of Purchase Payments Death Benefit, included with your Contract at no additional charge. When you apply for your Contract, you also have the option to select the Maximum Anniversary Value death benefit for an additional charge, but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. Information regarding the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit is provided on Page 37 of the Prospectus.

         Death Benefit Fees.    For Contracts issued on or after December 1, 2008, we will not assess a death benefit fee for the Return of Purchase Payments Death Benefit. Please disregard all references in the Prospectus to the Return of Purchase Payments Death Benefit death benefit fee.

        In addition, the CoverPay Fee for the Optional Maximum Anniversary Value Death Benefit is lowered to 0.20% of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day. The ValuPay Fee for the Maximum Anniversary Value Death Benefit is unchanged.

         Example of Death Benefit Fees.    Because of the changes in the death benefit charges, the CoverPay fees set forth in the Example of Charges section on Page 6 of the Prospectus will be lower.

        In addition, the following Maximum Anniversary Value Death Benefit death benefit fee examples replace the death benefit fee examples on Pages 68 and 69 of the Prospectus.

EXAMPLE 1

Contract Value:	$100,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$10,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$10.06
Owner's age 76	$18.35	$38.60

EXAMPLE 2

Contract Value:	$85,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$25,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$25.13
Owner's age 76	$18.35	$95.74

EXAMPLE 3

Contract Value:	$110,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$0.00
Owner's age 76	$18.35	$0.00

EXAMPLE 4

Contract Value:	$115,000
Maximum Anniversary Value Death Benefit value:	$115,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$19.18	$0.00
Owner's age 76	$19.18	$0.00

2

 Asset Allocation Models

        For Contracts issued on or after December 1, 2008, the Asset Allocation Models described on pages 19 and 20 of the Prospectus are not available. Please disregard all references in the Prospectus to the Asset Allocation Models or the Model Portfolios.

SecurePay Investment Restrictions

        For Contracts issued on or after December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations. Please replace the discussion of the SecurePay Allocation Guidelines and Restrictions on pages 42 and 43 of the Prospectus with the following.

        If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with these Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. If we terminate your SecurePay rider for this reason, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

3

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

American Asset Allocation
Fidelity Income
Fidelity VIP Equity Income
Fidelity VIP Freedom Fund 2015
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity
Lord Abbett America's Value	Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
MFS Total Return
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Capital Growth
Van Kampen Enterprise
Van Kampen Mid Cap Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

         If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only. However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time.

4

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

         Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

         If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

5

Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Access XL Variable Annuity Contracts
Issued Before December 1, 2008

Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued before December 1, 2008. These changes affect:

  •
  The Asset Allocation Models; and

  •
  The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Asset Allocation Models

        Effective December 1, 2008, the Asset Allocation Models described on pages 19 and 20 of the Prospectus will no longer be available. However, if you have Contract Value in a Model Portfolio on December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with that model until you request a change in this allocation.

SecurePay Investment Restrictions

        Effective December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations.

  •
  If you elect the SecurePay rider on or after December 1, 2008, your Contract Value must be allocated in accordance with the new Allocation Guidelines and Restrictions described below.

  •
  If you elected the SecurePay rider before December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with the applicable Model Portfolio until you request a change in this allocation. Once you request a change, your new allocation must satisfy the new Allocation Guidelines and Restrictions described below. If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider

         New Allocation Guidelines and Restrictions.    If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with these Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. If we terminate your SecurePay rider for this reason, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

Fidelity VIP Freedom Fund 2015
Franklin Income
MFS Total Return
American Asset Allocation
Fidelity VIP Equity Income
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity	Lord Abbett America's Value
Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

2

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Mid Cap Growth
Van Kampen Enterprise
Van Kampen Capital Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

        If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only. However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time.

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

        Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

        If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

3

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

        This Prospectus describes the ProtectiveAccess®XL Variable Annuity Contract, a group and individual flexible premium deferred variable annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

        You generally may allocate your investment in the Contract among the Guaranteed Account (if it is available when you purchase your Contract) and the Sub-Accounts of the Protective Variable Annuity Separate Account. If you purchase the SecurePay rider, your options for allocating Purchase Payments and Contract Value will be restricted. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.") The Sub-Accounts invest in the following Funds:

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity-Income Portfolio-SC2

VIP Freedom Fund-2015 Maturity-SC2

VIP Freedom Fund-2020 Maturity-SC2

VIP Growth Portfolio-SC2

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small-MidCap Growth Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Income Securities Fund, Class 2

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust

Capital Growth Fund, Service Class

Growth and Income Fund, Service Class

Strategic International Equity Fund, Service Class

Structured Small Cap Equity Fund, Service Class

Structured U.S. Equity Fund, Service Class

Lord Abbett Series Fund

America's Value Portfolio

Bond-Debenture Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

International Portfolio

Large Cap Core Portfolio

Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Growth Series-SS

Investors Growth Stock Series-SS

Investors Trust Series-SS

New Discovery Series-SS

Research Series-SS

Total Return Series-SS

Utilities Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA-SS

Global Securities Fund/VA-SS

High Income Fund/VA-SS

Main Street Fund/VA-SS

MidCap Fund/VA-SS

Money Fund/VA

Strategic Bond Fund/VA-SS

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

Global Real Estate Portfolio Class II

International Growth Portfolio Class II

Van Kampen Life Investment Trust

Capital Growth Portfolio Class II

Comstock Portfolio Class II

Enterprise Portfolio Class II

Government Portfolio Class II

Growth and Income Portfolio Class II

Mid Cap Growth Portfolio Class II

        Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contract Owners who allocated Purchase Payments and/or transfers to those Sub-Accounts before January 1, 2008. The Sub-Account investing in Institutional Class shares of the MidCap Value Fund is only available in Contracts purchased before May 1, 2006.

        The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

        This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

        Please read this prospectus carefully. Investors should keep a copy for future reference.

        The ProtectiveAccess®XL Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2008

 DEFINITIONS

        "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

         Accumulation Unit:    A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

         Allocation Option:    Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

         Annuity Commencement Date:    The date as of which the Annuity Value is applied to an Annuity Option.

         Annuity Option:    The payout option under which the Company makes annuity income payments.

         Annuity Value:    The amount we apply to the Annuity Option you have selected.

         Assumed Investment Return:    The assumed annual rate of return used to calculate the amount of the variable income payments.

         Code:    The Internal Revenue Code of 1986, as amended.

         Contract:    The ProtectiveAccess®XL Variable Annuity, a flexible premium, deferred, variable annuity contract.

         Contract Anniversary:    The same month and day as the Effective Date in each subsequent year of the Contract.

         Contract Value:    Prior to the Annuity Commencement Date, the sum of the Variable Account value and the DCA Fixed Account(s) value.

         Contract Year:    Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

         DCA:    Dollar cost averaging.

         Effective Date:    The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

         Fund:    Any investment portfolio in which a corresponding Sub-Account invests.

         Monthly Anniversary Day:    The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.

         Net Amount at Risk:    The value of the death benefit minus the Contract Value.

         Purchase Payment:    The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

         Qualified Contracts:    Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

         Qualified Plans:    Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

         Sub-Account:    A separate division of the Variable Account.

         Valuation Day:    Each day on which the New York Stock Exchange is open for business.

         Valuation Period:    The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

         Variable Account:    The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

         Written Notice:    A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. postal service or nationally recognized overnight delivery service.

 FEES AND EXPENSES

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge	None
Transfer Fee	$25	(1)
SecurePay Medical Evaluation Fee	$300	(2)
Premium Tax	3.5	%(3)
    (1)
    Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

    (2)
    Currently, this charge is $150. Protective Life generally charges this fee if the Owner has purchased the SecurePay rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount as a result of its underwriting review. State variations may apply. See "SecurePay MESM: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

    (3)
    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee	None
Variable Account Annual Expenses (as a percentage of average Variable Account value)
Mortality and Expense Risk Charge	1.40%
Administration Charge	0.15%

Total Variable Account Annual Expenses (without death benefit fee)	1.55%

Monthly Death Benefit Fee(1)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
Maximum Anniversary Value Death Benefit	0.30%
Return of Purchase Payments Death Benefit	0.10% —or—

ValuPay Fee(2) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Return of Purchase Payments or Maximum Anniversary Value Death Benefit	Maximum: (age 95 or more)	$227.28 ($18.94 per month)
	Fee at age 61	$12.12 ($1.01 per month)
	Minimum: (age 50 or less)	$3.00 ($0.25 per month)

    Monthly Optional SecurePay Fee(3) (as an annualized percentage of the Benefit Base(4) on each Monthly Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current
SecurePay rider
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTimeSM option	0.95%	0.60%
SecurePay rider with SecurePay R72 Benefit
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.70%
Purchase of SecurePay rider under RightTimeSM option	1.60%	0.80%
SecurePay rider with SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.30%	0.65%
Purchase of SecurePay rider under RightTimeSM option	1.50%	0.75%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.70%	0.85%
Purchase of SecurePay rider under RightTimeSM option	1.90%	0.95%
    (1)
    There are three death benefits available under the Contract: (1) the Contract Value Death Benefit; (2) the Return of Purchase Payments Death Benefit; and (3) the Maximum Anniversary Value Death Benefit. For more information on these death benefit values and how they are calculated, please see the "DEATH BENEFIT" section of this prospectus. We assess a fee for the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit. When you purchase your Contract, you elect either the CoverPay Fee or the ValuPay Fee for either of these death benefits. There is no death benefit fee for the Contract Value Death Benefit. (See "Charges and Deductions, Death Benefit Fee.")

    (2)
    The ValuPay fee is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")

    (3)
    If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee, and your SecurePay rider will not terminate but your Benefit Base will be capped at its then current Value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you have purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. If you have purchased the SecurePay GMAB, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values, additional "step-ups" of the GMAB Guaranteed Amounts and/or repurchase the SecurePay GMAB following its termination. See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM option" in this prospectus.

    (4)
    The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. On the Rider Effective Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM option" in this prospectus.

        The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

        The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2007. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.84%*
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)
    *
    The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

        The following example is intended to help you compare the cost of investing in this Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, Variable Account Charges, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit with the CoverPay Fee), at both maximum and minimum total Annual Fund Operating Expenses, depending on whether and when you purchased the SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB. Please note that while election of the Maximum Anniversary Value Death Benefit with the CoverPay Fee is assumed in the following example, under certain circumstances, the ValuPay fee for the Maximum Anniversary Value Death Benefit or the Return of Purchase Payments Death Benefit may be more expensive, depending on the oldest Owner's age and the Net Amount at Risk. The example assumes that all Contract Value is allocated to the Variable Account. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

        If you surrender, annuitize* or remain invested in the Contract at the end of the applicable time period:

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTimeSM option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	460	1,403	2,380	4,963
Minimum Fund Expenses	317	985	1,699	3,714

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected at time of purchase of the Contract (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	450	1,372	2,327	4,866
Minimum Fund Expenses	307	953	1,643	3,588

        With no SecurePay rider selected:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	366	1,112	1,877	3,875
Minimum Fund Expenses	223	688	1,178	2,524
    *
    If you annuitize your Contract within 3 years after we accept a Purchase Payment, we will impose certain conditions and your Annuity Value will not be eligible for the PayStream bonus. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date." Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

        Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

 SUMMARY

The Contract
What is the ProtectiveAccess®XL Variable Annuity Contract?
The ProtectiveAccess®XL Variable Annuity Contract is a flexible premium deferred variable annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons.
How may I purchase a Contract?
Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")
What are the Purchase Payments?
The minimum amount that Protective Life will accept as an initial Purchase Payment is $25,000. Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you purchase the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option"). The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")
Can I cancel the Contract?
You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")
Can I transfer amounts in the Contract?
Before the Annuity Commencement Date, you may transfer amounts among the Allocation Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Fixed Account. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.") If you purchase the SecurePay rider, your options for transferring Contract Value among the Allocation Options will be restricted in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed

Lifetime Withdrawal Benefit ("SecurePay") with RightTimeSM option.")
Can I surrender the Contract?
Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")
Is there a death benefit?
If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. (See "Death Benefit.") You may select one of several death benefit options that are available in this Contract. We assess a fee for the Return of Purchase Payment Death Benefit and the Maximum Anniversary Value Death Benefit. There is no fee for the Contract Value Death Benefit. At the time you apply for your Contract, you must select the type of death benefit you want and the basis on which you want the death benefit fee to be assessed. Your selection may not be changed after the Contract is issued. (See "Charges and Deductions, Death Benefit Fee.")
What is the SecurePay rider?
The SecurePay rider guarantees the right to make withdrawals based upon the value of a guaranteed lifetime withdrawal benefit base that may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined. These withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Withdrawals may begin after the person(s) designated under the rider reaches age 59 1/2. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits because we will reduce the benefit base and corresponding AWA. Under the rider, your options for allocating Purchase Payments and Contract Value will be restricted, as you must make all allocations in accordance with a model portfolio that satisfies the rider's Allocation Guidelines and Restrictions. Each of the four model portfolios available under the SecurePay rider seeks to provide income and/or capital appreciation while avoiding excessive risk. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the SecurePay rider are probably not appropriate for you.

For Contracts purchased on or after March 3, 2008, we also offer three additional SecurePay features that may be selected with the purchase of the SecurePay rider. The SecurePay R72 Benefit provides for potential increases in the guaranteed lifetime withdrawal benefit base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased. The SecurePay Guaranteed Minimum Accumulation Benefit

(GMAB) guarantees that your Contract Value will not be less than a minimum guaranteed amount at the end of a specified period, subject to certain conditions. You also may select both the SecurePay R72 Benefit and the SecurePay GMAB. We charge an additional fee if you select the SecurePay rider, and this fee is increased if you select any of the optional SecurePay benefits. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")
What Annuity Options are available?
Currently, we apply the Annuity Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "Annuity Payments".)
Is the Contract available for qualified retirement plans?
You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix C to this prospectus and in the Statement of Additional Information.
Other contracts
We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

        Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters").

 THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

        The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2007, Protective Life had total assets of approximately $41.1 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $41.8 billion at December 31, 2007.

Protective Variable Annuity Separate Account

        The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

        Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

        The following 53 Sub-Accounts of the Variable Account generally are available in the Contracts:

Fidelity VIP MidCap-SC2*
Fidelity VIP Freedom Fund 2015 Maturity-SC2*
Fidelity VIP Freedom Fund 2020 Maturity-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Equity-Income-SC2*
Fidelity VIP Contrafund®-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Index 500-SC2*

Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small-Mid Cap Growth Securities-C2*
Franklin Flex Cap Growth Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Income Securities-C2*
Templeton Growth Securities-C2*

Goldman Sachs Strategic International Equity-SC*1
Goldman Sachs Structured Small Cap Equity-SC*1
Goldman Sachs Capital Growth-SC*1
Goldman Sachs Mid CapValue-SC*1
Goldman Sachs Structured U.S. Equity-SC*1
Goldman Sachs Growth and Income-SC*1

Lord Abbett Growth and Income
Lord Abbett International
Lord Abbett Large Cap Core
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
Lord Abbett Growth Opportunities
Lord Abbett America's Value

MFS New Discovery SS*
MFS Growth SS*
MFS Research SS*
MFS Investors Growth Stock SS*
MFS Investors Trust SS*
MFS Utilities SS*
MFS Total Return SS*

Oppenheimer MidCap SS*
Oppenheimer Global Securities SS*
Oppenheimer Capital Appreciation SS*
Oppenheimer Main Street SS*
Oppenheimer High Income SS*
Oppenheimer Strategic Bond SS*
Oppenheimer Money Fund

Van Kampen Mid Cap Growth II*
Van Kampen Enterprise II*
Van Kampen Comstock II*
Van Kampen Growth and Income II*
Van Kampen Government II*
Van Kampen Capital Growth II*
Van Kampen UIF Equity and Income II*
Van Kampen UIF Global Real Estate II*
Van Kampen UIF International Growth II*

*
This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

        Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contract Owners who allocated Purchase Payments and/or transfers to those Sub-Accounts before January 1, 2008. The Sub-Account investing in Institutional Class shares of the MidCap Value Fund is only available in Contracts purchased before May 1, 2006.

This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

        If you select the SecurePay rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Purchase Payments and Contract Value in accordance with a model portfolio that satisfies the rider's Allocation Guidelines and Restrictions. Four of the five model portfolios available to you as a Contractholder are eligible Benefit Allocation Model Portfolios. In general, the investment strategies employed by the Benefit Allocation Model Portfolios include all allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Administration

        Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase

Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

        The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc., Strategic Advance, Inc., or Fidelity Investments Money Management, Inc.; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. Shares; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Income Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Shares of these funds are offered only to:

  (1)
  the Variable Account;

  (2)
  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

  (3)
  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

  (4)
  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

        There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

        This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

        This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

VIP Freedom Fund 2015 Maturity, Service Class 2

        This Fund seeks high, total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund 2020 Maturity, Service Class 2

        This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2

        This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

        This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio, Service Class 2

        This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

        This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

        This Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

        This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Rising Dividends Securities Fund, Class 2

        This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Franklin U.S. Government Fund, Class 2

        This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests in fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund, Class 2

        This Fund seeks capital appreciation, with income as a secondary goal. The Fund primarily invests in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Foreign Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

Templeton Global Income Securities Fund, Class 2

        This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Templeton Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust*

        Each Sub-Account investing in the Institutional Class of the Goldman Sachs Fund is only available to Contractholders who allocated Purchase Payments and/or transfers to that Sub-Account before January 1, 2008. In addition, the Sub-Account investing in the Institutional Class of the Mid Cap Value Fund is only available in Contracts purchased before May 1, 2006.

Capital Growth Fund, Service Class

        This Fund seeks long-term growth of capital.

Growth and Income Fund, Service Class

        This Fund seeks long-term growth of capital and growth of income.

Strategic International Equity Fund, Service Class

        This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Service Class

        This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Service Class

        This Fund seeks long-term growth of capital and dividend income.

Lord Abbett Series Fund

America's Value Portfolio

        The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

        The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio

        The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

        The Fund's investment objective is capital appreciation.

International Portfolio

        The Fund's investment objective is long-term capital appreciation.

Large Cap Core Portfolio

        The Fund's investment objective is growth of capital and income.

Mid-Cap Value Portfolio

        The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance TrustSM

Growth Series, Service Class Shares (formerly Emerging Growth Series)

        This Fund's investment objective is to seek capital appreciation.

Investors Growth Stock Series, Service Class Shares

        This Fund's investment objective is to seek capital appreciation.

Investors Trust Series, Service Class Shares

        This Fund's investment objective is to seek capital appreciation.

New Discovery Series, Service Class Shares

        This Fund's investment objective is to seek capital appreciation.

Research Series, Service Class Shares

        This Fund's investment objective is to seek capital appreciation.

Total Return Series, Service Class Shares

        This Fund's investment objective is to seek total return.

Utilities Series, Service Class Shares

        This Fund's investment objective is to seek total return.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares

        This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA, Service Shares

        This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA, Service Shares

        This Fund seeks a high level of current income from investment in high yield, lower-grade, fixed-income securities. Such high yield securities are commonly known as "junk bonds."

Main Street Fund/VA, Service Shares

        This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

MidCap Fund/VA, Service Shares

        This Fund seeks capital appreciation by investing in "growth type" companies.

Money Fund/VA

        This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA, Service Shares

        This Fund seeks a high level of current income principally derived from interest on debt securities.

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

        Seeks both capital appreciation and current income.

Global Real Estate Portfolio Class II

        Seeks current income and capital appreciation.

International Growth Portfolio Class II

        Seeks long-term capital appreciation, with a secondary objective of income.

Van Kampen Life Investment Trust

Capital Growth Portfolio Class II (formerly Strategic Growth Portfolio Class II)

        Seeks capital appreciation.

Comstock Portfolio Class II

        Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Enterprise Portfolio Class II

        Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

Government Portfolio Class II

        Seeks to provide investors with high current return consistent with preservation of capital.

Growth and Income Portfolio Class II

        Seeks long-term growth of capital and income.

Mid-Cap Growth Portfolio Class II (formerly Aggressive Growth Portfolio Class II)

        Seeks capital growth.

        There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

        Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Selection of Funds

        We select the Funds offered through the Contracts based on several criteria, including the following:

  •
  asset class coverage,

  •
  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

  •
  brand recognition,

  •
  performance,

  •
  the capability and qualification of each investment firm, and

  •
  whether our distributors are likely to recommend the Funds to Contract Owners.

        Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Models

        Protective Life makes available to contractholders at no additional charge five diversified Model Portfolios that range from conservative to aggressive. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

        Pursuant to an agreement with Protective Life, Mesirow Financial, a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios. There is no investment advisory relationship between Mesirow Financial and Owners. In the future, Protective Life may modify or discontinue its arrangement with Mesirow Financial, in which case Protective Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

        The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Asset Allocation Models. Please talk to him or her if you have additional questions about these Model Portfolios.

        Income Focus portfolio is composed of underlying subaccounts representing a target allocation of approximately 30% in equity and 70% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

        Income Plus Growth portfolio is composed of underlying subaccounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

        Balanced portfolio is composed of underlying subaccounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap value.

        Growth and Income portfolio is composed of underlying subaccounts representing a target allocation of approximately 70% in equity and 30% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

        Aggressive Growth portfolio is composed of underlying subaccounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

        The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the funds in the underlying subaccounts.

Other Information about the Funds

        Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

        We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

         12b-1 Fees.    We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Paid to us:
MFS Variable Insurance Trust	0.25%
Universal Institutional Funds, Inc.	0.05%

         Payments From Advisers and/or Distributors.    As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

         Other Payments.    A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

        For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

        Shares of Fidelity® Variable Insurance Products, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, and Goldman Sachs Variable Insurance Trust, are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, and Goldman Sachs Variable Insurance Trust, monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

        Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

        Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

        If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

        The following sections describe the Contracts currently being offered.

The Contract

        The ProtectiveAccess®XL Variable Annuity Contract is a flexible premium deferred variable annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

        You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

        The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit is selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

        The Owner of this Contract may be changed by Written Notice provided:

  (1)
  each new Owner's 86th birthday is after the Effective Date (76th birthday if the Maximum Anniversary Value death benefit is selected); and

  (2)
  each new Owner's 95th birthday is on or after the Annuity Commencement Date.

        For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.") If you select the SecurePay rider, changing and/or adding Owners may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Beneficiary.

        The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

  Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

  Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

        If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

        Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the

Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select the SecurePay rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Annuitant.

        The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday (76th birthday if the Maximum Anniversary Value death benefit is selected). If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

        The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

        The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

        To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

        If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

        We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement

Date then in effect. If you select the SecurePay rider, you cannot make any Purchase Payments on or after the SecurePay Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.") The minimum initial Purchase Payment is $25,000. The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

        Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

        Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

        We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

        You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

        For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

        Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

        Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

        If you select the SecurePay rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with a model portfolio that satisfies the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Variable Account Value

Sub-Account Value.

        A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

        The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

Determination of Accumulation Units.

        Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

        Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

  •
  surrenders;

  •
  partial surrenders;

  •
  partial automatic withdrawals;

  •
  transfer from a Sub-Account and any applicable transfer fee;

  •
  payment of a death benefit claim;

  •
  application of the Contract Value to an Annuity Option; and

  •
  deduction of the monthly death benefit fee and the monthly SecurePay fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee and the monthly SecurePay fee are canceled without notice or instruction.

Determination of Accumulation Unit Value.

        The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

        The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

  (1)
  is the result of:

  a.
  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

  b.
  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

  (2)
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

  (3)
  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

        Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

        After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed.

        If you select the SecurePay rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

How to Request Transfers.

        Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

        The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

        We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

         Minimum amounts.    You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

         Number of transfers.    Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

         Limitations on transfers involving the DCA Fixed Account(s).    No amounts may be transferred into a DCA Fixed Account.

         Limitations on frequent transfers, including "market timing" transfers.    Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

        When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

  •
  Increased brokerage, trading and transaction costs;

  •
  Disruption of planned investment strategies;

  •
  Forced and unplanned liquidation and portfolio turnover;

  •
  Lost opportunity costs; and

  •
  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

        In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

        We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

        When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

        In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

        Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

        We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

        Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

        Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly basis, amounts from a DCA fixed account (or any other Allocation Option) to any Sub-Account of the Variable Account. You may not transfer to the Oppenheimer Money Fund Sub-Account, however, unless you are allocating your transfers in accordance with a model portfolio allocation made available to Contractholders that includes the Oppenheimer Money Fund. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

        You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

        There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

        Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period of the dollar cost averaging transfers, and the Sub-Accounts into which the transfers are to be made. Dollar cost averaging transfers may be made monthly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

        The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

        The interest rates on the DCA Fixed Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

        If you select the SecurePay rider, you may allocate your Purchase Payments to a DCA Fixed Account; however, you must make transfers from the DCA Fixed Account in accordance with a model portfolio that satisfies the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Minimum Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Portfolio Rebalancing.

        Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

        You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

        There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

        At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. (See "Federal Tax Matters.") Federal and state income taxes may apply to a full or partial surrender (including withdrawals made under the SecurePay rider), and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See "Suspension or Delay in Payments.")

Full Surrender.

        At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

Surrender Value.

        The surrender value of your Contract is equal to the Contract Value minus any applicable premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

        At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $25,000. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract. Please note that if you select the SecurePay rider special withdrawal rules apply, especially on or after the Benefit Election Date. (See "Guaranteed Minimum Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

        You may request a partial surrender by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or by facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of the Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial surrenders by telephone or facsimile or change the requirements for your ability to make partial surrenders by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

        We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock

Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable premium tax.

        You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated Allocation Option(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

        Surrenders and partial surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the DCA Fixed Account value.

Surrender and Partial Surrender Restrictions.

        The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

        There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

        Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

        In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

        Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. In order to participate in the plan you must have:

  (1)
  made an initial Purchase Payment of at least $25,000; or

  (2)
  a Contract Value as of the previous Contract Anniversary of at least $25,000.

        The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax adviser before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

        When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

        If any partial automatic withdrawal transaction would result in a Contract Value of less than $25,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $25,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

        There is no charge for the partial automatic withdrawal plan. If you select the SecurePay rider under your Contract, any partial automatic withdrawal plan in effect will terminate on the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.") We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE DCA FIXED ACCOUNT(S)

        The DCA Fixed Accounts have not been, and are not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the DCA Fixed Accounts, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the DCA Fixed Accounts included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

        Certain DCA Fixed Accounts may not be available in all states. Further, we may not always offer the DCA Fixed Accounts in new Contracts. If we are offering any of the DCA Fixed Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether any DCA Fixed Accounts are available in your Contract.

        The DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations and to claims by creditors of Protective Life. Since the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

        DCA Fixed Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") For each DCA Fixed Account, we will establish the maximum period over which dollar cost averaging transfers are allowed from that DCA Fixed Account. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

        We, in our sole discretion, establish the interest rates for each DCA Fixed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same DCA Fixed Account at different times may earn interest at different rates.

        The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. You may allocate your initial Purchase Payment to either DCA Fixed Account, or a portion of your Purchase Payment to both Accounts. If the value of a DCA Fixed Account is greater than $0, you may allocate an additional Purchase Payment to that Account only if the current interest rate for that Account is the same as the interest rate applicable to the current balance in that Account. In that case, the additional Purchase Payment will be added to the current balance and the new dollar cost averaging period indicated on your service form. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive.

DCA Fixed Account Value.

        Any time prior to the Annuity Commencement Date, the DCA Fixed Account value is equal to the sum of:

  (1)
  Purchase Payments allocated to the DCA Fixed Account; plus

  (2)
  interest credited to the DCA Fixed Account; minus

  (3)
  amounts transferred out of the DCA Fixed Account; minus

  (4)
  the amount of any surrenders removed from the DCA Fixed Account, including any applicable premium tax; minus

  (5)
  fees deducted from the DCA Fixed Account, including the monthly death benefit fee.

DEATH BENEFIT

        If any Owner dies before the Annuity Commencement Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

        We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

        The death benefit provisions of the Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

        Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

        The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

  (1)
  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

  (2)
  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

        If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

        In the case of non-Qualified Contracts and Contracts that are individual retirement annuity contracts within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 86th birthday is after the Effective Date and 95th birthday is on or after the Annuity Commencement Date then in effect. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

        A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Selecting a death benefit.

        At the time you apply for your Contract, you must select the type of death benefit you want. You may not change your selection after your Contract is issued. We offer three different death benefits: (1) the Contract Value Death Benefit; (2) the Return of Purchase Payments Death Benefit; and (3) the Maximum Anniversary Value Death Benefit. There is no charge for the Contract Value Death Benefit, but there is a monthly fee for the Return of Purchase Payment Death Benefit and the Maximum Anniversary Value Death Benefit. (See "Charges and Deductions, Death Benefit Fee.") Before selecting the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit, you should carefully consider the fee options available for each of these death benefits and consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

Contract Value Death Benefit.

        The death benefit will equal the Contract Value.

Return of Purchase Payments Death Benefit.

        The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each partial surrender; provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

        It is possible that, at the time of an Owner's death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit. You should consult a qualified financial adviser to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.

         Suspension of Return of Purchase Payments Death Benefit.    For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period.

Maximum Anniversary Value Death Benefit.

        We will determine an anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each maximum anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary; minus

  •
  an adjustment for each partial surrender since that Contract Anniversary.

        The adjustment for each partial surrender since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the surrender, the downward adjustment to the death benefit will be larger than the amount surrendered.

        The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender; or (3) the greatest anniversary value attained; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

        It is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit or the Contract Value Death Benefit. You should consult a qualified financial adviser to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

         Suspension of Maximum Anniversary Value Death Benefit.    For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period.

Death Benefit Fee.

        We assess a fee for the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit. If you select either of these death benefits, you must elect either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. You must make this election at the time you apply for your Contract, and you cannot change your election after your Contract is issued. Each type of fee is assessed on a monthly basis. (See "Charges and Deductions, Death Benefit Fee.") It is possible that either of these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.") Before electing the type of death benefit fee for your Contract, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

 GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay")
WITH RightTimeSM OPTION

        If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge ("SecurePay Fee") an optional guaranteed lifetime withdrawal benefit rider ("SecurePay").

        In general, SecurePay guarantees the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined. Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of Rider benefits because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

        For an increased SecurePay Fee, we also offer three optional SecurePay features that you may select when you purchase the SecurePay rider:

  1.
  The SecurePay R72 Benefit.    This benefit is designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

  2.
  The SecurePay Guaranteed Minimum Accumulation Benefit (GMAB).    Subject to certain conditions, this benefit provides a "safety net" from poor investment performance by guaranteeing that at the end of a specified period, your Contract Value will not be less than a minimum guaranteed amount. If your Contract Value is less than this amount at that time, we will increase your Contract Value to equal the guaranteed amount.

  3.
  The SecurePay R72 Benefit and the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB).    If you select both the SecurePay R72 Benefit and the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB), during specified periods you may receive both potential annual increases in your Benefit Base of up to 7.2% and a minimum guaranteed Contract Value.

        Before you select an optional SecurePay feature, please consider the following:

  •
  If you select the SecurePay R72 Benefit (either with or without the SecurePay GMAB), then we will not increase your Maximum Withdrawal Percentage by 1%, which you would otherwise be entitled to if you delay the Benefit Election Date by 10 or more years following the Rider Effective Date. In addition, the age bands we refer to when determining your Maximum Withdrawal Percentage will be different. See "Determining the Amount of your SecurePay Withdrawals," below.

  •
  If you select the SecurePay GMAB (either with or without the SecurePay R72 Benefit), the SecurePay GMAB must remain in effect for the entire specified period in order to obtain the guarantee under this benefit. Because the SecurePay GMAB will terminate on the Benefit Election Date, you must delay the Benefit Election Date until the specified period has ended or you will not receive the guarantee.

        These additional SecurePay features are only available with the purchase of the SecurePay rider. In addition, the SecurePay R72 Benefit (either with or without the SecurePay GMAB) is only available if you purchase the SecurePay rider on or after the youngest Owner's 55th birthday (or, in the case of a Qualified Contract, the Annuitant's 55th birthday). These features will terminate when the SecurePay rider terminates (if not sooner). They may not be selected after purchase of the SecurePay rider or canceled once we have issued the rider. If you select one of these benefits, all of the terms and conditions of the SecurePay rider will apply in addition to the specific terms and conditions of the benefit. Some or all of these benefits may not be available in all states, and we may otherwise limit their availability. These benefits are not available if you purchased your Contract prior to March 3, 2008. See "Secure Pay R72 Benefit" and "SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)" below.

        You may purchase the SecurePay rider when you purchase your Contract, or at a later date under our RightTimeSM option, provided you satisfy the rider's age requirements. See "Maximum Age Limits for Electing the SecurePay Rider." Please note that any amounts in excess of the Contract Value that we make available through withdrawals, lifetime payments, or guaranteed values under the rider are subject to our financial strength and claims-paying ability.

SecurePay does not guarantee Contract Value or the performance of any investment option or investment model (although the optional SecurePay GMAB, available under the SecurePay rider for an increased SecurePay Fee, does guarantee a minimum Contract Value).

Important Considerations

  •
  If you purchase SecurePay, your options for allocating Purchase Payments and Contract Value are restricted. We allocate all Purchase Payments and dollar cost averaging transfers, and deduct all SecurePay Withdrawals and other partial surrenders, in accordance with our Allocation Guidelines and Restrictions (described below).

  •
  Purchase Payments made more than two years after the date the SecurePay rider is issued (the "Rider Effective Date") are not included in the calculation of the Benefit Base (described below). Thus, for example, if you intend to make regular Purchase Payments to the Contract for more than two years after the Rider Effective Date, such as in monthly or annual contributions to an IRA, you should consider whether the rider is appropriate for you.

  •
  Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees

  •
  You may not begin taking SecurePay Withdrawals until the Covered Person (or the younger Covered Person in the case of a Joint Life Coverage) is age 59 1/2 or older.

  •
  You may not make any additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

  •
  On the Benefit Election Date, we will cancel any existing partial automatic withdrawal plan that you have established.

  •
  The SecurePay rider may not be available in all states, and we may otherwise limit its availability.

  •
  For additional important considerations relating to the SecurePay R72 Benefit and the SecurePay GMAB, please see "SecurePay R72 Benefit" and "SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)" below.

        The ways to purchase SecurePay, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

        You should not purchase the SecurePay if:

  •
  you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"); or

  •
  you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

  •
  there is a significant age disparity between the two Covered Persons; or

  •
  you do not expect to take SecurePay Withdrawals (especially before the age of 95).

        Appendix D demonstrates the operation of the SecurePay rider and Appendix E demonstrates the SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB, using hypothetical examples. You should review Appendix D and Appendix E and consult your sales representative to discuss whether SecurePay suits your needs.

Purchasing the Optional SecurePay Rider

        You may purchase the SecurePay rider when you purchase your Contract. Or you may exercise the RightTimeSM option to add it to your Contract any time before the Owner (or older Owner's) 86th birthday (the Annuitant's 86th birthday, if there is a non-natural Owner) or the Annuity Commencement Date, if earlier. If you purchase the rider under the RightTimeSM option, the rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued.

        Note:    The SecurePay features (SecurePay R72, GMAB and SecurePay R72 with the SecurePay GMAB) are available on Contracts purchased on or after March 3, 2008, subject to state approval of the features. If you purchase your Contract on or after March 3, 2008, but before the features are approved in the state where your Contract is issued, we will notify you after the features are approved for sale in your state and allow you to purchase one of these features under the RightTimeSM option. If you purchase one of these features within 60 days of our notification to you of its approval in your state, your SecurePay Fee will be the same as it would have been if you had purchased the feature when you purchased your Contract.

Important Considerations:

  •
  You will begin paying the SecurePay Fee as of the Rider Effective Date, even if you do not begin taking SecurePay Withdrawals for many years.

  •
  You may not cancel the SecurePay rider during the ten years following the Rider Effective Date.

  •
  We do not refund any SecurePay Fees if the rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

  •
  You must comply with our Allocation Guidelines and Restrictions (described below) after the Rider Effective Date.

  •
  Prior to the Benefit Election Date, you may take partial surrenders according to the terms of your Contract but partial surrenders will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

  •
  You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Partial surrenders taken before the Benefit Election Date are not SecurePay Withdrawals.

  •
  You may make additional Purchase Payments after the Rider Effective Date, but any Purchase Payments made more than two years after that date do not increase the Benefit Base. See "Calculating the Benefit Base before the Benefit Election Date."

  •
  For additional important considerations relating to the SecurePay R72 Benefit and SecurePay GMAB, please see "SecurePay R72 Benefit" and "SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)" below.

        The timing of the SecurePay rider purchase may have a significant impact on the value of the Benefit Base. For example, there are certain advantages to purchasing the SecurePay rider early:

  •
  We begin reviewing SecurePay Anniversary Values (described below) on the first Contract Anniversary following the Rider Effective Date. This means that the earlier you purchase the SecurePay rider, the longer the period of time during which the Benefit Base may increase due to favorable Sub-Account performance. Anniversary Values occurring prior to the Rider Effective Date do not affect the Benefit Base. See Appendix D, Hypothetical Example 1.

  •
  If you purchase the SecurePay rider when you purchase the Contract, the annual SecurePay Fee is currently 0.10% lower than if you exercise the RightTimeSM option to purchase SecurePay after that date. The SecurePay Fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTimeSM option may change.

        On the other hand, if you purchase the SecurePay rider too early, you may pay the SecurePay Fee for a longer period than is necessary. See Appendix D, Hypothetical Example 2. Additionally, beginning on the Rider Effective Date, you must comply with our Allocation Guidelines and Restrictions (described below), partial surrenders will proportionally reduce the Benefit Base (and therefore the value of SecurePay Withdrawals), and only Purchase Payments made during the first two years following the Rider Effective Date will be included in the Benefit Base.

        Please consult your sales representative to discuss the appropriate time for you to purchase the SecurePay rider.

Maximum Age Limits for Selecting the SecurePay Rider

        The SecurePay rider is available prior to the Owner's 86th birthday. In the case of joint Owners, the age of the older Owner determines eligibility. In the case of joint Owners, the age of the older Owner determines eligibility. Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," eligibility is determined by the age of the Annuitant.

Allocation Guidelines and Restrictions

        Under the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with a model portfolio that satisfies the Allocation Guidelines and Restrictions ("Benefit Allocation Model Portfolios"). We make available to you, as a contractholder, the five diversified model portfolios described in the section titled "Asset Allocation Models." All of these Asset Allocation Model Portfolios, except the Aggressive Growth model, are eligible Benefit Allocation Model Portfolios. In general, the investment strategies employed by the Benefit Allocation Model Portfolios include all allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the Benefit Allocation Model Portfolios will achieve their investment objective. If you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the SecurePay rider are probably not appropriate for you.

        The specific model portfolios available to you are fully described in a separate brochure. Your sales representative can provide additional information about the Benefit Allocation Models available to you. Please talk to him or her if you have additional questions about Benefit Allocation Model Portfolios.

        You may allocate your Purchase Payment to the dollar cost averaging ("DCA") Fixed Account(s) provided transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with the Benefit Allocation Model Portfolio that you select.

        You may select only one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with SecurePay. You may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

        After you purchase the SecurePay Rider and select your Benefit Allocation Model Portfolio, we will allocate your Purchase Payments and transfers out of the DCA Fixed Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase SecurePay under the RightTimeSM option we will allocate existing variable Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected.

        We deduct all Contract Fees, SecurePay Withdrawals, Excess Withdrawals, and other partial surrenders pro-rata from the various Sub-Accounts included in the model portfolio (and if applicable, your DCA Fixed Account.) We also will "re-balance" your Contract Value quarterly, semi-annually, or annually to restore your allocations to the original percentages recommended in your Benefit Allocation Model Portfolio. You may specify the rebalancing period. If you do not specify the period, we will rebalance your Contract Value semi-annually.

        These Allocation Guidelines and Restrictions and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted under these Allocation Guidelines, you must submit new allocation instructions to us in writing. There is no charge for participating in the asset allocation program.

        If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with these Allocation Guidelines and Restrictions

(a "Prohibited Allocation instruction"), we will terminate your SecurePay rider. A Prohibited Allocation instruction includes:

  (a)
  allocating a Purchase Payment to an Allocation Option other than your Benefit Allocation Model; or

  (b)
  directing a dollar cost averaging transfer to an Allocation Option other than your Benefit Allocation Model; or

  (c)
  transferring any Contract Value to an Allocation Option other than your Benefit Allocation Model; or

  (d)
  deducting the proceeds of a withdrawal or partial surrender from an Allocation Option other than your Benefit Allocation Model; or

  (e)
  terminating the rebalancing of your Contract Value.

        If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination."

Beginning Your SecurePay Withdrawals

        You must submit a completed SecurePay Benefit Election Form to our administrative office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

  •
  Even though the SecurePay rider is in effect as of the Rider Effective Date and we begin the SecurePay Fee deductions on that date, any partial surrenders made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

        You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

  •
  The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59 1/2 or older. We require due proof of age before the first SecurePay Withdrawal is permitted.

  •
  All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

  •
  You may not make additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

  •
  If at least 10 years elapse between the Rider Effective Date and your Benefit Election Date, we will increase your Maximum Withdrawal Percentage (described below) by 1%, which means you will be permitted to withdraw a greater amount each year once you begin taking SecurePay Withdrawals. (Please note: if you select the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1% if 10 years elapse. See "SecurePay R72 Benefit" below.)

  •
  You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider

    Effective Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

  •
  Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

  •
  Selecting the SecurePay R72 Benefit and/or the SecurePay GMAB may impact your decision of when to establish your Benefit Election Date. For more information, see "SecurePay R72 Benefit" and "SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)" below.

        Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

Important Considerations

  •
  All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59 1/2. See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders."

    The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.

    •
    Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

    •
    Excess Withdrawals may result in a significantly lower AWA in the future.

Determining the Amount of Your SecurePay Withdrawals

        The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our administrative office in good order by multiplying your Benefit Base on that date by the applicable "Maximum Withdrawal Percentage." The manner in which we will calculate the Benefit Base and the Maximum Withdrawal Percentage is discussed below.

Determining the Benefit Base and the Annual Withdrawal Amount ("AWA")

        The percentage we use to determine your Annual Withdrawal Amount depends on the following three factors:

  (1)
  Whether SecurePay Withdrawals are available for the lifetime of one or two Covered Persons, the person or persons whose life measures the length of the Benefit Period.

  (2)
  The age of the Covered Person on the Benefit Election Date. In the case of two Covered Persons, the age of the younger Covered Person will measure the percentage.

  (3)
  The length of time between the Rider Effective Date and the Benefit Election Date.

        If there are two Owners under the Contract who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, the SecurePay rider may cover one or both spouses. In the latter case, the SecurePay Withdrawals may continue for as long as either spouse lives.

        The Maximum Withdrawal Percentage under the various circumstances is as follows:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	If Benefit Election Date is Less Than 10 Years after Rider Effective Date	If Benefit Election Date is 10 Years or More after Rider Effective Date
59 1/2 through 69 (SecurePay for two spouses)	4.5%	5.5%
59 1/2 through 69 (SecurePay for one person)	5.0%	6.0%
70 and older (SecurePay for two spouses)	5.5%	6.5%
70 and older (SecurePay for one person)	6.0%	7.0%

        If you select the SecurePay R72 Benefit (described below), then we may apply a different Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

Age of (Younger) Covered Person(s) on Benefit Election Date	Maximum Withdrawal Percentage
59 1/2 through 74 (SecurePay for two spouses)	4.5%
59 1/2 through 74 (SecurePay for one person)	5.0%
75 and older (SecurePay for two spouses)	5.5%
75 and older (SecurePay for one person)	6.0%

        Note: If you select the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1%, even if 10 years elapse between the Rider Effective Date and your Benefit Election Date.

        For example, to help you understand how we calculate the AWA, assume the Owner/Covered Person was age 65 on the Rider Effective Date, 5 years passed between the Rider Effective Date and the Benefit Election Date, and the Benefit Base was $100,000. Because the Covered Person is now 70 years old, the Maximum Withdrawal Percentage would be 6.0%, and the AWA would equal $6,000 ($100,000 × .06).

        If on the Benefit Election Date the same Owner wants SecurePay Withdrawals based upon himself and his 64 year-old spouse, then the Maximum Withdrawal Percentage would be 4.5% and the AWA would equal $4,500 ($100,000 × .045) because there are two Covered Persons and the younger of the two is less than 70 years old on the Benefit Election Date.

        Note:    A change of Covered Persons after the Benefit Election Date will cause the SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. The Owner(s) may purchase a new SecurePay rider under the RightTimeSM option without the normal five-year waiting period. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

SecurePay MESM: Increased AWA for Certain Medical Conditions

        If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA when you elect to begin taking your SecurePay withdrawals.

        Note:    The two-year waiting period for SecurePay MESM begins on the Contract's Effective Date (not necessarily when you select the SecurePay rider). A new waiting period begins if ownership of the Contract changes.

        At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay rider and request SecurePay ME is age 75. We reserve the right to change this maximum age, so that in the future the maximum age for medical evaluation may increase or decrease. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

        After receiving your application for SecurePay ME, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under SecurePay ME and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

        After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The Table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the Benefit Allocation Model Portfolios and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change from time to time. If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available under the SecurePay rider ME feature may change from time to time, but will not change after your Benefit Election Date. An increase in your AWA will not affect the amount of the SecurePay fee, although we may charge a processing fee to establish SecurePay ME, as described below.

        Note:    SecurePay MESM may not be available in all states. We reserve the right to discontinue this benefit at any time.

How to Apply for an Increased AWA

        You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and/or your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your contract for two or more years and if you (or the younger of you and your spouse) are at least 59 1/2 years old.

        If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay MESM questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

        If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

        Note:    You may not apply for an increased AWA after the Benefit Election Date.

        In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will advise you of our determination with respect to Single and Joint Coverage. Although the base AWA available under the SecurePay rider for Joint Coverage is based upon the younger of the two spouses, the determination as to the amount of the increase available for Joint Coverage, if any, will be the smaller increase attributable to each Covered Person.

        Note:    Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person.

        We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay withdrawals at the increased AWA.

        The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA

        We must receive your Benefit Election Form at our administrative office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

SecurePay NHTM: Increased AWA Because of Confinement in Nursing Home (For contracts issued on or after May 1, 2008)

        If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NHTM (Nursing Home Enhancement) feature. This feature is included at no additional charge with both the SecurePay and SecurePay R72 Benefit for contracts issued on or after May 1, 2008 (subject to state approval).

SecurePay NH may not be available in all states and we may further limit its availability.

         What is SecurePay NH?    If you qualify for the SecurePay NH benefit during a contract year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

         Eligibility for SecurePay NH Benefits.    To qualify for the increased AWA under SecurePay NH, the Covered Person must:

  1.
  have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

  2.
  (a) be currently confined to a Nursing Home, as defined below, (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

  3.
  be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

         Ineligibility.    You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of a SecurePay rider, or you are confined to a nursing home during the year following your purchase of the Rider.

         Nursing Home:    For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

         Activities of Daily Living (ADL).    Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

  •
  Bathing—The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

  •
  Continence—The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

  •
  Dressing—The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

  •
  Eating—The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

  •
  Toileting—The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

  •
  Transferring—The ability to move into or out of a bed, chair or wheelchair.

         Severe Cognitive Impairment.    For purposes of determining eligibility for SecurePay NH, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

         Two Covered Persons.    If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

Applying for Increased AWA under SecurePay NH.

         Initial Application.    To apply for an increased AWA under SecurePay NH, you must submit an application certifying that the Covered Person meets the conditions for qualification under SecurePay NH. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

        The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

         Re-Certification of Eligibility.    Beginning with the second Contract Anniversary following the Qualification Date, you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary during the Nursing Home Benefit Period. We will notify you at least 30 days before this re-certification is due.

        The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under SecurePay NH, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

        We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the GLWB rider you purchased.

Determining Your Increased AWA under SecurePay NH

         Initial Qualifying Year.    Qualification for an increased AWA under SecurePay NH may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an excess withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an excess withdrawal under SecurePay.

        If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced GLWB withdrawal percentage, and subtracting all prior non-excess withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

        If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced GLWB withdrawal percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

         Notice of Qualification.    We will include the amount of the increase in the Annual Withdrawal Amount for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

         Subsequent Contract Years.    In subsequent Contract Years during the Nursing Home Benefit Period, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. After the Nursing Home Benefit Period expires, we determine the Annual Withdrawal Amount, if any, according to the terms of the GLWB rider you purchased.

         Termination and Reinstatement of the SecurePay NH Benefit.    The SecurePay NH benefit terminates when your SecurePay benefit terminates. If your SecurePay benefit is reinstated, your SecurePay NH benefit will also be reinstated.

         Tax Considerations for SecurePay NH.    The tax treatment of SecurePay NH is uncertain in several respects. Please see "Federal Tax Matters, Tax Consequences of SecurePay Rider" and "Federal Tax Matters, Qualified Retirement Plans." If you are considering purchasing a Qualified Contract with SecurePay, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

Selecting Your Coverage Option

        If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner.	N/A
Single Owner/ Spouse Beneficiary

Covered Person is the Owner. Upon death of Owner, the surviving spouse may exercise the RightTimeSM option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.

Both are Covered Persons. Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon first death.	N/A
Joint Owner/ Spouse 2nd Owner

Covered Person is older Owner. SecurePay rider expires upon death of older Owner. Upon death of older Owner, the surviving spouse may exercise the RightTimeSM option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.

Both are Covered Persons. Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

Changing Beneficiaries — Single Owner with Joint Life Coverage

        After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider.

        Similarly, if an Owner adds a spouse as a sole Primary Beneficiary after selecting Single Life Coverage and wants to convert to Joint Life Coverage, the Owner may terminate the SecurePay rider provided it has been 10 years or more since the Rider Effective Date and exercise the RightTimeSM option (if we are still offering SecurePay) to purchase a new SecurePay rider. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

Calculating the Benefit Base before the Benefit Election Date

        The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

          Note:    The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

        On the Rider Effective Date, we will determine your initial Benefit Base. If you purchase the SecurePay rider when you purchase the Contract, the Benefit Base is initially equal to your initial Purchase Payment. If you purchase the SecurePay rider after the Contract has been issued by exercising the RightTimeSM option, the Benefit Base is initially equal to the Contract Value as of the Rider Effective Date.

        Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Effective Date. We reduce the Benefit Base for each partial surrender from the Contract prior to the Benefit Period in the same proportion that each partial surrender reduces the Contract Value as of the date we process the partial surrender request.

          Example:    Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 partial surrender, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

        On each Contract Anniversary following the Rider Effective Date, we will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that Contract Anniversary minus any Purchase Payments made two or more years after the Rider Effective Date. If we receive a partial surrender request on a Contract Anniversary, we will deduct the partial surrender from Contract Value before calculating the SecurePay Anniversary Value.

SecurePay R72 Benefit

        If you purchase the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1% if you delay the Benefit Election Date by 10 or more years following the Rider Effective Date. See "Determining the Amount of your SecurePay Withdrawals."

        You may purchase the SecurePay R72 Benefit under the SecurePay rider for an increased SecurePay Fee, provided that the youngest Owner (or, in the case of a Qualified Contract, the Annuitant) is age 55 or older. This benefit is designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased.

        Under the SecurePay R72 Benefit, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

  (1)
  the Benefit Base on that Contract Anniversary;

  (2)
  the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

  (3)
  the SecurePay Roll-up Value, which is equal to:

  (a)
  the most recently calculated Benefit Base prior to that Contract Anniversary; plus

  (b)
  7.2% of the Benefit Base on the previous Contract Anniversary (the "roll-up" amount), reduced proportionately for partial surrenders made since that anniversary. This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

          Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 7.2% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

        When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 7.2% to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The SecurePay Roll-up Value can never be greater than $5 million.

          Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 - $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

          On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 7.2% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and 7.2% of $100,000 = $7,200. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $720, the reduced "roll-up" amount is $6,480 ($7,200 - $720). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $6,480 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $96,480.

          We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

    (1)
    the Benefit Base on that Contract Anniversary ($90,000);

    (2)
    the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

    (3)
    the SecurePay Roll-up Value ($96,480)

          We will set your Benefit Base equal to $96,480 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

          Note: Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders, the SecurePay Roll-up Value on the next Contract Anniversary would be $107,200 ($100,000 + $7,200 (the 7.2% "roll-up" amount)).

          Assume instead, however, that during the Contract Year you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,600, respectively. This would result in a SecurePay Roll-up Value of $53,600 on the next Contract Anniversary ($50,000 + $3,600), rather than $107,200. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,600 ($107,200 - $53,600).

          The Roll-up Period begins on the Rider Effective Date and ends on the earliest of:

  (1)
  the 10th Contract Anniversary following the later of: (a) the Rider Effective Date; or (b) the most recent date that we reset the Roll-up Period;

  (2)
  the Benefit Election Date; or

  (3)
  the date the SecurePay rider terminates (see "Terminating the SecurePay Rider").

        If the Roll-up Period ends, the SecurePay R72 Benefit may not terminate. The SecurePay R72 Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

          Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

          Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay R72 Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay R72 Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

        If at any time before the Benefit Election Date we increase the Benefit Base to equal the SecurePay Anniversary Value, we will reset the Roll-up Period. This is true even if the previous Roll-up Period has expired. We will reset the Roll-up Period for an additional ten years, although any reset will end on the Benefit Election Date (or upon termination of the SecurePay Rider).

          Example: Assume you purchase a Contract on May 1, 2008. If you do not establish the Benefit Election Date during the next 10 years, the Roll-up Period would expire on May 1, 2018. If, however, at any time during the Roll-up Period we increase the Benefit Base to equal the SecurePay Anniversary Value, the Roll-up Period will be reset. In this example, if the Roll-up Period is reset on May 1, 2012, the new Roll-up Period would expire on May 1, 2022. Similarly, if you have still not established the Benefit Election Date and the Benefit Base is again increased to equal the SecurePay Anniversary Value on May 1, 2025, we would once again reset the Roll-up Period to begin on May 1, 2025 and expire on May 1, 2035.

          In this example, because there is no Roll-up Period between May 1, 2022 and May 1, 2025, we would not include the SecurePay Roll-up Value in the calculation of the Benefit Base during this time.

Calculating the Benefit Base On or After the Benefit Election Date

        We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

        If you have selected the SecurePay R72 Benefit, we will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

SecurePay Withdrawals

        SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

        If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

Important Consideration

  •
  SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

    For example, assume your Maximum Withdrawal Percentage is 5% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 × .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

Excess Withdrawals

        During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

        An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

  (a)
  If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

  (b)
  If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

        For example, suppose your Benefit Base is $100,000, your Contract Value is $110,000, your Withdrawal Percentage is 5% (i.e., your AWA is $5,000) and you have already taken $3,000 of SecurePay Withdrawals in the Contract Year. If you then request a $3,000 SecurePay Withdrawal (which means you have exceeded your AWA by $1,000), we will consider $2,000 of that withdrawal to be SecurePay and $1,000 to be Excess. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 - $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 - $1,000).

        However, if in the example above, your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 - $2,000) = 1.4706%). We then apply this percentage reduction to your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 - ($100,000 * 0.014706)).

        We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage determined on the Benefit Election Date.

SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)

        You may not select the SecurePay GMAB if you do not purchase the SecurePay rider.

        You may purchase the SecurePay GMAB under the SecurePay rider for an increased SecurePay Fee. The SecurePay GMAB is designed to protect you from poor investment performance under the Contract during a specified period. Subject to certain conditions, the SecurePay GMAB provides a future "safety net" by guaranteeing that at the end of a specified period ("GMAB Period"), your Contract Value will not be less than a minimum guaranteed amount ("GMAB Guaranteed Amount"). If your Contract Value is less than this amount on that date, we will increase your Contract Value to equal the GMAB Guaranteed Amount.

Important Considerations

  •
  A partial surrender will reduce the GMAB Guaranteed Amount in the same proportion that the partial surrender reduces your Contract Value. Thus, partial surrenders may significantly reduce the value of the SecurePay GMAB.

  •
  If you establish the Benefit Election Date prior to the end of the GMAB Period, we will terminate the SecurePay GMAB and you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee). However, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay GMAB with the disadvantages of delaying taking SecurePay Withdrawals.

  •
  Purchase Payments received by us more than one year after the Rider Effective Date are not included in the calculation of the GMAB Guaranteed Amount. Thus, for example, if you intend to make regular Purchase Payments to your Contract for more than one year after the Rider

    Effective Date, such as in monthly or annual contributions to an IRA, you should consider whether the SecurePay GMAB is appropriate for you.

  •
  Because your Contract Value may be greater than or equal to the GMAB Guaranteed Amount at the end of the GMAB Period, you may never need to rely on the SecurePay GMAB. Thus, you may be paying for a benefit that you never realize. We will not refund the increased SecurePay Fee if your Contract Value is not increased by the SecurePay GMAB.

Calculating the GMAB Guaranteed Amount

        On the Rider Effective Date, we also will determine your initial GMAB Guaranteed Amount. If you purchase the SecurePay rider with the SecurePay GMAB when you purchase your Contract, your initial GMAB Guaranteed Amount is equal to your initial Purchase Payment. If you purchase the SecurePay rider with the SecurePay GMAB after your Contract has been issued by exercising the RightTimeSM option, the initial GMAB Guaranteed Amount is equal to your Contract Value on the Rider Effective Date.

        Thereafter, we increase the GMAB Guaranteed Amount dollar-for-dollar for each Purchase Payment received by us during the first year following the Rider Effective Date. Any Purchase Payments that we receive after the first year will not increase the GMAB Guaranteed Amount. We reduce the GMAB Guaranteed Amount for each partial surrender from the Contract in the same proportion that each partial surrender reduces your Contract Value as of the date we process the partial surrender request.

          Example: Assume that on January 1st you purchase the SecurePay rider with the SecurePay GMAB and make an initial Purchase Payment of $100,000. The GMAB Guaranteed Amount would equal $100,000. To continue this example, assume:

          On March 1st of that same year, your Contract Value increases to $101,000 due to favorable market performance and you make an additional Purchase Payment of $10,000. Your Contract Value would increase to $111,000 ($101,000 + $10,000) and your GMAB Guaranteed Amount would increase to $110,000 ($100,000 + $10,000).

          On September 1st, your Contract Value further increases to $115,000 due to favorable market performance and you make a $20,000 partial surrender. Your Contract Value would decrease to $95,000 ($115,000 - $20,000). Because the partial surrender reduced your Contract Value by 17.39% (($115,000 - $95,000)/$115,000), we would proportionally reduce your GMAB Guaranteed Amount by 17.39%, or $19,130.44 ($110,000 x 17.39%) to $95,869.56 ($115,000 - $19,130.44).

            Note: Partial surrenders could reduce your GMAB Guaranteed Amount by substantially more than the actual amount of the partial surrender. For example, assume your GMAB Guaranteed Amount is $100,000. If you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value), then the GMAB Guaranteed Amount is reduced by 50% to $50,000. Thus, the $45,000 partial surrender would reduce the GMAB Guaranteed Amount by more than $45,000 — it would reduce it by $50,000.

          On February 1st of the following year, your Contract Value decreases to $90,000 due to unfavorable market performance and you make an additional Purchase Payment of $5,000. Your Contract Value would increase to $95,000 ($90,000 + $5,000), but your GMAB Guaranteed Amount would remain at $90.869.57 since you made the additional Purchase Payment more than one year following the Rider Effective Date. However, any additional partial surrenders would continue to decrease your GMAB Guaranteed Amount.

"Stepping Up" the GMAB Guaranteed Amount

        On the 5th Contract Anniversary following the Rider Effective Date, you may "step-up" the GMAB Guaranteed Amount to equal your current Contract Value and begin a new GMAB Period. To do so:

  •
  you must elect the step-up in writing within 90 days prior to the 5th Contract Anniversary;

  •
  your Contract Value on the 5th Contract Anniversary following the Rider Effective Date must be greater than the GMAB Guaranteed Amount on that date;

  •
  the new GMAB Period must not extend beyond the Annuity Commencement Date then in effect;

  •
  we must receive your request prior to the oldest Owner's 85th birthday (or, in the case of a Qualified Contract, the Annuitant's 85th birthday); and

  •
  the SecurePay GMAB must still be in effect.

        If you elect the step-up, a new GMAB Period will begin on the 5th Contract Anniversary following the Rider Effective Date. We also will adjust your GMAB Guaranteed Amount so that it is equal to your Contract Value on the 5th Contract Anniversary following the Rider Effective Date. Please note that any Purchase Payments we receive following the date of reset will not increase the GMAB Guaranteed Amount. Upon step-up, we reserve the right to change the increased SecurePay Fee to the fee we are currently charging for a newly issued SecurePay rider with the SecurePay GMAB.

          Note: If you establish the Benefit Election Date prior to the end of the new GMAB Period, we will terminate the SecurePay GMAB and you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee). However, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of "stepping up" the GMAB Guaranteed Amount with the disadvantages of delaying taking SecurePay Withdrawals.

Determining the GMAB Period

        On the Rider Effective Date, we will begin the GMAB Period. The GMAB Period will continue until the earliest of:

  (1)
  the 10th Contract Anniversary following the later of: (a) the Rider Effective Date; or (b) the date you "step-up" the GMAB Period, as discussed below;

  (2)
  the Benefit Election Date; or

  (3)
  termination of the SecurePay rider (see "Terminating the SecurePay Rider").

Expiration of the GMAB Period

        If, at the end of the GMAB Period, your Contract Value is less than the GMAB Guaranteed Amount, we will increase your Contract Value to equal the GMAB Guaranteed Amount. We will allocate the increase in Contract Value pro-rata among the Sub-Accounts within the Asset Allocation Model Portfolio in which you are invested.

          Example: Assume that on January 1, 2018, your GMAB Period ends, your Contract Value equals $100,000, and your GMAB Guaranteed Amount equals $150,000. Since your Contract Value ($100,000) is less than your GMAB Guaranteed Amount ($150,000) at the end of your GMAB Period, we will increase your Contract Value to $150,000 to equal your GMAB Guaranteed

  Amount. We will allocate the increased amount ($50,000) pro-rata among the Sub-Accounts within the Asset Allocation Model Portfolio in which you are invested.

Termination of the SecurePay GMAB

        The SecurePay GMAB will terminate on the earliest of:

  (1)
  the end of the GMAB Period (or the end of the new GMAB Period following "step-up" of the GMAB Guaranteed Amount);

  (2)
  the Benefit Election Date; or

  (3)
  termination of the SecurePay rider (see "Terminating the SecurePay Rider").

        If the SecurePay GMAB terminates due to the establishment of the Benefit Election Date or the termination of the SecurePay rider, you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee).

        Upon termination of the SecurePay GMAB, we will no longer assess the increased SecurePay Fee for the SecurePay GMAB. However, we will continue to assess the SecurePay Fee for the SecurePay rider or, if purchased, the increased SecurePay Fee for the SecurePay R72 Benefit until termination of the rider.

Repurchasing the SecurePay GMAB

        If your SecurePay GMAB terminated before the oldest Owner's 85th birthday (or, in the case of a Qualified Contract, the Annuitant's 85th birthday), you may request to repurchase the SecurePay GMAB. We must receive your written request within 90 days prior to the date of termination, your SecurePay rider must still be in effect, the new GMAB Period must not extend beyond the Annuity Commencement Date then in effect, and you must not have established the Benefit Election Date. We will treat the SecurePay GMAB as a new purchase, which means that a new GMAB Period will begin as of the date of termination and your GMAB Guaranteed Amount will be equal to your Contract Value as of that date. We also will increase the GMAB Guaranteed Amount dollar-for-dollar for each Purchase Payment received by us during the first year following the date of repurchase (although any Purchase Payments that we receive after that first year will not increase the GMAB Guaranteed Amount). We will set your increased SecurePay Fee to equal the fee we are currently charging for a newly issued SecurePay rider with the SecurePay GMAB.

Reduction of Contract Value to Zero

        If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:

  •
  We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

  •
  we will establish an Annuity Commencement Date no earlier than the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

  •
  we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse.

        Please note that we may accept different payment intervals. If you request a full surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, first, we will pay you a lump sum equal to such remaining AWA. We will then establish an Annuity Commencement Date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an Annuity Commencement

Date under a settlement of the benefit under your SecurePay rider, we intend to treat any amounts received by you in the form of SecurePay Withdrawals as partial surrenders for tax purposes. After we establish an Annuity Commencement Date under a settlement of the benefit under your SecurePay rider, we will treat any amounts received by you as annuity payments for tax purposes. (See "TAXATION OF ANNUITIES IN GENERAL.")

        If you have selected the SecurePay GMAB and your Contract Value is reduced to zero during the GMAB Period, your SecurePay GMAB will terminate and you will not receive any increase in your Contract Value equal to the GMAB Guaranteed Amount.

        If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

Required Minimum Distributions

        If SecurePay is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. (See "QUALIFIED RETIREMENT PLANS.")

        After the Benefit Election Date, SecurePay permits withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with written notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

        In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

        In general, under the SecurePay rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

        Note:    If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay Benefit will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

Benefit Available on Maximum Annuity Commencement Date (oldest Owner's or Annuitant's 95th birthday)

        You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th birthday ("Maximum Annuity Commencement Date"). The SecurePay rider will terminate on the Annuity Commencement Date, whether or not you have begun your SecurePay Withdrawals.

        If your SecurePay rider is in effect on the Maximum Annuity Commencement Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments for life equal to the AWA divided by 12. If you do not select an Annuity Option, your annuity payments will be the greater of (i) the AWA divided by 12 or (ii) monthly payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Commencement Date. For more information regarding Annuity Options, including Certain Period options, see ANNUITY PAYMENTS, Annuity Options.

SecurePay Fee

        We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day. The SecurePay rider fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to the Sub-Accounts that comprise one of the Benefit Allocation Models before the fee is charged.

        The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected the SecurePay R72 Benefit and/or the SecurePay GMAB, as follows:

	Maximum	Current
SecurePay rider
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTimeSM option	0.95%	0.60%
SecurePay rider with SecurePay R72 Benefit
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.70%
Purchase of SecurePay rider under RightTimeSM option	1.60%	0.80%
SecurePay rider with SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.30%	0.65%
Purchase of SecurePay rider under RightTimeSM option	1.50%	0.75%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.70%	0.85%
Purchase of SecurePay rider under RightTimeSM option	1.90%	0.95%

        We may increase the SecurePay fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the table above.

        If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you have purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay

Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. See "SecurePay R72 Benefit." If you have purchased the SecurePay GMAB, and you elect not to pay the increase in your SecurePay Fee you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values, additional "step-ups" of the GMAB Guaranteed Amounts or repurchase the SecurePay GMAB following its termination.

Terminating the SecurePay Rider

        The SecurePay rider will terminate upon the earliest of:

  •
  termination of the SecurePay rider by the Owner (permitted after the SecurePay rider has been in effect for at least ten years);

  •
  full surrender or termination of the Contract;

  •
  changing your designation of a Covered Person or Persons on or after the Benefit Election Date;

  •
  the Annuity Commencement Date;

  •
  noncompliance with the Allocation Guidelines and Restrictions, including transferring out of the selected Benefit Allocation Model.

        Deduction of the monthly fee for the SecurePay rider ceases upon termination. If purchased, the SecurePay R72 Benefit and/or the SecurePay GMAB will terminate on the date the SecurePay rider terminates (if not sooner). See "Secure Pay R72 Benefit" and "SecurePay Guaranteed Minimum Accumulation Benefit (GMAB)."

Spousal Continuation

        If the Benefit Election indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person and the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also exercise the RightTimeSM option immediately (if it is available at that time) and purchase a new SecurePay rider. We will waive the 5-year waiting period. The surviving spouse's benefit under the SecurePay rider will be subject to the terms and conditions of the rider in effect at that time. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

        If the SecurePay Benefit Election indicates Joint Life Coverage (see "Selecting Your Coverage Option"), and the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage determined on the Benefit Election Date.

Reinstating the SecurePay Rider Within 30 Days of Termination

        If your SecurePay rider terminated due to a Prohibited Allocation instruction (See "Allocation Guidelines and Restrictions") and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

        Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value to a current Benefit Allocation Model and/or resume portfolio rebalancing. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Effective Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination. In addition, if we reinstate your SecurePay rider, we also will reinstate your SecurePay R72 Benefit and/or your SecurePay GMAB (if applicable).

Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider

        If your SecurePay rider has terminated, you may exercise the RightTimeSM option and purchase a new SecurePay rider before the Annuity Commencement Date if five years have passed since the termination of the prior SecurePay rider. We do not require a five-year waiting period, however, if your prior SecurePay rider terminated because of the death or change of a Covered Person during the Benefit Period.

        If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of your written request to exercise the RightTimeSM option. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:

  •
  The initial Benefit Base will be equal to the Contract Value as of the new Rider Effective Date.

  •
  The time period applicable to the Maximum Withdrawal Percentage determination will begin from the new Rider Effective Date.

  •
  When we calculate the AWA under the new SecurePay rider, we will base the Maximum Withdrawal Percentage on the age of the Owner (the younger Owner in the case of two Owners) as of the new rider's Benefit Election Date.

  •
  We will impose the current SecurePay Fee in effect on the new Rider Effective Date.

  •
  If you purchase a new SecurePay rider with the SecurePay GMAB, a new GMAB Period will begin as of the new Rider Effective Date and your GMAB Guaranteed Amount will be equal to your Contract Value as of that date. We also will increase the GMAB Guaranteed Amount dollar-for-dollar for each Purchase Payment received by us during the first year following the date of purchase (although any Purchase Payments that we receive after that first year will not increase the GMAB Guaranteed Amount). We will set your increased SecurePay Fee to equal the fee we are currently charging for a newly issued SecurePay rider with the SecurePay GMAB.

        Please note you may only purchase a new SecurePay rider with the SecurePay R72 Benefit and/or the SecurePay GMAB if these benefits were available on the date that you purchased your Contract.

Tax Consequences

        For a discussion of tax consequences specific to the SecurePay benefit, please see TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of SecurePay Withdrawals.

SUSPENSION OR DELAY IN PAYMENTS

        Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

  (1)
  when the New York Stock Exchange is closed; or

  (2)
  when trading on the New York Stock Exchange is restricted; or

  (3)
  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

  (4)
  when the SEC, by order, so permits for the protection of security holders.

        We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

        If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

        To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.40% of the average daily net assets of the Variable Account attributable to your Contract.

        The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

Administration Charge

        We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Death Benefit Fee

        If you select the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit, we assess a death benefit fee to compensate us for the cost of providing those death benefits. (There is no fee for the Contract Value Death Benefit.) We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your Return of Purchase Payments Death Benefit or your Maximum Anniversary Value Death Benefit. We do not assess the death benefit fee after the Annuity Commencement Date.

        If you select the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit, you must elect either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. You must make this election when you apply for your Contract, and you cannot change your election after your Contract is issued. It is possible that either of these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.") Before electing the fee option for your Contract, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

ValuPay Fee.

        The ValuPay Fee is based on the Net Amount at Risk and the oldest Owner's age, each measured on the day the fee is assessed. The Net Amount at Risk is the amount by which the value of your death benefit exceeds your Contract Value. There is no Net Amount at Risk when your Contract Value equals your death benefit. Whenever your Contract Value is lower than the value of your death benefit, however, there is a Net Amount at Risk. The Net Amount at Risk will vary as your Contract Value fluctuates. Factors that affect your Contract Value include the investment performance of the Allocation Options you have chosen and the fees and charges, including the ValuPay Fee, that are deducted from your Contract Value or from the Variable Account.

        We do not assess the ValuPay Fee during the first Contract Year. We begin assessing it on the 13th Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date. There is no ValuPay Fee on any Monthly Anniversary Day on which your Contract Value equals your death benefit.

        The ValuPay fee is calculated by multiplying the Net Amount at Risk by the monthly cost factor. The monthly cost factor varies by the age of the oldest Owner. The following table shows the monthly cost factor per $1,000 of Net Amount at Risk by Owner's age. It also shows the cost factor expressed as an annualized percentage of the Net Amount at Risk on each Monthly Anniversary Day.

Oldest Owner's Age	Monthly Cost Factor Per $1,000 of Net Amount at Risk	Annualized Percentage of Monthly Net Amount at Risk
50 or less	$0.25034	0.30%
51-60	$0.50138	0.60%
61-65	$1.00554	1.20%
66-70	$1.47016	1.75%
71-75	$2.53505	3.00%
76-80	$3.82964	4.50%
81	$5.09893	5.95%
82	$5.71812	6.65%
83	$6.34158	7.35%
84	$6.96937	8.05%
85	$7.60156	8.75%
86	$8.37522	9.60%
87	$9.15558	10.45%
88	$9.94277	11.30%
89	$10.73689	12.15%
90	$11.53809	13.00%
91	$12.96964	14.50%
92	$14.42441	16.00%
93	$15.90318	17.50%
94	$17.40681	19.00%
95	$18.93618	20.50%

         Return of Purchase Payments Death Benefit.    If you elected the Return of Purchase Payments Death Benefit, the value of your death benefit on any Monthly Anniversary Day is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments on that day. (See DEATH BENEFIT, Return of Purchase Payments Death Benefit for a more complete description.) The Net Amount at Risk on any Monthly Anniversary Day is the amount by which the value of your Return of Purchase Payments Death Benefit exceeds your Contract Value on that day. The ValuPay Fee is equal to the monthly cost factor for your age multiplied by the Net Amount at Risk on the Monthly Anniversary Day.

        For example, if you are 78 years old on your 20th Monthly Anniversary Day and on that day your Contract Value equals $115,000 while your adjusted aggregate Purchase Payments equal only $100,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $85,000 while your adjusted aggregate Purchase Payments equal $100,000, the Net Amount at Risk is $15,000 (aggregate Purchase Payments of $100,000 minus Contract Value of $85,000). We would deduct a ValuPay Fee of $57.45 (monthly cost factor of $3.82964 per $1,000 multiplied by 15). (See "Comparative Examples of Death Benefit Fees" for examples intended to help you compare the death benefit fee options that are available in the Contract.)

         Maximum Anniversary Value Death Benefit.    If you elected the Maximum Anniversary Value Death Benefit, the value of your death benefit on each Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments on that day, or (3) your greatest anniversary value attained as of that day. (See DEATH BENEFIT, Maximum Anniversary Value Death Benefit for a more compete description.) The Net Amount at Risk on any Monthly Anniversary Day is the amount by which the value of your Maximum Anniversary Value Death Benefit exceeds your Contract Value on that day. The ValuPay Fee is equal to the monthly cost factor for your age multiplied by the Net Amount at Risk on the Monthly Anniversary Day.

        For example, if you are 78 years old on your 20th Monthly Anniversary Day and on that day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the Net Amount at Risk is $5,000 (greatest anniversary value attained of $120,000 minus Contract Value of $115,000). We would deduct a ValuPay Fee of $19.15 (monthly cost factor of $3.82964 per $1,000 multiplied by 5). (See "Comparative Examples of Death Benefit Fees" for examples intended to help you compare the death benefit fee options that are available in the Contract.)

CoverPay Fee.

        The CoverPay Fee is based on the value of the death benefit in your Contract on the day the fee is assessed. We begin assessing the CoverPay Fee on the first Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date.

         Return of Purchase Payments Death Benefit.    If you elected the Return of Purchase Payments Death Benefit, the CoverPay Fee is equal, on an annualized basis, to 0.10% of your death benefit value measured on each Monthly Anniversary Day. The value of your Return of Purchase Payments Death Benefit on any Monthly Anniversary Day is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments on that day. (See DEATH BENEFIT, Return of Purchase Payments Death Benefit for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $115,000, and your adjusted aggregate Purchase Payments equal only $100,000, the CoverPay Fee we deduct on that day will be based on the Contract Value of $115,000. Alternatively, if your Contract Value equals only $85,000, but your adjusted aggregate Purchase Payments equal $100,000, the CoverPay Fee we deduct on that day will be based on the adjusted aggregate Purchase Payments of $100,000. (See "Comparative Examples of Death Benefit Fees" for examples intended to help you compare the death benefit fee options that are available in the Contract.)

         Maximum Anniversary Value Death Benefit.    If you elected the Maximum Anniversary Value Death Benefit, the CoverPay Fee is equal, on an annualized basis, to 0.30% of your annualized death benefit value measured on each Monthly Anniversary Day. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See DEATH BENEFIT, Maximum Anniversary Value Death Benefit for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your greatest anniversary value attained of $120,000. (See "Comparative Examples of Death Benefit Fees" for examples intended to help you compare the death benefit fee options that are available in the Contract.)

Selecting a Death Benefit Fee.

        The relative costs of the CoverPay Fee and the ValuPay Fee will vary depending on the Contract's investment performance and, in the case of the ValuPay Fee, the oldest Owner's age. In choosing a death benefit fee for your Contract, you may want to consider the following factors in addition to any other factors that apply in your particular circumstances:

CoverPay Fee	ValuPay Fee

Assessed each month until the Annuity Commencement Date	Assessed only when the death benefit is higher than the Contract Value; Not assessed during the first Contract Year or after the Annuity Commencement Date

Does not vary based on age	Cost factor increases based on age

When the death benefit is higher than the Contract Value, the fee is based on—

The value of the death benefit	The difference in values

When the death benefit is the Contract Value, the fee is based on—

The value of the death benefit, which is the same as the Contract Value	There is no fee

        Over time, if investment performance is generally positive and the death benefit is the same as the Contract Value on most days on which we assess the death benefit fee, the aggregate dollar amount of the CoverPay Fee will generally be more than the aggregate dollar amount of the ValuPay Fee. On the other hand, at any time when the death benefit is higher than the Contract Value on the day we assess the ValuPay Fee, the ValuPay Fee may be more than the CoverPay Fee on that day. During prolonged periods in which the death benefit is higher than the Contract Value on the days we assess the ValuPay Fee, especially if the difference is significant and/or an Owner has reached an older age, the aggregate dollar amount of the ValuPay Fee could be more than the aggregate dollar amount of the CoverPay Fee.

Comparative Examples Of Death Benefit Fees

        The following examples are intended to help you compare the death benefit fee options that are available in the Contract. The examples show what each of the death benefit fees would be for one month based on the facts assumed in the example. Please remember that the examples are illustrations and do not predict or guarantee the amount of the death benefit fee that will apply to your Contract. Your actual fee may be higher or lower than those shown. Similarly, your investment results and death benefit may be higher or lower than those shown in the examples.

        For all of the examples, assume the following facts:

  The Initial Purchase Payment was $100,000;
  No withdrawals or additional Purchase Payments were made;
  The greatest anniversary value attained was $110,000;
  The death benefit fee is being assessed on a Monthly Anniversary Day after the 1st Contract Year; and
  The Contract Value, death benefit value, and Owner's age are as shown in each example.

The examples show the amount of each of the death benefit fees that would apply on the Monthly Anniversary Day on which the fee is being assessed.

EXAMPLE 1

Contract Value:	$100,000
Return of Purchase Payments Death Benefit value:	$100,000
Net Amount at Risk for Return of Purchase Payments Death Benefit:	$0
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$10,000

	Return of Purchase Payments Death Benefit		Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee	ValuPay Fee
Owner's age 61	$8.34	$0.00	$27.54	$10.06
Owner's age 76	$8.34	$0.00	$27.54	$38.30

EXAMPLE 2

Contract Value:	$85,000
Return of Purchase Payments Death Benefit value:	$100,000
Net Amount at Risk for Return of Purchase Payments Death Benefit:	$15,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$25,000

	Return of Purchase Payments Death Benefit		Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee	ValuPay Fee
Owner's age 61	$8.34	$15.08	$27.54	$25.13
Owner's age 76	$8.34	$57.45	$27.54	$95.74

EXAMPLE 3

Contract Value:	$110,000
Return of Purchase Payments Death Benefit value:	$110,000
Net Amount at Risk for Return of Purchase Payments Death Benefit:	$0
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Return of Purchase Payments Death Benefit		Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee	ValuPay Fee
Owner's age 61	$9.17	$0.00	$27.54	$0.00
Owner's age 76	$9.17	$0.00	$27.54	$0.00

EXAMPLE 4

Contract Value:	$115,000
Return of Purchase Payments Death Benefit value:	$115,000
Net Amount at Risk for Return of Purchase Payments Death Benefit:	$0
Maximum Anniversary Value Death Benefit value:	$115,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Return of Purchase Payments Death Benefit		Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee	CoverPay Fee	ValuPay Fee
Owner's age 61	$9.59	$0.00	$28.79	$0.00
Owner's age 76	$9.59	$0.00	$28.79	$0.00

SecurePay Fee

        We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day.

        The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have purchased the SecurePay R72 Benefit and/or the SecurePay GMAB, as follows:

	Maximum	Current
Secure Pay rider
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTimeSM option	0.95%	0.60%
SecurePay rider with SecurePay R72 Benefit
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.70%
Purchase of SecurePay rider under RightTimeSM option	1.60%	0.80%
SecurePay rider with SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.30%	0.65%
Purchase of SecurePay rider under RightTimeSM option	1.50%	0.75%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.70%	0.85%
Purchase of SecurePay rider under RightTimeSM option	1.90%	0.95%

        We may increase the SecurePay fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the table above. If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you have purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. If you have purchased the SecurePay GMAB, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the

SecurePay GMAB following its termination. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values, additional "step-ups" of the GMAB Guaranteed Amounts or repurchase the SecurePay GMAB following its termination. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTimeSM Option.")

         SecurePay Medical Evaluation Fee.    Under the SecurePay rider, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay withdrawals at the increased AWA. The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

Transfer Fee

        Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Fund Expenses

        The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

Premium Taxes

        Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

        Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

        We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information about payments we make to the broker-dealers.

 ANNUITY PAYMENTS

Annuity Commencement Date

        On the Effective Date, the Annuity Commencement Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 95th Birthday. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date. We will terminate the SecurePay rider if in effect on the Annuity Commencement Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTimeSM Option.")

Changing the Annuity Commencement Date.

        The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request and no later than the oldest Owner's or Annuitant's 95th birthday. If you choose a new Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment, you will not be eligible for the PayStream Plus bonus (see below). You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

Annuity Value

        The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Commencement Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, we may use an Annuity Value that includes a bonus amount.

PayStream Plus.
(not available in New Hampshire or Utah)

        If your Annuity Commencement Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Commencement Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

Annuity Income Payments

        On the Annuity Commencement Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Fixed Income Payments.

        Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments.

        Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). Refer to Appendix B for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

Annuity Units.

        On the Annuity Commencement Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

        We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

        We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

        The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

  (a)
  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

  (b)
  is the Annuity Unit value for the preceding Valuation Period; and

  (c)
  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

        The AIR is equal to 5%.

        If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

        Refer to Appendix B for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

        After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options.

        You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

        You may select from among the following Annuity Options:

  Option A — Payments For a Certain Period:

        We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

  Option B — Life Income With Or Without A Certain Period:

        Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made.

  Additional Option:

        You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

        If your Annuity Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Annuity Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

        In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

        From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

        Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

        The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

        The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

        The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

        Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

        The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract but excluding any deductions for premium taxes.

        When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

        Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

        Protective Life may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts. Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds. Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

        Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

        Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

        Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

        Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

        All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

        The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

        This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

        Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

        Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

  (1)
  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2)
  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3)
  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

        The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

        In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

        The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

        As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

        In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

  (1)
  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

  (2)
  certain Qualified Contracts;

  (3)
  Contracts purchased by employers upon the termination of certain Qualified Plans;

  (4)
  certain Contracts used in connection with structured settlement agreements; and

  (5)
  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

        If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

        The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

        In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

        Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers.")

        As described elsewhere in this prospectus, the Company assesses a fee with respect to the Return of Purchase Payments death benefit and the Maximum Anniversary Value death benefit. The Owner must elect to have the fee assessed as a fee based on the Net Amount at Risk ("ValuPay Fee Option") or a death benefit-based fee ("CoverPay Fee Option"). The Company also assesses a fee for determining whether it will allow an increased amount of SecurePay withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

        Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

        Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

        There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

        Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding.") In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers.")

Tax Consequences of SecurePay Rider

         Withdrawals, pledges, or gifts.    In general, SecurePay Withdrawals are treated for tax purposes as partial surrenders. As described elsewhere, in the case of a partial surrender, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her Contract Value over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay rider without the SecurePay GMAB, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of the AWA or the Contract Value over the "investment in the contract." In addition, if you purchase the SecurePay rider with the SecurePay GMAB, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greatest of the Contract Value, the GMAB Guaranteed Amount and the AWA over the "investment in the contract."

         Annuity Payments.    If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay rider is in effect, and we provide monthly payments equal to the greater of (1) the AWA divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay Withdrawal, we will treat periodic payments made on or after the Annuity Commencement Date established under the SecurePay settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of partial surrenders taken prior to the Annuity Commencement Date established under the SecurePay settlement, in which case all payments made on or after that date will be fully includable in income. If you enter a nursing home after the Contract Value is reduced to zero and AWA payments are increased under SecurePay NH, we will treat the amount by which the AWA is increased due to entry into a nursing home as fully includible in income.

SecurePay NH

        The proper characterization for federal income tax purposes of SecurePay NH is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that SecurePay NH provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

Taxation of Death Benefit Proceeds

        Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

  (1)
  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

  (2)
  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

        After the Annuity Commencement Date, if a guaranteed period exists under an Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

  (1)
  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

  (2)
  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

        Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers.")

Assignments, Pledges, and Gratuitous Transfers

        Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income.

Penalty Tax on Premature Distributions

        Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  attributable to the Owner's becoming disabled (as defined in the tax law);

  (c)
  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

  (d)
  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

  (e)
  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

        Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

        In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

        We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit).

        If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

        You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

        In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

        The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

        The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

        If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

        In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the Annuity Value Bonus, the benefits under the SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

        There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

  (a)
  received on or after the date the Owner reaches age 59 1/2;

  (b)
  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

  (c)
  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

        These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

        When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

        Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

        Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

        However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

        Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

        A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of

Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) after 2007, certain Qualified Plans of eligible individuals. Special rules apply to rollovers from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans.

        Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Annuity Contracts.

        Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

        Section 403(b) annuity contracts contain restrictions on withdrawals of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

        These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)

        New income tax regulations impose a written plan requirement and an information sharing requirement on section 403(b) contracts (including section 403(b) annuity contracts and section 403(b)(7) custodial accounts). In particular, a rollover to a section 403(b) contract from an eligible retirement plan, a transfer to a section 403(b) plan from another section 403(b) plan, and the exchange of a section 403(b) contract for another section 403(b) contract under the same section 403(b) plan must be permitted under the section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the section 403(b) contract and the employer maintaining the section 403(b) plan must agree to provide each other, from time to time, with information necessary for the section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy section 403(b) and other tax requirements.

        These new requirements apply to a contract received in an exchange that occurs after September 24, 2007, although such a contract need not satisfy these requirements before January 1, 2009 (the general effective date of the new regulations). Hence, if a new rollover, transfer, or exchange into a section 403(b) contract is made before January 1, 2009, and the written plan and information sharing requirements are not satisfied by that date, the contract will fail to qualify as a section 403(b) contract as of January 1, 2009, absent eligibility for certain transitional relief. In that event, there may be adverse tax consequences to the contract owner, including current taxation of amounts that would otherwise be tax deferred.

        In light of the limitations in the new income tax regulations, the Company generally will not accept rollovers, transfers, or exchanges into a section 403(b) annuity contract after September 24, 2007. If you wish to make a rollover, transfer, or exchange from your section 403(b) annuity contract with the Company to another section 403(b) contract, you should consider that the recipient contract will fail to qualify as a section 403(b) contract as of January 1, 2009, if the requirements applicable to section 403(b) contracts, including the written plan and information sharing requirements, are not satisfied as of that date. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax advisor about the tax consequences to you in the event that the written plan and information sharing requirements are not satisfied as of January 1, 2009.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

        Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

SecurePay NH

        The proper characterization for federal income tax purposes of SecurePay NH is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under SecurePay NH are payments from your annuity. However, it is possible that the IRS could determine that SecurePay NH provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract. You should consult a tax adviser before purchasing a Qualified Contract with SecurePay.

Direct Rollovers

        If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

        Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

        Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

Error in Age or Gender

        When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

        If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

        We will not contest the Contract.

Non-Participation

        The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

        You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

        All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

        No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

        At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

        Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

        If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

        To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

        The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

        The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

        The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

        We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

        IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

        We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

        We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2005	$20,020,473
December 31, 2006	$19,794,359
December 31, 2007	$24,994,827

        We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

        We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

         Compensation Paid to All Selling Broker-Dealers.    We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

        The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract please ask your registered representative.

         Additional Compensation Paid to Selected Selling Broker-Dealers.    In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

        The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

        In 2007, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, A.G. Edwards, UBS and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

        These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products, (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

        We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

         Arrangements with Affiliated Selling Broker-Dealer.    In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

        You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

        Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

        Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

        In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

        The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

        The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

        It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

        Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2007 and 2006 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

        The audited consolidated balance sheets for Protective Life as of December 31, 2007 and 2006 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2007 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

 APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS

        Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the partial surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

        The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

        Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

        The Return of Purchase Payments Death Benefit is equal to the greater of:

  (1)
  Contract Value of $185,000 or,

  (2)
  aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

        The death benefit payable is then $185,000.

*
The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the death benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the death benefit in the same proportion on the date of the partial surrender is 20% of $100,000 or $20,000.

A-1

Maximum Anniversary Value Death Benefit

        The Maximum Anniversary Value Death Benefit is equal to the greater of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender (see "Return of Purchase Payments Death Benefit," above), or (3) the greatest maximum anniversary value attained. A maximum anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000
**
The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Maximum Anniversary Value Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

        The Maximum Anniversary Value Death Benefit is equal to the greater of:

  (1)
  Contract Value of $185,000,

  (2)
  aggregate Purchase Payments less an adjustment for each surrender (see "Return of Purchase Payments Death Benefit," above), or $180,000 less $20,000 equals $160,000.

  (3)
  the greatest maximum anniversary value attained, or $190,000.

        The death benefit payable is then $190,000.

A-2

 APPENDIX B

EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

        Assuming an Annuity Value of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

        There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

        Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

        The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

        Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

        A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above.

B-1

 APPENDIX C

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

        The date of inception of each of the Sub-Accounts available in the ProtectiveAccess®XL Variable Annuity Contract as follows:

March 14, 1994	—	Oppenheimer Money Fund
Goldman Sachs Strategic International Equity Institutional Class
Goldman Sachs Structured Small Cap Equity Institutional Class
Goldman Sachs Structured U.S. Equity Institutional Class
Goldman Sachs Growth and Income Institutional Class
June 13, 1995	—	Goldman Sachs Capital Growth Institutional Class
October 2, 2000	—	Van Kampen LIT Mid Cap Growth II (formerly Aggressive Growth II)
May 1, 2002	—	Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
June 2, 2003	—	Lord Abbett Growth Opportunities
Lord Abbett America's Value
MFS Growth SS (formerly Emerging Growth SS)
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS
Oppenheimer Mid Cap Growth SS
Oppenheimer Capital Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Strategic Bond SS
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Van Kampen LIT Capital Growth II (formerly Strategic Growth II)
Van Kampen LIT Enterprise II
Van Kampen LIT Comstock II
Van Kampen LIT Growth and Income II
December 19, 2003	—	Van Kampen LIT Government II
Van Kampen UIF Equity and Income II
Goldman Sachs Mid Cap Value Institutional Class
May 1, 2006	—	Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2
May 1, 2007	—	Franklin U.S. Government-C2
Templeton Global Income Securities-C2
May 1, 2008	—	Fidelity VIP Freedom Fund-2015 Maturity-SC2
Fidelity VIP Freedom Fund-2020 Maturity-SC2
American Funds Asset Allocation Fund-SC
Goldman Sachs Capital Growth Service Class
Goldman Sachs Growth and Income Service Class
Goldman Sachs Strategic International Equity Service Class
Goldman Sachs Structured Small Cap Equity Service Class
Goldman Sachs Structured U.S. Equity Service Class
Lord Abbett Large Cap Core
Lord Abbett International
Van Kampen UIF International Growth Class II
Van Kampen UIF Global Real Estate Class II

Accumulation Units

        The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the ProtectiveAccess®XL Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the class of Accumulation Units offered in the ProtectiveAccess®XL Variable Annuity. Only the class of Accumulation Units available in the ProtectiveAccess®XL Variable Annuity Contract are shown in the following tables. For charges associated with this class of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

        You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub-Account	Year Ended

Fidelity VIP Contrafund® — Service Class 2	2007	12.10
	2006	10.48
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Fidelity VIP Equity-Income — Service Class 2	2007	11.30
	2006	11.34
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2007	—

Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2007	—

Fidelity VIP Growth — Service Class 2	2007	12.67
	2006	10.16
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Fidelity VIP Index 500 — Service Class 2	2007	11.40
	2006	11.01
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Fidelity VIP Investment Grade Bond — Service Class 2	2007	16.67
	2006	10.41
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Fidelity VIP Mid-Cap — Service Class 2	2007	11.52
	2006	10.15
	2005	—
	2004	—
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2007	11.21
	2006	9.96
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Income Securities — Class 2	2007	11.51
	2006	11.27
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2007	10.49
	2006	10.95
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Small-Mid-Cap Growth Securities — Class 2	2007	10.86
	2006	9.92
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Mutual Shares Securities — Class 2	2007	10.27
	2006	11.06
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Templeton Foreign Securities — Class 2	2007	12.78
	2006	11.25
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Templeton Global Income Securities — Class 2	2007	10.68

Franklin Templeton — Templeton Growth Securities — Class 2	2007	11.50
	2006	11.42
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — U.S. Government Fund — Class 2	2007	10.42

Goldman Sachs Capital Growth — Service Class	2007	—

Goldman Sachs Growth and Income — Service Class	2007	—

Goldman Sachs Strategic International Equity — Service Class	2007	—

Goldman Sachs Structured Small Cap Equity — Service Class	2007	—

Goldman Sachs Structured U.S. Equity — Service Class	2007	—

Goldman Sachs Capital Growth — Institutional Class	2007	24.50
	2006	10.07
	2005	9.38
	2004	9.21
	2003	8.54
	2002	6.93
	2001	9.27

Goldman Sachs Mid Cap Value — Institutional Class	2007	24.50
	2006	22.60
	2005	21.14
	2004	20.86
	2003	19.42
	2002	15.83
	2001	21.28
	2000	25.26

Goldman Sachs Growth and Income — Institutional Class	2007	25.98
	2006	26.00
	2005	21.53
	2004	21.04
	2003	17.99
	2002	14.63
	2001	16.76
	2000	18.80

Goldman Sachs Strategic International Equity — Institutional Class	2007	23.15
	2006	21.80
	2005	18.14
	2004	16.20
	2003	14.50
	2002	10.91
	2001	13.58
	2000	17.82

Goldman Sachs Structured Small Cap Equity — Institutional Class	2007	25.91
	2006	31.51
	2005	28.51
	2004	27.30
	2003	23.82
	2002	17.07
	2001	18.58
	2000	15.51

Goldman Sachs Structured U.S. Equity — Institutional Class	2007	29.47
	2006	30.44
	2005	27.38
	2004	26.11
	2003	23.08
	2002	17.97
	2001	23.58
	2000	26.89

Lord Abbett America's Value	2007	15.89
	2006	15.65
	2005	13.88
	2004	13.58
	2003	11.84
	2002
	2001
	2000

Lord Abbett Bond-Debenture	2007	14.27
	2006	13.65
	2005	12.68
	2004	12.71
	2003	11.97
	2002	10.30
	2001
	2000

Lord Abbett Growth and Income	2007	13.84
	2006	13.59
	2005	11.77
	2004	11.58
	2003	10.44
	2002	8.10
	2001
	2000

Lord Abbett Growth Opportunities	2007	16.58
	2006	13.89
	2005	13.07
	2004	12.69
	2003	11.59
	2002
	2001
	2000

Lord Abbett International	2007	—

Lord Abbett Large Cap Core	2007	—

Lord Abbett Mid-Cap Value	2007	14.69
	2006	14.83
	2005	13.43
	2004	12.60
	2003	10.32
	2002	8.40
	2001
	2000

MFS Growth — Service Shares	2007	16.96
	2006	14.26
	2005	13.45
	2004	12.55
	2003	11.31
	2002
	2001
	2000

MFS Investors Growth Stock — Service Shares	2007	7.10
	2006	6.50
	2005	6.15
	2004	5.99
	2003	5.59
	2002
	2001
	2000

MFS Investors Trust — Service Shares	2007	15.21
	2006	14.04
	2005	12.66
	2004	12.01
	2003	10.93
	2002
	2001
	2000

MFS New Discovery — Service Shares	2007	19.73
	2006	19.60
	2005	17.63
	2004	17.05
	2003	16.30
	2002
	2001
	2000

MFS Research — Service Shares	2007	15.54
	2006	13.98
	2005	12.89
	2004	12.17
	2003	10.70
	2002
	2001
	2000

MFS Total Return — Service Shares	2007	18.63
	2006	18.21
	2005	16.57
	2004	16.40
	2003	15.00
	2002
	2001
	2000

MFS Utilities — Service Shares	2007	26.03
	2006	20.73
	2005	16.07
	2004	14.01
	2003	10.96
	2002
	2001
	2000

OppenheimerFunds Capital Appreciation — Service Shares	2007	19.32
	2006	17.24
	2005	16.26
	2004	15.95
	2003	15.00
	2002
	2001
	2000

OppenheimerFunds Global Securities — Service Shares	2007	26.94
	2006	25.79
	2005	22.32
	2004	19.88
	2003	16.98
	2002
	2001
	2000

OppenheimerFunds High Income — Service Shares	2007	13.61
	2006	13.89
	2005	12.91
	2004	12.86
	2003	12.01
	2002
	2001
	2000

OppenheimerFunds Main Street — Service Shares	2007	15.05
	2006	14.65
	2005	12.97
	2004	12.45
	2003	11.59
	2002
	2001
	2000

OppenheimerFunds Mid Cap — Service Shares	2007	15.61
	2006	14.96
	2005	14.79
	2004	13.42
	2003	11.41
	2002
	2001
	2000

OppenheimerFunds Money Fund	2007	1.37
	2006	1.33
	2005	1.29
	2004	1.27
	2003	1.28
	2002	1.29
	2001	1.29
	2000	1.26

OppenheimerFunds Strategic Bond — Service Shares	2007	16.63
	2006	15.42
	2005	14.60
	2004	14.47
	2003	13.56
	2002
	2001
	2000

Van Kampen LIT Comstock II	2007	16.63
	2006	17.30
	2005	15.14
	2004	14.77
	2003	12.77
	2002
	2001
	2000

Van Kampen LIT Enterprise II	2007	6.60
	2006	5.96
	2005	5.67
	2004	5.34
	2003	5.22
	2002
	2001
	2000

Van Kampen LIT Government II	2007	11.00
	2006	10.44
	2005	10.29
	2004	10.12
	2003	9.89
	2002
	2001
	2000

Van Kampen LIT Growth and Income II	2007	15.24
	2006	15.10
	2005	13.32
	2004	12.30
	2003	10.92
	2002
	2001
	2000

Van Kampen LIT Mid Cap Growth II	2007	6.21
	2006	5.37
	2005	5.19
	2004	4.75
	2003	4.20
	2002	3.07
	2001	4.63
	2000	7.61

Van Kampen LIT Capital Growth II	2007	5.28
	2006	4.60
	2005	4.56
	2004	4.30
	2003	4.09
	2002
	2001
	2000

Van Kampen UIF Equity and Income II	2007	14.80
	2006	14.54
	2005	13.12
	2004	12.41
	2003	11.30
	2002
	2001
	2000

Van Kampen UIF Global Real Estate II	2007	—

Van Kampen UIF International Growth II	2007	—

Accumulation Unit Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub-Account	Year Ended

Fidelity VIP Contrafund® — Service Class 2	2007	17,960
	2006	46
	2005	—
	2004
	2003
	2002
	2001
	2000

Fidelity VIP Equity-Income — Service Class 2	2007	—
	2006	—
	2005	—
	2004
	2003
	2002
	2001
	2000

Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2007	—

Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2007	—

Fidelity VIP Growth — Service Class 2	2007	224
	2006	148
	2005	—
	2004
	2003
	2002
	2001
	2000

Fidelity VIP Index 500 — Service Class 2	2007	14,975
	2006	—
	2005
	2004
	2003
	2002
	2001
	2000

Fidelity VIP Investment Grade Bond — Service Class 2	2007	7,185
	2006	—
	2005	—
	2004
	2003
	2002
	2001
	2000

Fidelity VIP Mid-Cap — Service Class 2	2007	3,219
	2006	1,251
	2005	—
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2007	—
	2006	—
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Income Securities — Class 2	2007	43,572
	2006	1,109
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2007	26,951
	2006	443
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton —	2007	4,628
Franklin Small-Mid Cap Growth Securities — Class 2	2006	—
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Mutual Shares Securities — Class 2	2007	16,294
	2006	592
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Templeton Foreign Securities — Class 2	2007	14,533
	2006	380
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton — Templeton Global Income Securities	2007	9,653

Franklin Templeton — Templeton Growth Securities — Class 2	2007	5,790
	2006	4,148
	2005
	2004
	2003
	2002
	2001
	2000

Franklin Templeton U.S. Government — Class 2	2007	51,282

Goldman Sachs Capital Growth — Service Class	2007	—

Goldman Sachs Growth and Income — Service Class	2007	—

Goldman Sachs Strategic International Equity — Service Class	2007	—

Goldman Sachs Structured Small Cap Value Equity — Service Class	2007	—

Goldman Sachs Structured U.S. Equity — Service Class	2007	—

Goldman Sachs Capital Growth — Institutional Class	2007	119,222
	2006	139,540
	2005	171,594
	2004	195,130
	2003	198,996
	2002	210,012
	2001	232,213
	2000	231,244

Goldman Sachs Growth and Income — Institutional Class	2007	158,204
	2006	213,231
	2005	225,515
	2004	238,977
	2003	205,828
	2002	187,142
	2001	133,710
	2000	105,052

Goldman Sachs Strategic International Equity — Institutional Class	2007	139,962
	2006	163,442
	2005	180,799
	2004	190,334
	2003	155,570
	2002	134,693
	2001	130,493
	2000	146,495

Goldman Sachs Structured Small Cap Equity — Institutional Class	2007	92,400
	2006	118,192
	2005	136,850
	2004	138,815
	2003	119,765
	2002	99,099
	2001	72,047
	2000	69,832

Goldman Sachs Structured U.S. Equity — Institutional Class	2007	176,591
	2006	215,606
	2005	233,762
	2004	258,438
	2003	271,274
	2002	280,619
	2001	288,729
	2000	278,647

Lord Abbett America's Value	2007	105,893
	2006	113,492
	2005	118,136
	2004	91,988
	2003	9,383
	2002
	2001
	2000

Lord Abbett Bond-Debenture	2007	349,234
	2006	380,081
	2005	411,253
	2004	392,216
	2003	228,192
	2002	74,466
	2001
	2000

Lord Abbett Growth and Income	2007	522,374
	2006	608,719
	2005	656,343
	2004	653,997
	2003	330,843
	2002	108,049
	2001
	2000

Lord Abbett Growth Opportunities	2007	27,469
	2006	33,058
	2005	33,399
	2004	31,619
	2003	5,940
	2002
	2001
	2000

Lord Abbett International	2007	—

Lord Abbett Large Cap Core	2007	—

Lord Abbett Mid-Cap Value	2007	403,812
	2006	485,885
	2005	511,647
	2004	326,675
	2003	293,283
	2002	143,531
	2001
	2000

MFS Growth — Service Shares	2007	4,573
	2006	3,795
	2005	2,971
	2004	1,830
	2003	1,015
	2002
	2001
	2000

MFS Investors Growth Stock — Service Shares	2007	86,462
	2006	54,714
	2005	94,318
	2004	95,822
	2003	40,766
	2002
	2001
	2000

MFS Investors Trust — Service Shares	2007	17,004
	2006	18,903
	2005	18,726
	2004	18,317
	2003	13,002
	2002
	2001
	2000

MFS New Discovery — Service Shares	2007	12,564
	2006	12,329
	2005	22,068
	2004	23,397
	2003	7,705
	2002
	2001
	2000

MFS Research — Service Shares	2007	5,237
	2006	1,770
	2005	3,974
	2004	719
	2003	312
	2002
	2001
	2000

MFS Total Return — Service Shares	2007	162,862
	2006	180,637
	2005	194,009
	2004	158,812
	2003	28,613
	2002
	2001
	2000

MFS Utilities — Service Shares	2007	10,157
	2006	10,321
	2005	12,384
	2004	11,790
	2003	2,474
	2002
	2001
	2000

OppenheimerFunds Capital Appreciation — Service Shares	2007	29,913
	2006	41,308
	2005	43,047
	2004	38,791
	2003	13,241
	2002
	2001
	2000

OppenheimerFunds Global Securities — Service Shares	2007	36,531
	2006	38,633
	2005	37,643
	2004	27,103
	2003	4,220
	2002
	2001
	2000

OppenheimerFunds High Income — Service Shares	2007	29,083
	2006	36,632
	2005	37,444
	2004	36,185
	2003	7,843
	2002
	2001
	2000

OppenheimerFunds Main Street — Service Shares	2007	83,343
	2006	91,004
	2005	93,999
	2004	79,027
	2003	29,408
	2002
	2001
	2000

OppenheimerFunds Mid Cap — Service Shares	2007	5,755
	2006	5,890
	2005	7,041
	2004	5,736
	2003	2,014
	2002
	2001
	2000

OppenheimerFunds Money Fund	2007	1,664,249
	2006	1,268,933
	2005	927,895
	2004	675,905
	2003	998,246
	2002	1,525,018
	2001	673,939
	2000	457,258

OppenheimerFunds Strategic Bond — Service Shares	2007	82,987
	2006	79,381
	2005	83,403
	2004	77,633
	2003	33,729
	2002
	2001
	2000

Van Kampen LIT Comstock II	2007	281,867
	2006	299,384
	2005	297,235
	2004	238,959
	2003	29,483
	2002
	2001
	2000

Van Kampen LIT Enterprise II	2007	66,377
	2006	77,266
	2005	85,851
	2004	65,451
	2003	9,426
	2002
	2001
	2000

Van Kampen LIT Government II	2007	67,224
	2006	61,071
	2005	75,754
	2004	71,537
	2003	33,997
	2002
	2001
	2000

Van Kampen LIT Growth and Income II	2007	168,715
	2006	176,929
	2005	179,397
	2004	157,392
	2003	37,501
	2002
	2001
	2000

Van Kampen LIT Capital Growth II	2007	80,933
	2006	88,650
	2005	88,786
	2004	80,833
	2003	11,987
	2002
	2001
	2000

Van Kampen LIT Mid Cap Growth II	2007	67,994
	2006	77,185
	2005	85,459
	2004	71,764
	2003	70,669
	2002	21,774
	2001	15,247
	2000	—

Van Kampen UIF Equity and Income II	2007	264,835
	2006	296,059
	2005	296,053
	2004	254,654
	2003	75,599
	2002
	2001
	2000

Van Kampen UIF Global Real Estate II	2007	—

Van Kampen UIF International Growth II	2007	—

 APPENDIX D

Example of SecurePay Rider
(without the SecurePay R72 Benefit and the SecurePay GMAB)

        The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay R72 Benefit or the SecurePay GMAB. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

        Hypothetical Example 1. ASSUMPTIONS:

  •
  Joe, 55 years old on the Effective Date

  •
  Purchased the SecurePay Rider at time of Contract Purchase

  •
  Elected Single Life Coverage

  •
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

  •
  Because the Benefit Election Date was 11 years after the Rider Effective Date and Joe was 66 on that date, he received the 6% Maximum Withdrawal Percentage

Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A	100,000	100,000(A)	0	0
1	50,000(B)	0	158,955	158,955(C)	0	0
2	0	0	165,987	165,987(D)	0	0
3	25,000(E)	0	215,760	190,760(F)	0	0
4	0	0	211,719	190,760(G)	0	0
5	0	0	248,856	223,856(H)	0	0
6	15,000(I)	0	251,276	223,856(J)	0	0
7	0	0	291,400	251,400(K)	0	0
8	0	10,000(L)	286,952	246,952(M)	0	0
9	0	0	309,046	269,046(N)	0	0
10	0	0	332,184	292,184(O)	0	0
11	0	17,531(P)	307,062	292,184	17,531	0
12	0	17,531(P)	320,745	292,184	17,531	0
13	0	17,531(P)	322,393	292,184	17,531	0
14	0	5,000(Q)	345,506	305,506(Q)	17,531	12,531(Q)
15	0	18,330(R)	339,725	305,506	18,330	0
16	0	18,330(R)	331,210	305,506	18,330	0
17	0	18,330(R)	315,437	305,506	18,330	0

    (A)
    The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

    (B)
    The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

    (C)
    The Benefit Base of $150,000 is compared to the Anniversary Value of $158,955. The Benefit Base steps up to $158,955.

    (D)
    The Benefit Base steps up to the Anniversary Value of $165,987.

    (E)
    The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

    (F)
    The Anniversary Value equals $190,760 ($215,760-$25,000). The Benefit Base steps up to $190,760, since that is greater than the current Benefit Base of $165,987.

    (G)
    The Benefit Base remains at $190,760 since the Anniversary Value is less ($211,719-$25,000 = 186,716).

    (H)
    The Benefit Base steps up to the Anniversary Value of $223,856 ($248,856-$25,000).

    (I)
    The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

    (J)
    The Benefit Base remains at $223,856 since the Anniversary Value is less ($251,276-$40,000 = $211,276).

    (K)
    The Benefit Base steps up to the Anniversary Value of $251,400 ($291,400-$40,000).

    (L)
    The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$296,952 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,934 ($251,400-($251,400 * ($10,000/$296,952))).

    (M)
    The Benefit Base steps up to the Anniversary Value of $246,952 ($286,952-$40,000).

    (N)
    The Benefit Base steps up to the Anniversary Value of $269,046 ($309,046-$40,000).

    (O)
    The Benefit Base steps up to the Anniversary Value of $292,184 ($332,184-$40,000).

    (P)
    For the next three years, Joe takes the full Annual Withdrawal Amount of $17,531 (.06 × $292,184).

    (Q)
    In year 14, Joe only takes $5,000 of the available $17,531. Please note that the $12,531 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $305,506 ($345,506-$40,000).

    (R)
    For the last three years, Joe takes the full Annual Withdrawal Amount of $18,330 (.06 × $305,506).

        Hypothetical Example 2. ASSUMPTIONS:

  •
  Joe, 55 years old on the Effective Date

  •
  Purchased the Contract without taking the SecurePay Rider, but decided at the end of year six to purchase the SecurePay Rider under the RightTimeSM option

  •
  Elected Single Life Coverage

  •
  Began making SecurePay Withdrawals 5 years after the Rider Effective Date

  •
  Because the Benefit Election Date was less than 10 years after the Rider Effective Date and Joe was 66 on that date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A	100,000	n/a	n/a	n/a
1	50,000	0	158,955	n/a	n/a	n/a
2	0	0	165,987	n/a	n/a	n/a
3	25,000	0	215,760	n/a	n/a	n/a
4	0	0	211,719	n/a	n/a	n/a
5	0	0	248,856	n/a	n/a	n/a
6	15,000	0	251,276	251,276(A)	0	0
7	0	0	291,400	291,400(B)	0	0
8	0	10,000(C)	286,952	286,952(D)	0	0
9	0	0	309,046	309,046(E)	0	0
10	0	0	332,184	332,184(F)	0	0
11	0	16,609(G)	307,984	332,184	16,609	0
12	0	16,609(G)	322,683	332,184	16,609	0
13	0	16,609(G)	325,369	332,184	16,609	0
14	0	16,609(G)	337,132	337,132(H)	16,856	0
15	0	50,000(I)	299,277	303,524	15,176	0
16	0	15,176(J)	292,850	303,524	15,176	0
17	0	15,176(J)	279,935	303,524	15,176	0

    (A)
    The initial Benefit Base is equal to the Contract Value on the rider effective date (year 6) of $251,276.

    (B)
    The Benefit Base steps up to the Anniversary Value of $291,400.

    (C)
    The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000/$296,952 = 0.034). The new Benefit Base is $281,587 (291,400-($291,400 * ($10,000/$296,952))).

    (D)
    The Benefit Base steps up to the Anniversary Value of $286,952.

    (E)
    The Benefit Base steps up to the Anniversary Value of $309,046.

    (F)
    The Benefit Base steps up to the Anniversary Value of $332,184.

    (G)
    In year 11, Joe begins to take the SecurePay Withdrawals. For the next four years, Joe takes the full Guaranteed Annual Withdrawal Amount of $16,609 (.05 × $332,184).

    (H)
    The Benefit Base steps up to the Anniversary Value of $337,132.

    (I)
    In year 15, Joe takes an Excess Withdrawal of $50,000, which exceeds his Annual Withdrawal Amount by $33,144. At the time of the Withdrawal, the Benefit Base resets to $303,524; ($337,132 [current Benefit Base] × ($33,144 [excess portion of withdrawal] / ($349,377 [Contract Value before withdrawal]-$16,856 [SecurePay portion of withdrawal]))

    (J)
    For the last two years, Joe takes the full Guaranteed Annual Withdrawal Amount of $15,176 (0.05 × 303,524).

 APPENDIX E

Example of SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB

        The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB ("SecurePay Rider"). The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

        Hypothetical Example 1. ASSUMPTIONS:

  •
  Joe, 55 years old on the Effective Date

  •
  Purchased the SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB at time of Contract Purchase

  •
  Elected Single Life Coverage

  •
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

  •
  Because Joe was 66 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	SecurePay Roll-Up Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	GMAB Guaranteed Amount
At issue	100,000	N/A	96,500	100,000(A)	100,000(A)	—	—	100,000(A)
1	50,000(B)	—	153,975	157,200(C)	157,200(D)	—	—	100,000
2	—	—	161,676	168,518(E)	168,518(F)	—	—	100,000
3	25,000(G)	—	209,964	180,651(H)	184,964(I)	—	—	100,000
4	—	—	208,164	198,281	198,281(J)	—	—	100,000
5	—	—	246,037	212,557	221,037(K)	—	—	100,000
6	15,000	—	249,436	236,951	236,951(L)	—	—	100,000
7	—	—	256,018	254,011	256,018(M)	—	—	100,000
8	—	10,000	288,172(N)	265,237(O)	265,237(P)	—	—	99,646(Q)
9	—	—	312,085	284,334	284,334(Q)	—	—	99,646
10	—	—	337,317	304,806	304,806(R)	—	—	99,646(T)
11	—	15,240(S)	313,603	N/A(V)	304,806	15,240	—	N/A
12	—	15,240(S)	329,576	N/A	304,806	15,240	—	N/A
13	—	15,240(S)	333,375	N/A	304,806	15,240	—	N/A
14	—	5,000(U)	359,462	N/A	319,462(U)	15,240	10,240(U)	N/A
15	—	15,973(V)	355,423	N/A	319,462	15,973	—	N/A
16	—	15,973(V)	348,558	N/A	319,462	15,973	—	N/A
17	—	15,973(V)	334,053	N/A	319,462	15,973	—	N/A

(A)
The initial Benefit Base and initial GMAB Guaranteed Amount are each equal to the initial Purchase Payment of $100,000

(B)
The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)
The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($150,000) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $100,000).

(D)
The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $150,000, $153,975, and $157,200, respectively).

(E)
The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($157,200) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $157,200).

(F)
The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $155,000, $161,676, and $168,518, respectively).

(G)
The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H)
The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($168,518) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $168,518).

(I)
The SecurePay Roll-up Value ($180,651) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964-$25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(J)
The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164-$25,000).

(K)
The SecurePay Roll-up Value ($212,557) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037-$25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(L)
The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536-$40,000).

(M)
The SecurePay Roll-Up Value ($254,011) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($296,018-$40,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(N)
The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $247,431 ($256,018-($256,018 * ($10,000/$298,172))).

(O)
The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $256,018 * (1-.034)) to $17,806. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($242,569 + $17,457).

(P)
The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172-$40,000) and the SecurePay Roll-Up Value ($265,237).

(Q)
The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085-$40,000).

(R)
The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $297,317 ($337,317-$40,000).

(S)
For the next three years, Joe takes the full Annual Withdrawal Amount of $15,240 (.05 * $304,806)

(T)
Since the withdrawals under the rider begin, the Roll-Up Period stops.

(U)
In year 14, Joe only takes $5,000 of the available $15,240. Please note that the $10,240 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462-$40,000)

(V)
For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

        Hypothetical Example 2. ASSUMPTIONS:

  •
  Joe, 55 years old on the Effective Date

  •
  Purchased the Contract without taking the SecurePay Rider, but decided at the end of year six to purchase the SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB under the RightTimeSM option

  •
  Elected Single Life Coverage

  •
  Began making SecurePay Withdrawals 5 years after the Rider Effective Date

  •
  Because Joe was 66 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	SecurePay Roll-Up Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance	GMAB Guaranteed Amount
At issue	100,000	N/A	96,500	N/A	N/A	—	—	N/A
1	50,000	—	153,975	N/A	N/A	—	—	N/A
2	—	—	161,676	N/A	N/A	—	—	N/A
3	25,000	—	209,964	N/A	N/A	—	—	N/A
4	—	—	208,164	N/A	N/A	—	—	N/A
5	—	—	246,037	N/A	N/A	—	—	N/A
6	15,000	—	249,436(A)	249,436(A)	249,436(A)	—	—	249,436(A)
7	—	—	290,987	267,395	290,987(B)	—	—	249,436
8	—	10,000	288,172(C)	301,466(D)	301,466(E)	—	—	241,070(F)
9	—	—	312,085	323,172	323,172(F)	—	—	241,070
10	—	—	337,317	346,440	346,440(G)	—	—	241,070
11	—	17,322(I)	310,348	N/A(I)	346,440	17,322	—	N/A(K)
12	—	17,322(I)	326,321	N/A	346,440	17,322	—	N/A
13	—	17,322(I)	330,120	N/A	346,440	17,322	—	N/A
14	—	50,000(L)	311,462	N/A	313,828(J)	17,322	—	N/A
15	—	15,691(M)	310,570	N/A	313,828	15,677	—	N/A
16	—	15,691(M)	311,294	N/A	313,828	15,677	—	N/A
17	—	15,691(M)	310,378	N/A	313,828	15,677	—	N/A

(A)
The initial SecurePay Benefit Base and initial GMAB Guaranteed Amount are each equal to the Contract Value on the Rider Effective Date (year 6) of $249,436

(B)
The SecurePay Roll-up Value ($267,395) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($290,987-$0). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(C)
The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $281,228 ($290,987-($290,987 * ($10,000/$298,172))).

(D)
The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $290,987 * (1-.034)) to $20,238. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($281,228 + $20,238).

(E)
The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $288,172 ($288,172-$0).

(F)
The GMAB Guaranteed Amount is reduced proportionally due to the $10,000 withdrawal. The amount is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new GMAB Guaranteed Amount is $241,070 ($249,436 * ($10,000/$298,172))).

(G)
The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $312,085 ($312,085-$0).

(H)
The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $337,317 ($337,317-$0).

(I)
For the next three years, Joe takes the full Annual Withdrawal Amount of $17,322 (.05 * $346,440)

(J)
Since the withdrawals under the rider begin, the Roll-Up Period stops.

(K)
Since the GMAB benefit warranty was not stepped up at the end of year 5, the GMAB benefit is no longer available after year 10.

(L)
In year 14, Joe takes an Excess Withdrawal of $50,000, which exceeds his Annual Withdrawal Amount by $32,678. At the time of the withdrawal, the Benefit Base resets to $313,544: $346,440 [current Benefit Base]-($346,440 [current Benefit Base] * ($32,678 [excess portion of withdrawal]/($361,462 [Contract Value before withdrawal]-$17,322 [SecurePay portion of withdrawal]))

(M)
For the last three years, Joe takes the full Annual Withdrawal Amount of $15,677 (.05 * $313,544)

        Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Life and Annuity Division, customer service center at the address shown on the cover.

        Please send me a free copy of the Statement of Additional Information for the ProtectiveAccess®XL Variable Annuity.

Name
Address
City, State, Zip
Daytime Telephone Number

 PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY
P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVEACCESS®XL VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

        This Statement of Additional Information contains information in addition to the information described in the Prospectus for the ProtectiveAccess®XL Variable Annuity, a group and individual flexible premium deferred variable annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2008.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

 SAFEKEEPING OF ACCOUNT ASSETS

        Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

        Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

        The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

        Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

        Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

        Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

        The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2007 and included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

        The consolidated balance sheets of Protective Life as of December 31, 2007, and 2006 and the consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 and the related financial statement schedules included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

3

 OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2007 and 2006 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

        The audited consolidated balance sheets for Protective Life as of December 31, 2007 and 2006 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2007 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

        Financial Statements follow this page.

4

        All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and the Board of Directors of
Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of the Protective Variable Annuity Separate Account, at December 31, 2007, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 24, 2008

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Assets
Investments in sub-accounts at market value	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	185,965	108,518	101,497	68,860	88,535	28,395

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investments in sub-accounts at market value	$0	$4,586	$11,373	$18,846	$27,319	$94,003
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	0	4,586	11,373	18,846	27,319	94,003

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$0	$4,586	$11,373	$18,846	$27,319	$94,003

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Assets
Investments in sub-accounts at market value	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	5,189	16,240	7,211	1,991	1,139	2,832

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Assets
Investments in sub-accounts at market value	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	66,382	1,725	11,037	10,765	24,483	7,825

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Assets
Investments in sub-accounts at market value	$33,058	$35,224	$53,675	$33,452	$9,102	$925
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	33,058	35,224	53,675	33,452	9,102	925

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$33,058	$35,224	$53,675	$33,452	$9,102	$925

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Assets
Investments in sub-accounts at market value	$8,613	$5,727	$29,986	$35,800	$5,427	$756
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	8,613	5,727	29,986	35,800	5,427	756

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$8,613	$5,727	$29,986	$35,800	$5,427	$756

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Assets
Investments in sub-accounts at market value	$644	$18,294	$18,689	$124,254	$132,702	$4,469
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	644	18,294	18,689	124,254	132,702	4,469

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$644	$18,294	$18,689	$124,254	$132,702	$4,469

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Assets
Investments in sub-accounts at market value	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	113,837	40,460	6,251	6,591	133,265	73,445

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Assets
Investments in sub-accounts at market value	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	206,549	125,336	152,115	17,342	70,839	11,084

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Assets
Investments in sub-accounts at market value	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	2,998	36,053	12,110	4,794	9,281	1,746

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Assets
Investments in sub-accounts at market value	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	66,135	20,034	2,978	66,373	4,838	41,710

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Assets
Investments in sub-accounts at market value	$21,444	$6,736	$2,699,857
Receivable from Protective Life Insurance Company	0	0	0

Total Assets	21,444	6,736	2,699,857

Liabilities
Payable to Protective Life Insurance Company	0	0	0

Net Assets	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Investment Income
Dividends	$3,442	$1,445	$1,132	$293	$162	$229
Expense
Mortality and expense risk and administrative charges	2,421	1,268	1,575	1,069	1,109	311

Net investment income (loss)	1,021	177	(443)	(776)	(947)	(82)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	7,969	4,468	9,165	1,216	5,647	189
Capital gain distribution	17,721	11,363	7,944	7,606	0	4,230

Net realized gain (loss) on investments	25,690	15,831	17,109	8,822	5,647	4,419
Net unrealized appreciation (depreciation) on investments during the period	(25,806)	(9,544)	(19,392)	(22,942)	2,793	(3,541)

Net realized and unrealized gain (loss) on investments	(116)	6,287	(2,283)	(14,120)	8,440	878

Net Increase (Decrease) in Net Assets resulting from Operations	$905	$6,464	$(2,726)	$(14,896)	$7,493	$796

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$0	$113	$0	$150	$262	$2,762
Expense
Mortality and expense risk and administrative charges	11	70	169	290	416	1,352

Net investment income (loss)	(11)	43	(169)	(140)	(154)	1,410

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	211	(12)	9	292	1,633	3,107
Capital gain distribution	0	258	0	0	266	2,640

Net realized gain (loss) on investments	211	246	9	292	1,899	5,747
Net unrealized appreciation (depreciation) on investments during the period	(152)	(208)	2,283	2,188	868	(3,879)

Net realized and unrealized gain (loss) on investments	59	38	2,292	2,480	2,767	1,868

Net Increase (Decrease) in Net Assets resulting from Operations	$48	$81	$2,123	$2,340	$2,613	$3,278

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$0	$161	$28	$0	$5	$16
Expense
Mortality and expense risk and administrative charges	92	224	111	12	11	28

Net investment income (loss)	(92)	(63)	(83)	(12)	(6)	(12)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	50	737	(92)	45	21	31
Capital gain distribution	492	1,167	0	0	0	23

Net realized gain (loss) on investments	542	1,904	(92)	45	21	54
Net unrealized appreciation (depreciation) on investments during the period	(258)	1,955	939	171	93	192

Net realized and unrealized gain (loss) on investments	284	3,859	847	216	114	246

Net Increase (Decrease) in Net Assets resulting from Operations	$192	$3,796	$764	$204	$108	$234

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Investment Income
Dividends	$1,451	$0	$69	$2	$1,034	$0
Expense
Mortality and expense risk and administrative charges	590	20	88	41	252	129

Net investment income (loss)	861	(20)	(19)	(39)	782	(129)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	228	3	62	12	12	62
Capital gain distribution	1,513	122	596	0	0	0

Net realized gain (loss) on investments	1,741	125	658	12	12	62
Net unrealized appreciation (depreciation) on investments during the period	(906)	(89)	1,365	320	(6)	577

Net realized and unrealized gain (loss) on investments	835	36	2,023	332	6	639

Net Increase (Decrease) in Net Assets resulting from Operations	$1,696	$16	$2,004	$293	$788	$510

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Investment Income
Dividends	$86	$362	$2,138	$500	$839	$0
Expense
Mortality and expense risk and administrative charges	483	562	772	482	141	9

Net investment income (loss)	(397)	(200)	1,366	18	698	(9)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,055	2,995	892	772	(86)	15
Capital gain distribution	0	0	0	1,819	0	0

Net realized gain (loss) on investments	2,055	2,995	892	2,591	(86)	15
Net unrealized appreciation (depreciation) on investments during the period	2,709	(1,364)	2,200	(760)	(703)	31

Net realized and unrealized gain (loss) on investments	4,764	1,631	3,092	1,831	(789)	46

Net Increase (Decrease) in Net Assets resulting from Operations	$4,367	$1,431	$4,458	$1,849	$(91)	$37

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Investment Income
Dividends	$1	$57	$635	$366	$378	$1
Expense
Mortality and expense risk and administrative charges	77	63	208	285	57	11

Net investment income (loss)	(76)	(6)	427	81	321	(10)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	161	112	59	170	(3)	38
Capital gain distribution	0	0	0	1,529	0	85

Net realized gain (loss) on investments	161	112	59	1,699	(3)	123
Net unrealized appreciation (depreciation) on investments during the period	880	68	1,386	(230)	(407)	126

Net realized and unrealized gain (loss) on investments	1,041	180	1,445	1,469	(410)	249

Net Increase (Decrease) in Net Assets resulting from Operations	$965	$174	$1,872	$1,550	$(89)	$239

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Investment Income
Dividends	$9	$10	$88	$2,703	$2,455	$0
Expense
Mortality and expense risk and administrative charges	11	246	260	1,813	1,855	49

Net investment income (loss)	(2)	(236)	(172)	890	600	(49)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	49	(693)	(32)	7,123	6,917	65
Capital gain distribution	88	0	0	3,329	5,739	277

Net realized gain (loss) on investments	137	(693)	(32)	10,452	12,656	342
Net unrealized appreciation (depreciation) on investments during the period	(128)	3,772	2,514	(14,917)	(10,375)	338

Net realized and unrealized gain (loss) on investments	9	3,079	2,482	(4,465)	2,281	680

Net Increase (Decrease) in Net Assets resulting from Operations	$7	$2,843	$2,310	$(3,575)	$2,881	$631

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Investment Income
Dividends	$1,987	$893	$0	$11	$2,047	$920
Expense
Mortality and expense risk and administrative charges	1,059	244	61	67	1,214	645

Net investment income (loss)	928	649	(61)	(56)	833	275

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	458	13	177	252	724	433
Capital gain distribution	2,798	0	0	0	2,842	2,477

Net realized gain (loss) on investments	3,256	13	177	252	3,566	2,910
Net unrealized appreciation (depreciation) on investments during the period	(1,879)	1,051	766	555	(9,091)	(2,334)

Net realized and unrealized gain (loss) on investments	1,377	1,064	943	807	(5,525)	576

Net Increase (Decrease) in Net Assets resulting from Operations	$2,305	$1,713	$882	$751	$(4,692)	$851

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Investment Income
Dividends	$2,569	$7,591	$695	$0	$2,133	$216
Expense
Mortality and expense risk and administrative charges	2,308	1,349	1,715	158	629	41

Net investment income (loss)	261	6,242	(1,020)	(158)	1,504	175

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	4,387	524	3,150	384	202	0
Capital gain distribution	14,168	411	20,421	1,428	2,250	0

Net realized gain (loss) on investments	18,555	935	23,571	1,812	2,452	0
Net unrealized appreciation (depreciation) on investments during the period	(13,670)	(939)	(22,972)	1,363	(2,819)	(222)

Net realized and unrealized gain (loss) on investments	4,885	(4)	599	3,175	(367)	(222)

Net Increase (Decrease) in Net Assets resulting from Operations	$5,146	$6,238	$(421)	$3,017	$1,137	$(47)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Investment Income
Dividends	$3	$245	$41	$79	$125	$1
Expense
Mortality and expense risk and administrative charges	14	190	75	37	55	11

Net investment income (loss)	(11)	55	(34)	42	70	(10)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9	50	(9)	5	0	10
Capital gain distribution	1	8,323	456	399	0	0

Net realized gain (loss) on investments	10	8,373	447	404	0	10
Net unrealized appreciation (depreciation) on investments during the period	281	(5,449)	415	(557)	138	139

Net realized and unrealized gain (loss) on investments	291	2,924	862	(153)	138	149

Net Increase (Decrease) in Net Assets resulting from Operations	$280	$2,979	$828	$(111)	$208	$139

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Investment Income
Dividends	$1,370	$171	$0	$603	$11	$394
Expense
Mortality and expense risk and administrative charges	371	81	15	378	11	256

Net investment income (loss)	999	90	(15)	225	0	138

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(7)	(5)	0	(15)	(1)	(1)
Capital gain distribution	254	105	107	1,476	0	1,257

Net realized gain (loss) on investments	247	100	107	1,461	(1)	1,256
Net unrealized appreciation (depreciation) on investments during the period	(1,100)	(1,052)	(7)	(2,104)	126	(1,550)

Net realized and unrealized gain (loss) on investments	(853)	(952)	100	(643)	125	(294)

Net Increase (Decrease) in Net Assets resulting from Operations	$146	$(862)	$85	$(418)	$125	$(156)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Investment Income
Dividends	$178	$7	$45,674
Expense
Mortality and expense risk and administrative charges	99	14	30,140

Net investment income (loss)	79	(7)	15,534

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9	(1)	66,422
Capital gain distribution	406	0	128,386

Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) on investments during the period	951	146	(147,653)

Net realized and unrealized gain (loss) on investments	1,366	145	47,155

Net Increase (Decrease) in Net Assets resulting from Operations	$1,445	$138	$62,689

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$1,021	$177	$(443)	$(776)	$(947)	$(82)
Net realized gain (loss) on investments	25,690	15,831	17,109	8,822	5,647	4,419
Net unrealized appreciation (depreciation) of investments during the period	(25,806)	(9,544)	(19,392)	(22,942)	2,793	(3,541)

Net increase (decrease) in net assets resulting from operations	905	6,464	(2,726)	(14,896)	7,493	796

From Variable Annuity Contract Transactions
Contract owner's net payments	5,862	7,938	868	2,875	3,395	240
Contract maintenance fees	(114)	(80)	(63)	(46)	(62)	(22)
Surrenders	(24,039)	(13,135)	(18,468)	(12,133)	(12,962)	(3,148)
Death benefits	(3,808)	(1,377)	(2,028)	(839)	(1,178)	(363)
Transfer (to) from other portfolios	8,603	9,734	(4,241)	366	3,419	(1,103)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,496)	3,080	(23,932)	(9,777)	(7,388)	(4,396)

Total increase (decrease) in net assets	(12,591)	9,544	(26,658)	(24,673)	105	(3,600)
Net Assets
Beginning of Year	198,556	98,974	128,155	93,533	88,430	31,995

End of Year	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(11)	$43	$(169)	$(140)	$(154)	$1,410
Net realized gain (loss) on investments	211	246	9	292	1,899	5,747
Net unrealized appreciation (depreciation) of investments during the period	(152)	(208)	2,283	2,188	868	(3,879)

Net increase (decrease) in net assets resulting from operations	48	81	2,123	2,340	2,613	3,278

From Variable Annuity Contract Transactions
Contract owner's net payments	15	3	40	49	104	217
Contract maintenance fees	(1)	(3)	(10)	(14)	(15)	(33)
Surrenders	(74)	(815)	(2,365)	(4,269)	(5,736)	(16,795)
Death benefits	(2)	(66)	(202)	(535)	(728)	(1,621)
Transfer (to) from other portfolios	(1,119)	8	(686)	(972)	(1,504)	(1,297)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,181)	(873)	(3,223)	(5,741)	(7,879)	(19,529)

Total increase (decrease) in net assets	(1,133)	(792)	(1,100)	(3,401)	(5,266)	(16,251)
Net Assets
Beginning of Year	1,133	5,378	12,473	22,247	32,585	110,254

End of Year	$0	$4,586	$11,373	$18,846	$27,319	$94,003

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(92)	$(63)	$(83)	$(12)	$(6)	$(12)
Net realized gain (loss) on investments	542	1,904	(92)	45	21	54
Net unrealized appreciation (depreciation) of investments during the period	(258)	1,955	939	171	93	192

Net increase (decrease) in net assets resulting from operations	192	3,796	764	204	108	234

From Variable Annuity Contract Transactions
Contract owner's net payments	25	122	37	309	164	113
Contract maintenance fees	(4)	(5)	(3)	(1)	(1)	(2)
Surrenders	(1,363)	(2,862)	(1,754)	(118)	(110)	(53)
Death benefits	(157)	(309)	(84)	(12)	0	(91)
Transfer (to) from other portfolios	(722)	(249)	(485)	632	224	46

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,221)	(3,303)	(2,289)	810	277	13

Total increase (decrease) in net assets	(2,029)	493	(1,525)	1,014	385	247
Net Assets
Beginning of Year	7,218	15,747	8,736	977	754	2,585

End of Year	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$861	$(20)	$(19)	$(39)	$782	$(129)
Net realized gain (loss) on investments	1,741	125	658	12	12	62
Net unrealized appreciation (depreciation) of investments during the period	(906)	(89)	1,365	320	(6)	577

Net increase (decrease) in net assets resulting from operations	1,696	16	2,004	293	788	510

From Variable Annuity Contract Transactions
Contract owner's net payments	2,872	121	1,275	3,481	1,180	41
Contract maintenance fees	(46)	(1)	(8)	(18)	(12)	(8)
Surrenders	(4,140)	(82)	(464)	(192)	(17,995)	(2,248)
Death benefits	(742)	(2)	(19)	(5)	(494)	(239)
Transfer (to) from other portfolios	6,932	73	1,380	5,440	22,448	(494)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,876	109	2,164	8,706	5,127	(2,948)

Total increase (decrease) in net assets	6,572	125	4,168	8,999	5,915	(2,438)
Net Assets
Beginning of Year	59,810	1,600	6,869	1,766	18,568	10,263

End of Year	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(397)	$(200)	$1,366	$18	$698	$(9)
Net realized gain (loss) on investments	2,055	2,995	892	2,591	(86)	15
Net unrealized appreciation (depreciation) of investments during the period	2,709	(1,364)	2,200	(760)	(703)	31

Net increase (decrease) in net assets resulting from operations	4,367	1,431	4,458	1,849	(91)	37

From Variable Annuity Contract Transactions
Contract owner's net payments	92	195	156	198	40	81
Contract maintenance fees	(19)	(20)	(22)	(12)	(3)	(1)
Surrenders	(7,255)	(7,864)	(10,108)	(5,856)	(1,716)	(26)
Death benefits	(647)	(737)	(1,193)	(380)	(257)	0
Transfer (to) from other portfolios	(1,507)	(2,361)	1,184	252	(1,007)	71

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,336)	(10,787)	(9,983)	(5,798)	(2,943)	125

Total increase (decrease) in net assets	(4,969)	(9,356)	(5,525)	(3,949)	(3,034)	162
Net Assets
Beginning of Year	38,027	44,580	59,200	37,401	12,136	763

End of Year	$33,058	$35,224	$53,675	$33,452	$9,102	$925

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(76)	$(6)	$427	$81	$321	$(10)
Net realized gain (loss) on investments	161	112	59	1,699	(3)	123
Net unrealized appreciation (depreciation) of investments during the period	880	68	1,386	(230)	(407)	126

Net increase (decrease) in net assets resulting from operations	965	174	1,872	1,550	(89)	239

From Variable Annuity Contract Transactions
Contract owner's net payments	320	349	3,928	2,735	327	0
Contract maintenance fees	(6)	(3)	(25)	(31)	(4)	0
Surrenders	(606)	(403)	(1,244)	(1,902)	(358)	(69)
Death benefits	(36)	(24)	(222)	(322)	(193)	0
Transfer (to) from other portfolios	417	173	8,882	4,715	86	(49)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	89	92	11,319	5,195	(142)	(118)

Total increase (decrease) in net assets	1,054	266	13,191	6,745	(231)	121
Net Assets
Beginning of Year	7,559	5,461	16,795	29,055	5,658	635

End of Year	$8,613	$5,727	$29,986	$35,800	$5,427	$756

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$(2)	$(236)	$(172)	$890	$600	$(49)
Net realized gain (loss) on investments	137	(693)	(32)	10,452	12,656	342
Net unrealized appreciation (depreciation) of investments during the period	(128)	3,772	2,514	(14,917)	(10,375)	338

Net increase (decrease) in net assets resulting from operations	7	2,843	2,310	(3,575)	2,881	631

From Variable Annuity Contract Transactions
Contract owner's net payments	0	47	62	328	408	412
Contract maintenance fees	0	(8)	(7)	(43)	(40)	(2)
Surrenders	(172)	(2,926)	(3,204)	(20,592)	(19,481)	(449)
Death benefits	(5)	(195)	(213)	(1,510)	(1,896)	(14)
Transfer (to) from other portfolios	(47)	(2,228)	(2,168)	(6,132)	(6,163)	308

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(224)	(5,310)	(5,530)	(27,949)	(27,172)	255

Total increase (decrease) in net assets	(217)	(2,467)	(3,220)	(31,524)	(24,291)	886
Net Assets
Beginning of Year	861	20,761	21,909	155,778	156,993	3,583

End of Year	$644	$18,294	$18,689	$124,254	$132,702	$4,469

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
From Operations
Net investment income (loss)	$928	$649	$(61)	$(56)	$833	$275
Net realized gain (loss) on investments	3,256	13	177	252	3,566	2,910
Net unrealized appreciation (depreciation) of investments during the period	(1,879)	1,051	766	555	(9,091)	(2,334)

Net increase (decrease) in net assets resulting from operations	2,305	1,713	882	751	(4,692)	851

From Variable Annuity Contract Transactions
Contract owner's net payments	4,762	5,987	54	39	6,311	4,160
Contract maintenance fees	(73)	(35)	(3)	(3)	(102)	(57)
Surrenders	(8,475)	(1,874)	(419)	(459)	(7,063)	(3,913)
Death benefits	(922)	(118)	(99)	(67)	(1,413)	(748)
Transfer (to) from other portfolios	16,521	16,741	(145)	(325)	14,797	8,061

Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,813	20,701	(612)	(815)	12,530	7,503

Total increase (decrease) in net assets	14,118	22,414	270	(64)	7,838	8,354
Net Assets
Beginning of Year	99,719	18,046	5,981	6,655	125,427	65,091

End of Year	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$261	$6,242	$(1,020)	$(158)	$1,504	$175
Net realized gain (loss) on investments	18,555	935	23,571	1,812	2,452	0
Net unrealized appreciation (depreciation) of investments during the period	(13,670)	(939)	(22,972)	1,363	(2,819)	(222)

Net increase (decrease) in net assets resulting from operations	5,146	6,238	(421)	3,017	1,137	(47)

From Variable Annuity Contract Transactions
Contract owner's net payments	5,412	3,329	6,425	497	3,148	3,758
Contract maintenance fees	(101)	(61)	(95)	(12)	(50)	(19)
Surrenders	(19,782)	(12,788)	(15,580)	(1,211)	(4,366)	(154)
Death benefits	(2,496)	(1,545)	(1,738)	(149)	(573)	(4)
Transfer (to) from other portfolios	4,867	4,312	5,364	459	10,273	5,982

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(12,100)	(6,753)	(5,624)	(416)	8,432	9,563

Total increase (decrease) in net assets	(6,954)	(515)	(6,045)	2,601	9,569	9,516
Net Assets
Beginning of Year	213,503	125,851	158,160	14,741	61,270	1,568

End of Year	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$(11)	$55	$(34)	$42	$70	$(10)
Net realized gain (loss) on investments	10	8,373	447	404	0	10
Net unrealized appreciation (depreciation) of investments during the period	281	(5,449)	415	(557)	138	139

Net increase (decrease) in net assets resulting from operations	280	2,979	828	(111)	208	139

From Variable Annuity Contract Transactions
Contract owner's net payments	439	6,366	1,897	937	1,447	158
Contract maintenance fees	(1)	(31)	(7)	(3)	(6)	(1)
Surrenders	(61)	(920)	(213)	(237)	(307)	(93)
Death benefits	(5)	(197)	(10)	(23)	(55)	0
Transfer (to) from other portfolios	1,775	17,433	5,503	2,450	5,501	920

Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,147	22,651	7,170	3,124	6,580	984

Total increase (decrease) in net assets	2,427	25,630	7,998	3,013	6,788	1,123

Net Assets
Beginning of Year	571	10,423	4,112	1,781	2,493	623

End of Year	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
From Operations
Net investment income (loss)	$999	$90	$(15)	$225	$0	$138
Net realized gain (loss) on investments	247	100	107	1,461	(1)	1,256
Net unrealized appreciation (depreciation) of investments during the period	(1,100)	(1,052)	(7)	(2,104)	126	(1,550)

Net increase (decrease) in net assets resulting from operations	146	(862)	85	(418)	125	(156)

From Variable Annuity Contract Transactions
Contract owner's net payments	10,735	5,821	590	11,262	1,318	5,914
Contract maintenance fees	(54)	(29)	(2)	(51)	(7)	(35)
Surrenders	(1,833)	(464)	(52)	(1,640)	(183)	(1,147)
Death benefits	(302)	(32)	0	(310)	(59)	(230)
Transfer (to) from other portfolios	39,749	12,032	1,451	38,240	3,644	23,043

Net increase (decrease) in net assets resulting from variable annuity contract transactions	48,295	17,328	1,987	47,501	4,713	27,545

Total increase (decrease) in net assets	48,441	16,466	2,072	47,083	4,838	27,389
Net Assets
Beginning of Year	17,694	3,568	906	19,290	0	14,321

End of Year	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
From Operations
Net investment income (loss)	$79	$(7)	$15,534
Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) of investments during the period	951	146	(147,653)

Net increase (decrease) in net assets resulting from operations	1,445	138	62,689

From Variable Annuity Contract Transactions
Contract owner's net payments	4,697	2,021	138,508
Contract maintenance fees	(20)	(9)	(1,685)
Surrenders	(547)	(86)	(313,418)
Death benefits	(40)	(2)	(33,882)
Transfer (to) from other portfolios	11,262	4,674	295,443

Net increase (decrease) in net assets resulting from variable annuity contract transactions	15,352	6,598	84,966

Total increase (decrease) in net assets	16,797	6,736	147,655
Net Assets
Beginning of Year	4,647	0	2,552,202

End of Year	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$706	$318	$(446)	$(669)	$(1,082)	$9
Net realized gain (loss) on investments	16,607	1,993	8,692	8,426	3,295	3,244
Net unrealized appreciation (depreciation) of investments during the period	18,765	14,914	5,913	2,027	4,023	716

Net increase (decrease) in net assets resulting from operations	36,078	17,225	14,159	9,784	6,236	3,969

From Variable Annuity Contract Transactions
Contract owner's net payments	4,450	3,357	2,077	2,403	2,214	2,445
Contract maintenance fees	(96)	(48)	(72)	(43)	(54)	(18)
Surrenders	(28,633)	(13,228)	(22,691)	(15,382)	(14,659)	(2,360)
Death benefits	(2,953)	(905)	(1,623)	(958)	(1,105)	(181)
Transfer (to) from other portfolios	8,953	7,755	(588)	(565)	(1,408)	5,808

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(18,279)	(3,069)	(22,897)	(14,545)	(15,012)	5,694

Total increase (decrease) in net assets	17,799	14,156	(8,738)	(4,761)	(8,776)	9,663
Net Assets
Beginning of Year	180,757	84,818	136,893	98,294	97,206	22,332

End of Year	$198,556	$98,974	$128,155	$93,533	$88,430	$31,995

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(20)	$38	$(192)	$(207)	$(295)	$1,299
Net realized gain (loss) on investments	115	48	(323)	(264)	470	6,072
Net unrealized appreciation (depreciation) of investments during the period	(107)	316	1,334	2,441	3,492	3,890

Net increase (decrease) in net assets resulting from operations	(12)	402	819	1,970	3,667	11,261

From Variable Annuity Contract Transactions
Contract owner's net payments	4	8	78	92	154	611
Contract maintenance fees	(1)	(5)	(12)	(17)	(19)	(39)
Surrenders	(327)	(1,300)	(2,523)	(4,561)	(6,989)	(17,583)
Death benefits	(8)	(122)	(118)	(409)	(833)	(1,667)
Transfer (to) from other portfolios	(130)	(310)	(928)	(1,313)	(1,371)	(4,206)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(462)	(1,729)	(3,503)	(6,208)	(9,058)	(22,884)

Total increase (decrease) in net assets	(474)	(1,327)	(2,684)	(4,238)	(5,391)	(11,623)
Net Assets
Beginning of Year	1,607	6,705	15,157	26,485	37,976	121,877

End of Year	$1,133	$5,378	$12,473	22,247	$32,585	$110,254

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(104)	$97	$(128)	$(8)	$(4)	$(18)
Net realized gain (loss) on investments	(31)	959	(85)	13	4	36
Net unrealized appreciation (depreciation) of investments during the period	926	2,683	732	56	51	255

Net increase (decrease) in net assets resulting from operations	791	3,739	519	61	51	273

From Variable Annuity Contract Transactions
Contract owner's net payments	39	57	53	199	213	184
Contract maintenance fees	(5)	(5)	(4)	0	0	(1)
Surrenders	(1,469)	(2,746)	(1,397)	(37)	(23)	(259)
Death benefits	(59)	(112)	(120)	(16)	0	(31)
Transfer (to) from other portfolios	(25)	749	(554)	213	113	504

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,519)	(2,057)	(2,022)	359	303	397

Total increase (decrease) in net assets	(728)	1,682	(1,503)	420	354	670
Net Assets
Beginning of Year	7,946	14,065	10,239	557	400	1,915

End of Year	$7,218	$15,747	$8,736	$977	$754	$2,585

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$554	$(16)	$32	$(23)	$485	$(169)
Net realized gain (loss) on investments	1,594	82	243	73	0	(290)
Net unrealized appreciation (depreciation) of investments during the period	3,251	72	1,127	48	0	666

Net increase (decrease) in net assets resulting from operations	5,399	138	1,402	98	485	207

From Variable Annuity Contract Transactions
Contract owner's net payments	3,549	206	1,097	198	793	111
Contract maintenance fees	(30)	(1)	(4)	(1)	(7)	(10)
Surrenders	(3,142)	(49)	(384)	(73)	(9,209)	(2,105)
Death benefits	(666)	0	(200)	(129)	(179)	(153)
Transfer (to) from other portfolios	11,055	239	1,548	(79)	15,355	(1,356)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	10,766	395	2,057	(84)	6,753	(3,513)

Total increase (decrease) in net assets	16,165	533	3,459	14	7,238	(3,306)
Net Assets
Beginning of Year	43,645	1,067	3,410	1,752	11,330	13,569

End of Year	$59,810	$1,600	$6,869	$1,766	$18,568	$10,263

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(393)	$(72)	$1,997	$(109)	$825	$(8)
Net realized gain (loss) on investments	552	1,306	192	2,192	(6)	13
Net unrealized appreciation (depreciation) of investments during the period	2,365	4,611	1,442	3,229	157	15

Net increase (decrease) in net assets resulting from operations	2,524	5,845	3,631	5,312	976	20

From Variable Annuity Contract Transactions
Contract owner's net payments	199	162	203	189	15	158
Contract maintenance fees	(24)	(26)	(28)	(13)	(4)	0
Surrenders	(6,949)	(8,321)	(11,903)	(5,767)	(1,686)	(18)
Death benefits	(528)	(835)	(1,247)	(200)	(203)	(5)
Transfer (to) from other portfolios	(2,842)	(2,727)	(1,841)	4,027	(535)	(164)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(10,144)	(11,747)	(14,816)	(1,764)	(2,413)	(29)

Total increase (decrease) in net assets	(7,620)	(5,902)	(11,185)	3,548	(1,437)	(9)
Net Assets
Beginning of Year	45,647	50,482	70,385	33,853	13,573	772

End of Year	$38,027	$44,580	$59,200	$37,401	$12,136	$763

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(54)	$(13)	$312	$(50)	$324	$(10)
Net realized gain (loss) on investments	33	46	0	902	(1)	96
Net unrealized appreciation (depreciation) of investments during the period	492	590	547	2,566	92	45

Net increase (decrease) in net assets resulting from operations	471	623	859	3,418	415	131

From Variable Annuity Contract Transactions
Contract owner's net payments	456	437	2,093	3,484	450	0
Contract maintenance fees	(4)	(2)	(7)	(17)	(3)	0
Surrenders	(323)	(329)	(938)	(1,309)	(349)	(51)
Death benefits	(15)	(52)	(79)	(150)	(134)	0
Transfer (to) from other portfolios	1,724	706	4,853	10,604	509	(73)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,838	760	5,922	12,612	473	(124)

Total increase (decrease) in net assets	2,309	1,383	6,781	16,030	888	7
Net Assets
Beginning of Year	5,250	4,078	10,014	13,025	4,770	628

End of Year	$7,559	$5,461	$16,795	$29,055	$5,658	$635

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$2	$(287)	$(189)	$387	$(66)	$(45)
Net realized gain (loss) on investments	370	(1,915)	(453)	12,465	14,337	460
Net unrealized appreciation (depreciation) of investments during the period	(128)	2,494	1,878	8,572	7,250	(290)

Net increase (decrease) in net assets resulting from operations	244	292	1,236	21,424	21,521	125

From Variable Annuity Contract Transactions
Contract owner's net payments	3	97	111	537	463	466
Contract maintenance fees	0	(10)	(9)	(51)	(46)	(2)
Surrenders	(187)	(3,050)	(3,353)	(20,578)	(19,879)	(458)
Death benefits	(13)	(177)	(311)	(1,564)	(1,965)	(45)
Transfer (to) from other portfolios	(163)	(1,855)	(2,034)	(2,744)	(2,387)	(221)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(360)	(4,995)	(5,596)	(24,400)	(23,814)	(260)

Total increase (decrease) in net assets	(116)	(4,703)	(4,360)	(2,976)	(2,293)	(135)
Net Assets
Beginning of Year	977	25,464	26,269	158,754	159,286	3,718

End of Year	$861	$20,761	$21,909	$155,778	$156,993	$3,583

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
From Operations
Net investment income (loss)	$114	$409	$(59)	$(52)	$247	$(38)
Net realized gain (loss) on investments	2,102	5	59	60	5,797	3,255
Net unrealized appreciation (depreciation) of investments during the period	7,376	(74)	92	348	9,225	4,699

Net increase (decrease) in net assets resulting from operations	9,592	340	92	356	15,269	7,916

From Variable Annuity Contract Transactions
Contract owner's net payments	4,950	1,446	268	313	8,213	4,684
Contract maintenance fees	(44)	(7)	(3)	(3)	(62)	(30)
Surrenders	(6,124)	(1,140)	(337)	(321)	(4,892)	(2,635)
Death benefits	(867)	(145)	(23)	(36)	(956)	(579)
Transfer (to) from other portfolios	18,855	4,771	326	332	21,072	10,823

Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,770	4,925	231	285	23,375	12,263

Total increase (decrease) in net assets	26,362	5,265	323	641	38,644	20,179
Net Assets
Beginning of Year	73,357	12,781	5,658	6,014	86,783	44,912

End of Year	$99,719	$18,046	$5,981	$6,655	$125,427	$65,091

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$339	$5,921	$(818)	$(127)	$906	$0
Net realized gain (loss) on investments	9,132	345	13,638	212	1,315	0
Net unrealized appreciation (depreciation) of investments during the period	20,143	3,345	2,890	746	4,753	156

Net increase (decrease) in net assets resulting from operations	29,614	9,611	15,710	831	6,974	156

From Variable Annuity Contract Transactions
Contract owner's net payments	6,347	4,009	7,256	1,089	3,300	531
Contract maintenance fees	(79)	(50)	(64)	(7)	(32)	(1)
Surrenders	(17,756)	(11,457)	(13,376)	(855)	(3,911)	(6)
Death benefits	(2,230)	(1,584)	(1,310)	(97)	(501)	0
Transfer (to) from other portfolios	11,696	5,382	10,482	2,786	10,651	243

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,022)	(3,700)	2,988	2,916	9,507	767

Total increase (decrease) in net assets	27,592	5,911	18,698	3,747	16,481	923
Net Assets
Beginning of Year	185,911	119,940	139,462	10,994	44,789	645

End of Year	$213,503	$125,851	$158,160	$14,741	$61,270	$1,568

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$(3)	$24	$(18)	$19	$9	$(2)
Net realized gain (loss) on investments	0	738	83	126	2	1
Net unrealized appreciation (depreciation) of investments during the period	18	(166)	173	(1)	26	24

Net increase (decrease) in net assets resulting from operations	15	596	238	144	37	23

From Variable Annuity Contract Transactions
Contract owner's net payments	234	2,830	1,469	650	777	203
Contract maintenance fees	0	(3)	(1)	(1)	(1)	0
Surrenders	(9)	(168)	(91)	(19)	(47)	(11)
Death benefits	0	(5)	(7)	0	0	0
Transfer (to) from other portfolios	220	6,106	1,974	819	1,258	408

Net increase (decrease) in net assets resulting from variable annuity contract transactions	445	8,760	3,344	1,449	1,987	600

Total increase (decrease) in net assets	460	9,356	3,582	1,593	2,024	623
Net Assets
Beginning of Year	111	1,067	530	188	469	0

End of Year	$571	$10,423	$4,112	$1,781	$2,493	$623

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities	Total
From Operations
Net investment income (loss)	$(4)	$(5)	$(2)	$(25)	$(6)	$(20)	$9,517
Net realized gain (loss) on investments	10	2	0	44	4	31	118,523
Net unrealized appreciation of investments during the period	868	165	41	1,119	352	1,023	160,859

Net increase (decrease) in net assets resulting from operations	874	162	39	1,138	350	1,034	288,899

From Variable Annuity Contract Transactions
Contract owner's net payments	3,612	985	382	4,600	1,052	2,776	96,091
Contract maintenance fees	(4)	(1)	0	(4)	(1)	(3)	(1,139)
Surrenders	(152)	(32)	(2)	(219)	(67)	(150)	(300,354)
Death benefits	(5)	0	0	(11)	0	(5)	(28,431)
Transfer (to) from other portfolios	13,369	2,454	487	13,786	3,313	10,669	196,578

Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	3,406	867	18,152	4,297	13,287	(37,255)

Total increase (decrease) in net assets	17,694	3,568	906	19,290	4,647	14,321	251,644
Net Assets
Beginning of Year	0	0	0	0	0	0	2,300,558

End of Year	$17,694	$3,568	$906	$19,290	$4,647	$14,321	$2,552,202

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
From Operations
Net investment income (loss)	$79	$(7)	$15,534
Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) of investments during the period	951	146	(147,653)

Net increase (decrease) in net assets resulting from operations	1,445	138	62,689

From Variable Annuity Contract Transactions
Contract owner's net payments	4,697	2,021	138,508
Contract maintenance fees	(20)	(9)	(1,685)
Surrenders	(547)	(86)	(313,418)
Death benefits	(40)	(2)	(33,882)
Transfer (to) from other portfolios	11,262	4,674	295,443

Net increase (decrease) in net assets resulting from variable annuity contract transactions	15,352	6,598	84,966

Total increase (decrease) in net assets	16,797	6,736	147,655
Net Assets
Beginning of Year	4,647	0	2,552,202

End of Year	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION

        The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

        Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

        At December 31, 2007, the Separate Account was comprised of sixty-eight subaccounts:

Goldman Sachs Growth & Income	Oppenheimer High Income/VA SC
Goldman Sachs Strategic International Equity	Van Eck Worldwide Hard Assets Fund
Goldman Sachs Structured US Equity	Van Eck Worldwide Real Estate Fund
Goldman Sachs Structured Small Cap Equity	Van Kampen Strategic Growth
Goldman Sachs Capital Growth	Van Kampen Enterprise
Goldman Sachs Mid Cap Value Fund	Van Kampen Comstock
Calvert Social Small Cap Growth	Van Kampen Growth & Income
Calvert Social Balanced	Van Kampen Aggressive Growth II
MFS Emerging Growth IC	Van Kampen UIF Equity & Income II
MFS Research IC	Van Kampen Government II
MFS Investors Trust IC	Van Kampen Strategic Growth II
MFS Total Return IC	Van Kampen Enterprise II
MFS New Discovery IC	Van Kampen Comstock II
MFS Utility IC	Van Kampen Growth and Income II
MFS Investors Growth Stock IC	Lord Abbett Growth & Income
MFS Emerging Growth SC	Lord Abbett Bond Debenture
MFS Research SC	Lord Abbett Mid-Cap Value
MFS Investors Trust SC	Lord Abbett Growth Opportunities
MFS Total Return SC	Lord Abbett America's Value
MFS New Discovery SC	Fidelity Index 500 Portfolio SC2
MFS Utility SC	Fidelity Growth Portfolio SC2
MFS Investors Growth Stock SC	Fidelity Contrafund Portfolio SC2
Oppenheimer Money Fund/VA	Fidelity Mid Cap SC2
Oppenheimer Mid Cap/VA	Fidelity Equity Income SC2
Oppenheimer Capital Appr/VA	Fidelity Investment Grade Bonds SC2
Oppenheimer Main Street/VA	Franklin Flex Cap Growth Securities
Oppenheimer Strategic Bond/VA	Franklin Income Securities
Oppenheimer Global Securities/VA	Franklin Rising Dividend Securities
Oppenheimer High Income/VA	Franklin Small-Mid Cap Growth Securities
Oppenheimer Mid Cap/VA SC	Mutual Shares Securities
Oppenheimer Capital Appr/VA SC	Franklin US Gov't
Oppenheimer Main Street/VA SC	Templeton Growth Securities
Oppenheimer Strategic Bond/VA SC	Templeton Foreign Securities
Oppenheimer Global Securities/VA SC	Templeton Global Income Securities

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION -- (Continued)

        Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account's assets are the property of Protective Life.

        Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2007 was approximately $213.0 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.    SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

        Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Fair Value Measurements

        In September 2006, the FASB issued SFAS No. 157, "Fair Value measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

Realized Gains and Losses

        Realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

        Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

2.    SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

        The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

Annuity Payouts

        Net assets allocated to contracts in the annuity payout period are computed according to Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. There are currently 14 polices in the annuity payout phase with assets of approximately $1.0 million.

3.    CHANGES IN UNITS OUTSTANDING

        The change in units outstanding for the years ended December 31, 2007 and 2006 were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Growth & Income
2007	512	(651)	(139)
2006	351	(795)	(444)
Goldman Sachs International Equity
2007	833	(288)	545
2006	423	(379)	44
Goldman Sachs Structured US Equity
2007	21	(840)	(819)
2006	124	(731)	(607)
Goldman Sachs Structured Small Cap Equity
2007	144	(413)	(269)
2006	109	(487)	(378)
Goldman Sachs Capital Growth
2007	454	(356)	98
2006	156	(665)	(509)
Goldman Sachs Mid Cap Value Fund
2007	68	(328)	(260)
2006	532	(136)	396

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Calvert Social Small Cap Growth
2007	1	(82)	(81)
2006	1	(34)	(33)
Calvert Social Balanced
2007	12	(70)	(58)
2006	0	(122)	(122)
MFS Emerging Growth IC
2007	15	(220)	(205)
2006	7	(271)	(264)
MFS Research IC
2007	10	(389)	(379)
2006	10	(479)	(469)
MFS Investors Trust IC
2007	3	(542)	(539)
2006	88	(785)	(697)
MFS Total Return IC
2007	91	(1,152)	(1,061)
2006	40	(1,402)	(1,362)
MFS New Discovery IC
2007	13	(117)	(104)
2006	34	(117)	(83)
MFS Utility IC
2007	45	(182)	(137)
2006	118	(235)	(117)
MFS Investors Growth Stock IC
2007	24	(351)	(327)
2006	20	(340)	(320)
MFS Emerging Growth SC
2007	116	(44)	72
2006	49	(17)	32
MFS Research SC
2007	31	(10)	21
2006	31	(6)	25
MFS Investors Trust SC
2007	17	(14)	3
2006	84	(49)	35
MFS Total Return SC
2007	514	(230)	284
2006	1,004	(115)	889

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

MFS New Discovery SC
2007	23	(14)	9
2006	72	(37)	35
MFS Utility SC
2007	143	(47)	96
2006	192	(63)	129
MFS Investors Growth Stock SC
2007	1,121	(11)	1,110
2006	51	(83)	(32)
Oppenheimer Money Fund/VA
2007	16,809	(13,611)	3,198
2006	9,924	(7,600)	2,324
Oppenheimer Mid Cap/VA
2007	9	(193)	(184)
2006	23	(257)	(234)
Oppenheimer Capital Appr/VA
2007	25	(545)	(520)
2006	7	(637)	(630)
Oppenheimer Main Street/VA
2007	13	(729)	(716)
2006	16	(886)	(870)
Oppenheimer Strategic Bond/VA
2007	92	(701)	(609)
2006	83	(1,062)	(979)
Oppenheimer Global Securities/VA
2007	56	(271)	(215)
2006	165	(233)	(68)
Oppenheimer High Income/VA
2007	11	(217)	(206)
2006	59	(239)	(180)
Oppenheimer Mid Cap/VA SC
2007	22	(9)	13
2006	20	(23)	(3)
Oppenheimer Capital Appr/VA SC
2007	67	(54)	13
2006	208	(42)	166
Oppenheimer Main Street/VA SC
2007	62	(48)	14
2006	100	(32)	68

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Oppenheimer Strategic Bond/VA SC
2007	760	(56)	704
2006	564	(98)	466
Oppenheimer Global Securities/VA SC
2007	347	(108)	239
2006	889	(68)	821
Oppenheimer High Income/VA SC
2007	70	(86)	(16)
2006	158	(115)	43
Van Eck Worldwide Hard Assets Fund
2007	0	(3)	(3)
2006	0	(4)	(4)
Van Eck Worldwide Real Estate Fund
2007	1	(8)	(7)
2006	0	(12)	(12)
Van Kampen Strategic Growth
2007	6	(1,046)	(1,040)
2006	32	(1,109)	(1,077)
Van Kampen Enterprise
2007	14	(847)	(833)
2006	40	(995)	(955)
Van Kampen Comstock
2007	6	(1,540)	(1,534)
2006	35	(1,528)	(1,493)
Van Kampen Growth & Income
2007	7	(1,698)	(1,691)
2006	19	(1,682)	(1,663)
Van Kampen Aggressive Growth II
2007	86	(89)	(3)
2006	119	(227)	(108)
Van Kampen UIF Equity & Income II
2007	971	(226)	745
2006	1445	(160)	1,285
Van Kampen Government II
2007	1925	(57)	1,868
2006	549	(87)	462
Van Kampen Strategic Growth II
2007	43	(165)	(122)
2006	131	(125)	6

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Van Kampen Enterprise II
2007	38	(139)	(101)
2006	112	(111)	1
Van Kampen Comstock II
2007	854	(249)	605
2006	1804	(112)	1,692
Van Kampen Growth & Income II
2007	618	(180)	438
2006	985	(75)	910
Lord Abbett Growth & Income
2007	374	(1,236)	(862)
2006	658	(804)	(146)
Lord Abbett Bond Debenture
2007	333	(826)	(493)
2006	470	(685)	(215)
Lord Abbett Mid-Cap Value
2007	369	(742)	(373)
2006	820	(568)	252
Lord Abbett Growth Opportunities
2007	102	(131)	(29)
2006	310	(88)	222
Lord Abbett America's Value
2007	611	(123)	488
2006	882	(152)	730
Fidelity Index 500 Portfolio SC2
2007	800	(1)	799
2006	68	(2)	66
Fidelity Growth Port SC2
2007	211	(34)	177
2006	43	(2)	41
Fidelity Contrafund Portfolio SC2
2007	1,894	(14)	1,880
2006	818	(4)	814
Fidelity Mid Cap SC2
2007	628	(26)	602
2006	299	(9)	290
Fidelity Equity Income SC2
2007	279	(25)	254
2006	128	(3)	125

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Fidelity Investment Grade Bonds SC2
2007	645	(27)	618
2006	195	(6)	189
Franklin Flex Cap Growth Securities
2007	103	(11)	92
2006	64	(2)	62
Franklin Income Securities
2007	4,125	(11)	4,114
2006	1,593	(30)	1,563
Franklin Rising Dividend Securities
2007	1,583	(21)	1,562
2006	326	(2)	324
Franklin Small-Mid Cap Growth Securities
2007	188	(8)	180
2006	92	(1)	91
Franklin Mutual Shares Securities
2007	4,089	(7)	4,082
2006	1,737	(2)	1,735
Franklin U.S. Government
2007	483	(21)	462
2006	0	0	0
Templeton Foreign Securities
2007	1,286	(39)	1,247
2006	430	(19)	411
Templeton Growth Securities
2007	2,366	(34)	2,332
2006	1,252	(4)	1,248
Templeton Global Income Securities
2007	644	(16)	628
2006	0	0	0

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS

        At December 31, 2007, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2007
	Shares	Cost (000's)	Mkt Value (000's)
Goldman Sachs Growth & Income	14,841,550	$145,826	$185,965
Goldman Sachs International Equity	7,886,456	92,111	108,518
Goldman Sachs Structured US Equity	7,712,511	74,766	101,497
Goldman Sachs Structured Small Cap Equity	6,429,531	79,298	68,860
Goldman Sachs Capital Growth	6,954,838	62,345	88,535
Goldman Sachs Mid Cap Value Fund	2,025,311	31,411	28,395
Calvert Social Small Cap Growth	0	0	0
Calvert Social Balanced	2,390,845	4,998	4,586
MFS Emerging Growth IC	454,744	9,476	11,373
MFS Research IC	929,305	16,587	18,846
MFS Investors Trust IC	1,161,537	22,007	27,319
MFS Total Return IC	4,335,952	76,918	94,003
MFS New Discovery IC	312,003	4,646	5,189
MFS Utility IC	471,012	10,518	16,240
MFS Investors Growth Stock IC	610,073	8,005	7,211
MFS Emerging Growth SC	80,915	1,688	1,991
MFS Research SC	56,474	937	1,139
MFS Investors Trust SC	121,088	2,135	2,832
MFS Total Return SC	3,096,182	62,816	66,382
MFS New Discovery SC	105,787	1,632	1,725
MFS Utility SC	323,578	8,140	11,037
MFS Investors Growth Stock SC	930,389	10,203	10,765
Oppenheimer Money Fund/VA	24,482,763	24,489	24,483
Oppenheimer Mid Cap/VA	144,713	8,175	7,825
Oppenheimer Capital Appr/VA	700,669	27,509	33,058
Oppenheimer Main Street/VA	1,375,388	29,659	35,224
Oppenheimer Strategic Bond/VA	9,653,754	46,671	53,675
Oppenheimer Global Securities/VA	913,996	25,912	33,452
Oppenheimer High Income/VA	1,144,941	9,790	9,102
Oppenheimer Mid Cap/VA SC	17,380	803	925
Oppenheimer Capital Appr/VA SC	184,119	6,751	8,613
Oppenheimer Main Street/VA SC	225,656	4,631	5,727
Oppenheimer Strategic Bond/VA SC	5,307,314	27,859	29,986
Oppenheimer Global Securities/VA SC	987,034	31,634	35,800
Oppenheimer High Income/VA SC	687,847	5,707	5,427
Van Eck Worldwide Hard Assets Fund	18,363	209	756
Van Eck Worldwide Real Estate Fund	38,147	385	644
Van Kampen Strategic Growth	543,178	22,489	18,294
Van Kampen Enterprise	1,069,802	20,258	18,689

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

Van Kampen Comstock	8,964,912	$97,098	$124,254
Van Kampen Growth & Income	6,212,646	96,070	132,702
Van Kampen Aggressive Growth II	781,362	4,019	4,469
Van Kampen UIF Equity & Income II	7,723,030	100,614	113,837
Van Kampen Government II	4,254,506	39,417	40,460
Van Kampen Strategic Growth II	187,785	4,647	6,251
Van Kampen Enterprise II	377,259	4,976	6,591
Van Kampen Comstock II	9,656,874	126,392	133,265
Van Kampen Growth and Income II	3,446,487	65,313	73,445
Lord Abbett Growth & Income	7,400,529	174,929	206,549
Lord Abbett Bond Debenture	10,648,726	123,028	125,336
Lord Abbett Mid-Cap Value	8,048,431	144,635	152,115
Lord Abbett Growth Opportunities	1,061,302	14,064	17,342
Lord Abbett America's Value	4,789,680	66,764	70,839
Fidelity Index 500 Portfolio SC2	68,089	11,134	11,084
Fidelity Growth Portfolio SC2	67,147	2,695	2,998
Fidelity Contrafund Portfolio SC2	1,312,926	41,594	36,053
Fidelity Mid Cap SC2	339,879	11,480	12,110
Fidelity Equity Income SC2	203,377	5,341	4,794
Fidelity Investment Grade Bonds SC2	740,078	9,113	9,281
Franklin Flex Cap Growth Securities	137,293	1,584	1,746
Franklin Income Securities	3,820,597	66,369	66,135
Franklin Rising Dividend Securities	1,039,655	20,920	20,034
Franklin Small-Mid Cap Growth Securities	129,989	2,943	2,978
Franklin Mutual Shares Securities	3,287,416	67,357	66,373
Franklin US Gov't	380,664	4,714	4,838
Templeton Growth Securities	2,701,441	42,239	41,710
Templeton Foreign Securities	1,058,986	20,141	21,444
Templeton Global Income Securities	402,868	6,590	6,736

	197,969,079	$2,395,574	2,699,857

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

        During the year ended December 31, 2007, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Shares Purchased	266,506	640,496	6,718	167,902	213,844	63,967
Shares received from reinvestment of dividends	1,671,625	940,402	681,391	720,783	12,670	315,731

Total shares acquired	1,938,131	1,580,898	688,109	888,685	226,514	379,698
Shares redeemed	(1,370,883)	(524,935)	(1,711,430)	(936,534)	(908,077)	(342,900)

Net Increase (decrease) in shares owned	567,248	1,055,963	(1,023,321)	(47,849)	(681,563)	36,798
Shares owned, beginning of period	14,274,302	6,830,493	8,735,832	6,477,380	7,636,401	1,988,513

Shares owned, end of period	14,841,550	7,886,456	7,712,511	6,429,531	6,954,838	2,025,311

Cost of shares acquired (000's)	$41,101	$34,475	$11,281	$16,395	$11,342	$6,413

Costs of shares redeemed (000's)	$27,888	$15,387	$18,548	$18,127	$14,028	$6,474

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares Purchased	1,149	86,254	8,639	6,393	1,388	72,671
Shares received from reinvestment of dividends	575	193,058	0	7,935	24,014	251,722

Total shares acquired	1,724	279,312	8,639	14,328	25,402	324,393
Shares redeemed	(75,387)	(537,625)	(158,218)	(318,250)	(366,192)	(1,025,157)

Net Increase (decrease) in shares owned	(73,663)	(258,313)	(149,579)	(303,922)	(340,790)	(700,764)
Shares owned, beginning of period	73,663	2,649,158	604,323	1,233,227	1,502,327	5,036,716

Shares owned, end of period	0	2,390,845	454,744	929,305	1,161,537	4,335,952

Cost of shares acquired (000's)	$31	$561	$331	$353	$726	$8,754

Costs of shares redeemed (000's)	$1,011	$1,144	$3,711	$5,941	$6,862	$21,112

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Shares Purchased	13,817	32,403	14,527	54,785	21,533	8,539
Shares received from reinvestment of dividends	28,464	43,774	2,551	0	251	1,795

Total shares acquired	42,281	76,177	17,078	54,785	21,784	10,334
Shares redeemed	(144,603)	(143,144)	(227,265)	(21,865)	(7,322)	(9,107)

Net Increase (decrease) in shares owned	(102,322)	(66,967)	(210,187)	32,920	14,462	1,227
Shares owned, beginning of period	414,325	537,979	820,260	47,995	42,012	119,861

Shares owned, end of period	312,003	471,012	610,073	80,915	56,474	121,088

Cost of shares acquired (000's)	$819	$3,030	$254	$1,358	$446	$266

Costs of shares redeemed (000's)	$2,589	$4,494	$2,716	$515	$154	$211

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Shares Purchased	358,180	18,859	98,960	769,379	32,721,010	2,454
Shares received from reinvestment of dividends	139,420	7,201	22,115	149	1,034,457	0

Total shares acquired	497,600	26,060	121,075	769,528	33,755,467	2,454
Shares redeemed	(161,453)	(13,575)	(34,291)	(8,424)	(27,841,049)	(59,580)

Net Increase (decrease) in shares owned	336,147	12,485	86,784	761,104	5,914,418	(57,126)
Shares owned, beginning of period	2,760,035	93,302	236,794	169,285	18,568,345	201,839

Shares owned, end of period	3,096,182	105,787	323,578	930,389	24,482,763	144,713

Cost of shares acquired (000's)	$14,515	$530	$4,406	$8,896	$33,755	$243

Costs of shares redeemed (000's)	$7,040	$316	$1,603	$218	$27,835	$3,257

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Shares Purchased	8,722	7,484	265,206	35,349	16,216	4,842
Shares received from reinvestment of dividends	2,073	14,867	414,325	68,172	102,761	0

Total shares acquired	10,795	22,351	679,531	103,521	118,977	4,842
Shares redeemed	(227,983)	(445,982)	(2,280,482)	(206,143)	(393,495)	(2,666)

Net Increase (decrease) in shares owned	(217,188)	(423,631)	(1,600,951)	(102,622)	(274,518)	2,176
Shares owned, beginning of period	917,857	1,799,019	11,254,705	1,016,618	1,419,459	15,204

Shares owned, end of period	700,669	1,375,388	9,653,754	913,996	1,144,941	17,380

Cost of shares acquired (000's)	$868	$795	$5,087	$5,043	$1,118	$272

Costs of shares redeemed (000's)	$8,538	$8,785	$12,810	$8,230	$3,454	$141

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Shares Purchased	18,820	28,962	2,187,527	187,829	115,188	27
Shares received from reinvestment of dividends	18	2,349	121,024	56,087	46,539	2,990

Total shares acquired	18,838	31,311	2,308,551	243,916	161,727	3,017
Shares redeemed	(18,677)	(27,835)	(146,316)	(53,120)	(139,582)	(4,081)

Net Increase (decrease) in shares owned	161	3,476	2,162,235	190,796	22,145	(1,064)
Shares owned, beginning of period	183,958	222,180	3,145,079	796,238	665,702	19,427

Shares owned, end of period	184,119	225,656	5,307,314	987,034	687,847	18,363

Cost of shares acquired (000's)	$1,236	$988	$14,438	$11,306	$1,616	$87

Costs of shares redeemed (000's)	$1,062	$789	$2,633	$4,332	$1,441	$92

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Shares Purchased	977	855	4,902	5,530	3,477	156,301
Shares received from reinvestment of dividends	5,564	336	5,650	433,269	406,449	56,742

Total shares acquired	6,541	1,191	10,552	438,799	409,926	213,043
Shares redeemed	(14,107)	(178,640)	(347,871)	(2,035,127)	(1,333,316)	(115,461)

Net Increase (decrease) in shares owned	(7,566)	(177,449)	(337,319)	(1,596,328)	(923,390)	97,582
Shares owned, beginning of period	45,713	720,627	1,407,121	10,561,240	7,136,036	683,780

Shares owned, end of period	38,147	543,178	1,069,802	8,964,912	6,212,646	781,362

Cost of shares acquired (000's)	$115	$193	$257	$6,973	$9,488	$1,368

Costs of shares redeemed (000's)	$204	$6,432	$5,990	$23,568	$23,377	$819

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Shares Purchased	941,530	2,284,386	10,716	18,963	1,041,366	445,982
Shares received from reinvestment of dividends	312,981	98,971	0	707	351,946	168,606

Total shares acquired	1,254,511	2,383,357	10,716	19,670	1,393,312	614,588
Shares redeemed	(228,506)	(69,295)	(32,486)	(70,092)	(268,905)	(132,154)

Net Increase (decrease) in shares owned	1,026,005	2,314,062	(21,770)	(50,422)	1,124,407	482,434
Shares owned, beginning of period	6,697,025	1,940,444	209,555	427,681	8,532,467	2,964,053

Shares owned, end of period	7,723,030	4,254,506	187,785	377,259	9,656,874	3,446,487

Cost of shares acquired (000's)	$27,639	$24,401	$451	$473	$28,301	$17,717

Costs of shares redeemed (000's)	$11,642	$3,039	$947	$1,093	$11,372	$7,029

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Shares Purchased	154,910	342,122	227,946	93,525	611,051	57,156
Shares received from reinvestment of dividends	595,017	680,972	1,106,128	86,757	294,924	1,323

Total shares acquired	749,927	1,023,094	1,334,074	180,282	905,975	58,479
Shares redeemed	(626,257)	(1,003,672)	(547,374)	(123,812)	(126,087)	(196)

Net Increase (decrease) in shares owned	123,670	19,422	786,700	56,470	779,888	58,283
Shares owned, beginning of period	7,276,859	10,629,304	7,261,731	1,004,832	4,009,792	9,806

Shares owned, end of period	7,400,529	10,648,726	8,048,431	1,061,302	4,789,680	68,089

Cost of shares acquired (000's)	$33,081	$21,475	$39,318	$4,068	$19,050	$9,961

Costs of shares redeemed (000's)	$26,364	$21,052	$22,393	$2,830	$6,662	$222

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Shares Purchased	61,187	672,073	215,209	126,590	556,974	92,047
Shares received from reinvestment of dividends	121	311,759	15,473	20,171	10,293	119

Total shares acquired	61,308	983,832	230,682	146,761	567,267	92,166
Shares redeemed	(10,268)	(5,945)	(10,850)	(12,223)	(25,682)	(10,802)

Net Increase (decrease) in shares owned	51,040	977,887	219,832	134,538	541,585	81,364
Shares owned, beginning of period	16,107	335,039	120,047	68,839	198,493	55,929

Shares owned, end of period	67,147	1,312,926	339,879	203,377	740,078	137,293

Cost of shares acquired (000's)	$2,665	$32,527	$8,360	$4,061	$7,342	$1,147

Costs of shares redeemed (000's)	$519	$1,449	$776	$491	$691	$163

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Shares Purchased	2,723,184	868,601	88,364	2,256,864	396,775	1,727,000
Shares received from reinvestment of dividends	91,460	13,090	4,566	96,581	940	101,566

Total shares acquired	2,814,644	881,691	92,930	2,353,445	397,715	1,828,566
Shares redeemed	(13,277)	(15,675)	(3,881)	(8,406)	(17,051)	(26,127)

Net Increase (decrease) in shares owned	2,801,367	866,016	89,049	2,345,039	380,664	1,802,439
Shares owned, beginning of period	1,019,230	173,639	40,940	942,377	0	899,002

Shares owned, end of period	3,820,597	1,039,655	129,989	3,287,416	380,664	2,701,441

Cost of shares acquired (000's)	$52,726	$18,433	$2,246	$51,457	$5,050	$30,915

Costs of shares redeemed (000's)	$3,184	$916	$167	$2,270	$335	$1,974

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Shares Purchased	806,898	413,850	55,933,856
Shares received from reinvestment of	30,270	466	12,234,505

Total shares acquired	837,168	414,316	68,168,361
Shares redeemed	(26,422)	(11,448)	(48,345,043)

Net Increase (decrease) in shares owned	810,746	402,868	19,823,318
Shares owned, beginning of period	248,240	0	178,145,761

Shares owned, end of period	1,058,986	402,868	197,969,079

Cost of shares acquired (000's)	$17,387	$6,959	$728,739

Costs of shares redeemed (000's)	$1,541	$369	$433,368

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS

	As of December 31, 2007				For the Year Ended December 31, 2007
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units O/S (000's)			Net Assets (000's)	Investment Income Ratio
						Lowest	Highest	Lowest	Highest
Goldman Sachs Growth & Income	9,262	$13.70	$109.79	$185,965	1.74%	0.70%	1.80%	-2.41%	0.88%
Goldman Sachs International Equity	5,618	$14.01	$117.76	$108,518	1.41%	0.70%	1.80%	-3.57%	7.23%
Goldman Sachs Structured US Equity	4,180	$11.33	$98.35	$101,497	0.96%	0.70%	1.80%	-4.04%	-2.22%
Goldman Sachs Structured Small Cap Equity	3,032	$10.89	$99.34	$68,860	0.35%	0.70%	1.80%	-17.99%	-4.46%
Goldman Sachs Capital Growth	4,996	$10.97	$104.46	$88,535	0.18%	0.70%	1.80%	-2.60%	9.47%
Goldman Sachs Mid Cap Value Fund	1,717	$16.04	$149.75	$28,395	0.72%	0.70%	1.80%	1.34%	2.58%
Calvert Social Small Cap Growth	0	$14.27	$92.24	$0	0.00%	0.70%	1.80%	4.88%	6.06%
Calvert Social Balanced	305	$12.15	$98.85	$4,586	2.24%	0.70%	1.80%	0.90%	2.03%
MFS Emerging Growth IC	669	$10.79	$114.78	$11,373	0.00%	0.70%	1.80%	18.98%	20.32%
MFS Research IC	1,207	$12.00	$110.58	$18,846	0.72%	0.70%	1.80%	11.16%	12.41%
MFS Investors Trust IC	1,815	$11.73	$110.11	$27,319	0.87%	0.70%	1.80%	8.31%	9.53%
MFS Total Return IC	5,156	$15.83	$103.53	$94,003	2.63%	0.70%	1.80%	2.33%	3.48%
MFS New Discovery IC	266	$15.48	$112.14	$5,189	0.00%	0.70%	1.80%	0.66%	1.80%
MFS Utility IC	616	$24.41	$165.18	$16,240	0.98%	0.70%	1.80%	25.59%	27.00%
MFS Investors Growth Stock IC	989	$7.06	$105.33	$7,211	0.35%	0.70%	1.80%	9.35%	10.58%
MFS Emerging Growth SC	158	$10.67	$114.18	$1,991	0.00%	0.70%	1.80%	-1.69%	20.15%
MFS Research SC	79	$11.86	$110.09	$1,139	0.45%	0.70%	1.80%	-0.75%	12.25%
MFS Investors Trust SC	207	$11.60	$109.60	$2,832	0.58%	0.70%	1.80%	-0.60%	9.37%
MFS Total Return SC	4,375	$12.73	$103.00	$66,382	2.28%	0.70%	1.80%	-1.41%	3.31%
MFS New Discovery SC	115	$12.30	$101.71	$1,725	0.00%	0.70%	1.80%	-5.69%	1.63%
MFS Utility SC	449	$24.01	$147.27	$11,037	0.77%	0.70%	1.80%	0.75%	26.79%
MFS Investors Growth Stock SC	1,340	$6.98	$104.83	$10,765	0.04%	0.70%	1.80%	-1.45%	10.36%
Oppenheimer Money Fund/VA	14,275	$1.20	$99.55	$24,483	4.85%	0.70%	1.80%	0.52%	4.32%
Oppenheimer Mid Cap/VA	497	$10.93	$95.91	$7,825	0.00%	0.70%	1.80%	4.41%	5.58%
Oppenheimer Capital Appr/VA	1,800	$13.48	$107.53	$33,058	0.24%	0.70%	1.80%	12.09%	13.35%
Oppenheimer Main Street/VA	2,374	$11.70	$105.27	$35,224	0.88%	0.70%	1.80%	2.36%	3.51%
Oppenheimer Strategic Bond/VA	3,146	$16.52	$105.55	$53,675	3.77%	0.70%	1.80%	7.71%	8.92%
Oppenheimer Global Securities/VA	1,280	$21.89	$154.91	$33,452	1.37%	0.70%	1.80%	4.40%	5.57%
Oppenheimer High Income/VA	656	$13.40	$97.94	$9,102	7.69%	0.70%	1.80%	-1.91%	-0.80%
Oppenheimer Mid Cap/VA SC	72	$10.79	$98.07	$925	0.00%	0.70%	1.80%	-4.42%	5.40%
Oppenheimer Capital Appr/VA SC	600	$13.33	$107.00	$8,613	0.01%	0.70%	1.80%	-3.05%	13.17%
Oppenheimer Main Street/VA SC	420	$11.62	$105.11	$5,727	1.00%	0.70%	1.80%	-4.00%	3.71%
Oppenheimer Strategic Bond/VA SC	1,923	$12.34	$105.16	$29,986	2.84%	0.70%	1.80%	0.81%	8.89%
Oppenheimer Global Securities/VA SC	1,867	$16.19	$111.08	$35,800	1.10%	0.70%	1.80%	-3.76%	5.44%
Oppenheimer High Income/VA SC	418	$11.41	$97.49	$5,427	6.61%	0.70%	1.80%	-3.56%	-1.07%
Van Eck Worldwide Hard Assets Fund	16	$45.29	$322.08	$756	0.13%	0.70%	1.80%	42.73%	44.33%
Van Eck Worldwide Real Estate Fund	21	$30.23	$200.53	$644	1.19%	0.70%	1.80%	-0.93%	0.18%
Van Kampen Strategic Growth	3,341	$5.25	$105.06	$18,294	0.05%	0.70%	1.80%	14.85%	16.14%
Van Kampen Enterprise	2,732	$6.56	$105.99	$18,689	0.42%	0.70%	1.80%	10.65%	11.89%
Van Kampen Comstock	7,199	$16.54	$116.61	$124,254	1.85%	0.70%	1.80%	-3.81%	-2.73%
Van Kampen Growth & Income	8,389	$15.16	$106.89	$132,702	1.65%	0.70%	1.80%	0.94%	2.08%
Van Kampen Aggressive Growth II	566	$6.10	$108.22	$4,469	0.00%	0.70%	1.80%	-4.27%	16.89%
Van Kampen UIF Equity & Income II	7,705	$13.45	$134.58	$113,837	1.81%	0.70%	1.80%	-2.05%	2.74%
Van Kampen Government II	3,554	$10.87	$100.76	$40,460	3.42%	0.70%	1.80%	1.34%	6.37%
Van Kampen Strategic Growth II	927	$5.19	$104.61	$6,251	0.00%	0.70%	1.80%	-3.73%	15.94%
Van Kampen Enterprise II	807	$6.48	$105.48	$6,591	0.16%	0.70%	1.80%	-3.57%	11.78%
Van Kampen Comstock II	8,416	$13.21	$100.19	$133,265	1.51%	0.70%	1.80%	-4.35%	-2.92%
Van Kampen Growth and Income II	4,728	$14.43	$104.95	$73,445	1.31%	0.70%	1.80%	-2.36%	1.91%
Lord Abbett Growth & Income	14,597	$13.64	$107.26	$206,549	1.20%	0.70%	1.80%	-2.76%	2.81%
Lord Abbett Bond Debenture	8,823	$11.95	$108.92	$125,336	5.96%	0.70%	1.80%	-1.02%	5.55%
Lord Abbett Mid-Cap Value	10,176	$14.21	$112.11	$152,115	0.43%	0.70%	1.80%	-5.12%	-0.03%
Lord Abbett Growth Opportunities	1,055	$14.58	$150.79	$17,342	0.00%	0.70%	1.80%	-0.75%	20.55%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett America's Value	4,576	$13.69	$144.55	$70,839	3.13%	0.70%	1.80%	-3.72%	2.54%
Fidelity Index 500 Portfolio SC2	921	$11.38	$125.24	$11,084	4.98%	0.70%	1.80%	-2.60%	4.55%
Fidelity Growth Portfolio SC2	228	$12.65	$130.08	$2,998	0.20%	0.70%	1.80%	-3.06%	25.90%
Fidelity Contrafund Portfolio SC2	2,776	$12.08	$154.60	$36,053	1.17%	0.70%	1.80%	-1.97%	16.60%
Fidelity Mid Cap SC2	928	$11.50	$166.55	$12,110	0.51%	0.70%	1.80%	-3.27%	14.64%
Fidelity Equity Income SC2	395	$11.28	$129.48	$4,794	2.16%	0.70%	1.80%	-3.76%	0.66%
Fidelity Investment Grade Bonds SC2	851	$10.65	$99.78	$9,281	2.17%	0.70%	1.80%	0.79%	3.46%
Franklin Flex Cap Growth Securities	154	$11.19	$104.63	$1,746	0.12%	0.70%	1.80%	-3.37%	13.63%
Franklin Income Securities	5,677	$11.49	$107.40	$66,135	3.16%	0.70%	1.80%	-1.96%	3.13%
Franklin Rising Dividend Securities	1,886	$10.47	$97.90	$20,034	1.76%	0.70%	1.80%	-4.30%	-2.24%
Franklin Small-Mid Cap Growth Securities	271	$10.85	$101.39	$2,978	0.00%	0.70%	1.80%	-5.18%	10.57%
Franklin Mutual Shares Securities	5,817	$11.25	$105.17	$66,373	1.35%	0.70%	1.80%	-2.81%	2.86%
Franklin US Gov't	462	$10.41	$101.18	$4,838	0.66%	0.70%	1.80%	1.50%	4.35	%(a)
Templeton Growth Securities	3,580	$11.48	$107.36	$41,710	1.29%	0.70%	1.80%	-3.20%	1.73%
Templeton Foreign Securities	1,658	$12.76	$119.30	$21,444	1.63%	0.70%	1.80%	-0.75%	14.76%
Templeton Global Income Securities	628	$10.67	$103.73	$6,736	0.31%	0.70%	1.80%	-0.73%	5.72	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date May 1, 2007

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,401	$13.65	$26.60	$198,556	1.64%	0.70%	1.80%	13.88%	21.90%
Goldman Sachs International Equity	5,073	$13.13	$22.30	$98,974	1.64%	0.70%	1.80%	6.98%	21.37%
Goldman Sachs Structured US Equity	4,999	$11.65	$31.13	$128,155	1.01%	0.70%	1.80%	6.99%	12.22%
Goldman Sachs Struct Small Cap Equity	3,301	$13.26	$32.23	$93,533	0.62%	0.70%	1.80%	-0.53%	11.60%
Goldman Sachs Capital Growth	4,898	$10.07	$23.12	$88,430	0.12%	0.70%	1.80%	3.41%	7.91%
Goldman Sachs Mid Cap Value Fund	1,977	$15.70	$16.65	$31,995	1.02%	0.70%	1.80%	14.08%	15.47%
Calvert Social Small Cap Growth	81	$13.61	$14.69	$1,133	0.00%	0.70%	1.80%	-1.02%	0.08%
Calvert Social Balanced	363	$11.95	$15.21	$5,378	1.99%	0.70%	1.80%	6.82%	8.01%
MFS Emerging Growth IC	874	$9.00	$14.72	$12,473	0.00%	0.70%	1.80%	5.96%	7.14%
MFS Research IC	1,586	$10.72	$14.43	$22,247	0.53%	0.70%	1.80%	8.50%	9.71%
MFS Investors Trust IC	2,354	$10.75	$14.49	$32,585	0.52%	0.70%	1.80%	10.97%	12.21%
MFS Total Return IC	6,217	$15.36	$18.80	$110,254	2.41%	0.70%	1.80%	9.89%	11.11%
MFS New Discovery IC	370	$15.27	$20.23	$7,218	0.00%	0.70%	1.80%	11.19%	12.43%
MFS Utility IC	753	$19.30	$21.40	$15,747	2.04%	0.70%	1.80%	28.91%	30.35%
MFS Investors Growth Stock IC	1,316	$6.46	$6.94	$8,736	0.00%	0.70%	1.80%	5.65%	6.83%
MFS Emerging Growth SC	86	$8.92	$14.58	$977	0.00%	0.70%	1.80%	0.87%	6.97%
MFS Research SC	58	$10.62	$14.30	$754	0.30%	0.70%	1.80%	5.35%	9.54%
MFS Investors Trust SC	204	$10.66	$14.37	$2,585	0.25%	0.70%	1.80%	7.30%	12.02%
MFS Total Return SC	4,091	$12.43	$18.62	$59,810	2.05%	0.70%	1.80%	7.69%	10.69%
MFS New Discovery SC	106	$12.24	$20.05	$1,600	0.00%	0.70%	1.80%	1.37%	12.26%
MFS Utility SC	353	$19.02	$21.20	$6,869	1.63%	0.70%	1.80%	22.72%	30.18%
MFS Investors Growth Stock SC	230	$6.40	$12.22	$1,766	0.00%	0.70%	1.80%	3.51%	6.66%
Oppenheimer Money Fund/VA	11,077	$1.15	$10.68	$18,568	4.52%	0.70%	1.80%	2.82%	4.10%
Oppenheimer Mid Cap/VA	681	$10.39	$15.44	$10,263	0.00%	0.70%	1.80%	1.11%	2.24%
Oppenheimer Capital Appreciation/VA	2,320	$11.94	$17.78	$38,027	0.39%	0.70%	1.80%	6.01%	7.20%
Oppenheimer Main Street/VA	3,090	$11.35	$15.10	$44,580	1.20%	0.70%	1.80%	12.96%	14.22%
Oppenheimer Strategic Bond/VA	3,755	$15.34	$16.07	$59,200	4.50%	0.70%	1.80%	5.56%	6.74%
Oppenheimer Global Securities/VA	1,495	$20.82	$26.59	$37,401	1.02%	0.70%	1.80%	15.58%	16.87%
Oppenheimer High Income/VA	862	$13.56	$14.34	$12,136	7.71%	0.70%	1.80%	7.46%	8.66%
Oppenheimer Mid Cap/VA SC	59	$10.29	$15.30	$763	0.00%	0.70%	1.80%	-3.15%	2.09%
Oppenheimer Capital Apprec/VA SC	587	$11.84	$17.63	$7,559	0.16%	0.70%	1.80%	2.63%	7.04%
Oppenheimer Main Street/VA SC	406	$11.26	$14.98	$5,461	0.87%	0.70%	1.80%	7.87%	14.07%
Oppenheimer Strategic Bond/VA SC	1,219	$11.46	$15.91	$16,795	3.40%	0.70%	1.80%	4.42%	6.59%
Oppenheimer Global Securities/VA SC	1,628	$15.42	$26.39	$29,055	0.65%	0.70%	1.80%	6.76%	16.66%
Oppenheimer High Income/VA SC	434	$11.66	$14.20	$5,658	7.10%	0.70%	1.80%	5.49%	8.57%
Van Eck Worldwide Hard Assets Fund	19	$31.51	$34.17	$635	0.07%	0.70%	1.80%	22.26%	23.62%
Van Eck Worldwide Real Estate Fund	28	$30.29	$31.85	$861	1.65%	0.70%	1.80%	28.57%	30.00%
Van Kampen Strategic Growth	4,381	$4.57	$4.92	$20,761	0.00%	0.70%	1.80%	1.01%	2.14%
Van Kampen Enterprise	3,565	$5.93	$6.38	$21,909	0.45%	0.70%	1.80%	5.16%	6.33%
Van Kampen Comstock	8,733	$17.19	$18.49	$155,778	1.48%	0.70%	1.80%	14.20%	15.47%
Van Kampen Growth & Income	10,080	$15.02	$16.15	$156,993	1.19%	0.70%	1.80%	14.15%	15.42%
Van Kampen Aggressive Growth II	569	$5.29	$13.30	$3,583	0.00%	0.70%	1.80%	-5.34%	4.30%
Van Kampen UIF Equity & Income II	6,960	$13.16	$15.00	$99,719	1.15%	0.70%	1.80%	7.95%	11.90%
Van Kampen Government II	1,686	$10.35	$11.01	$18,046	3.81%	0.70%	1.80%	1.26%	4.13%
Van Kampen Strategic Growth II	1,049	$4.53	$11.92	$5,981	0.00%	0.70%	1.80%	-3.51%	2.01%
Van Kampen Enterprise II	908	$5.87	$12.25	$6,655	0.18%	0.70%	1.80%	1.89%	6.13%
Van Kampen Comstock II	7,811	$13.67	$18.33	$125,427	1.16%	0.70%	1.80%	10.18%	15.35%
Van Kampen Growth & Income II	4,290	$14.23	$16.00	$65,091	0.88%	0.70%	1.80%	9.62%	15.28%
Lord Abbett Growth & Income	15,459	$13.40	$14.15	$213,503	1.27%	0.70%	1.80%	7.86%	16.57%
Lord Abbett Bond Debenture	9,316	$11.45	$14.21	$125,851	5.93%	0.70%	1.80%	5.51%	8.67%
Lord Abbett Mid-Cap Value	10,549	$14.27	$15.45	$158,160	0.52%	0.70%	1.80%	7.63%	11.56%
Lord Abbett Growth Opportunities	1,084	$12.23	$14.32	$14,741	0.00%	0.70%	1.80%	-1.70%	7.25%
Lord Abbett America's Value	4,088	$13.41	$16.14	$61,270	2.68%	0.70%	1.80%	9.24%	13.87%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Fidelity Index 500 Portfolio SC2	122	$11.00	$13.33	$1,568	1.00%	0.70%	1.80%	8.66%	14.23%
Fidelity Growth Portfolio SC2	51	$10.15	$11.97	$571	0.08%	0.70%	1.80%	1.07%	5.46%
Fidelity Contrafund Portfolio SC2	896	$10.47	$14.76	$10,423	1.54%	0.70%	1.80%	2.74%	10.27%
Fidelity Mid Cap SC2	326	$10.14	$16.38	$4,112	0.06%	0.70%	1.80%	-1.78%	11.23%
Fidelity Equity Income SC2	141	$11.33	$14.31	$1,781	3.60%	0.70%	1.80%	10.19%	18.67%
Fidelity Investment Grade Bonds SC2	233	$10.40	$10.93	$2,493	1.85%	0.70%	1.80%	2.58%	4.69%
Franklin Flex Cap Growth Securities	62	$9.95	$10.03	$623	0.00%	0.70%	1.80%	0.17%	0.88	%(a)
Franklin Income Securities	1,563	$11.26	$11.34	$17,694	0.56%	0.70%	1.80%	10.93%	11.72	%(a)
Franklin Rising Dividend Securities	324	$10.94	$11.03	$3,568	0.25%	0.70%	1.80%	7.52%	8.28	%(a)
Franklin Small-Mid Cap Growth Sec	91	$9.91	$9.99	$906	0.00%	0.70%	1.80%	-0.38%	0.33	%(a)
Franklin Mutual Shares Securities	1,735	$11.05	$11.14	$19,290	0.24%	0.70%	1.80%	9.04%	9.81	%(a)
Templeton Growth Securities	1,248	$11.41	$11.50	$14,321	0.21%	0.70%	1.80%	10.40%	11.18	%(a)
Templeton Foreign Securities	411	$11.24	$11.32	$4,647	0.33%	0.70%	1.80%	8.32%	9.09	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date May 1, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,845	$11.25	$21.96	$180,757	1.62%	0.70%	1.80%	2.75%	4.00%
Goldman Sachs International Equity	5,029	$10.87	$18.49	$84,818	0.31%	0.70%	1.80%	6.28%	7.57%
Goldman Sachs CORE U.S. Equity	5,606	$10.43	$27.93	$136,893	0.73%	0.70%	1.80%	1.40%	2.63%
Goldman Sachs CORE Small Cap Equity	3,679	$12.02	$29.07	$98,294	0.23%	0.70%	1.80%	-0.51%	0.70%
Goldman Sachs Capital Growth	5,407	$9.38	$21.56	$97,206	0.14%	0.70%	1.80%	1.92%	3.16%
Goldman Sachs Mid Cap Value Fund	1,581	$13.66	$14.44	$22,332	0.85%	0.70%	1.80%	7.23%	8.43%
Calvert Social Small Cap Growth	114	$13.75	$14.68	$1,607	0.00%	0.70%	1.80%	-10.79%	-9.80%
Calvert Social Balanced	485	$11.11	$14.16	$6,705	1.64%	0.70%	1.80%	3.76%	4.91%
MFS Emerging Growth	1,138	$8.44	$13.81	$15,157	0.00%	0.70%	1.80%	3.36%	4.51%
MFS Research	2,055	$9.81	$13.23	$26,485	0.49%	0.70%	1.80%	10.31%	11.54%
MFS Investors Trust	3,051	$9.62	$12.99	$37,976	0.58%	0.70%	1.80%	0.98%	2.10%
MFS Total Return	7,579	$13.88	$17.01	$121,877	2.05%	0.70%	1.80%	3.22%	4.37%
MFS New Discovery	453	$13.64	$18.10	$7,946	0.00%	0.70%	1.80%	14.75%	16.02%
MFS Utility	870	$14.87	$16.51	$14,065	0.59%	0.70%	1.80%	12.26%	13.51%
MFS Investors Growth Stock	1,636	$6.11	$6.50	$10,239	0.36%	0.70%	1.80%	5.87%	7.05%
MFS Emerging Growth SC	54	$8.38	$13.72	$557	0.00%	0.70%	1.80%	3.15%	4.40%
MFS Research SC	33	$9.74	$13.14	$400	0.28%	0.70%	1.80%	9.98%	11.32%
MFS Investors Trust SC	169	$9.56	$12.91	$1,915	0.29%	0.70%	1.80%	0.76%	1.98%
MFS Total Return SC	3,202	$11.25	$16.90	$43,645	1.61%	0.70%	1.80%	2.98%	4.24%
MFS New Discovery SC	71	$11.02	$17.98	$1,067	0.00%	0.70%	1.80%	14.48%	15.87%
MFS Utility SC	224	$14.68	$16.39	$3,410	0.33%	0.70%	1.80%	12.02%	13.38%
MFS Investors Growth Stock SC	262	$6.07	$11.50	$1,752	0.14%	0.70%	1.80%	5.64%	6.93%
Oppenheimer Money Fund	8,753	$1.11	$10.26	$11,330	2.79%	0.70%	1.80%	2.50%	3.64%
Oppenheimer Aggresive Growth	915	$10.20	$15.19	$13,569	0.00%	0.70%	1.80%	0.48%	1.60%
Oppenheimer Capital Appreciation	2,950	$11.19	$16.68	$45,647	0.98%	0.70%	1.80%	4.08%	5.24%
Oppenheimer Main Street Growth & Income	3,960	$9.97	$13.29	$50,482	1.43%	0.70%	1.80%	18.84%	20.16%
Oppenheimer Strategic Bond	4,734	$14.53	$15.05	$70,385	4.76%	0.70%	1.80%	2.24%	3.49%
Oppenheimer Global Securities	1,563	$17.89	$22.88	$33,853	1.03%	0.70%	1.80%	0.99%	2.21%
Oppenheimer High Income	1,042	$12.53	$13.27	$13,574	6.51%	0.70%	1.80%	0.64%	1.87%
Oppenheimer Aggresive Growth SC	62	$10.13	$15.09	$772	0.00%	0.70%	1.80%	0.18%	1.40%
Oppenheimer Capital Appreciation SC	421	$11.12	$16.58	$5,250	0.65%	0.70%	1.80%	3.85%	5.11%
Oppenheimer Main Street Growth & Income SC	338	$9.92	$13.22	$4,078	1.04%	0.70%	1.80%	9.12%	10.45%
Oppenheimer Strategic Bond SC	753	$10.87	$14.94	$10,014	3.59%	0.70%	1.80%	6.00%	7.18%
Oppenheimer Global Securities SC	807	$13.28	$22.76	$13,025	0.55%	0.70%	1.80%	0.83%	1.95%
Oppenheimer High Income SC	391	$10.86	$13.17	$4,770	5.07%	0.70%	1.80%	48.96%	50.61%
Van Eck Worldwide Hard Assets Fund	23	$25.59	$27.79	$628	0.36%	0.70%	1.80%	5.71%	6.99%
Van Eck Worldwide Real Estate Fund	40	$23.40	$24.64	$977	2.24%	0.70%	1.80%	6.21%	7.40%
Van Kampen Emerging Growth	5,458	$4.53	$4.82	$25,464	0.28%	0.70%	1.80%	7.75%	9.06%
Van Kampen Enterprise	4,520	$5.64	$6.00	$26,269	0.78%	0.70%	1.80%	2.07%	3.31%
Van Kampen Comstock	10,226	$15.05	$16.01	$158,754	1.22%	0.70%	1.80%	1.42%	2.66%
Van Kampen Growth & Income	11,743	$13.16	$13.99	$159,286	1.13%	0.70%	1.80%	4.17%	5.43%
Van Kampen Aggressive Growth II	677	$5.13	$12.81	$3,718	0.00%	0.70%	1.80%	5.94%	7.23%
Van Kampen UIF Equity & Income II	5,675	$11.81	$13.42	$73,357	0.66%	0.70%	1.80%	10.80%	12.15%
Van Kampen Government Portfolio II	1,224	$10.22	$10.75	$12,781	2.96%	0.70%	1.80%	4.60%	5.87%
Van Kampen Emerging Growth II	1,043	$4.50	$11.69	$5,658	0.01%	0.70%	1.80%	5.46%	6.74%
Van Kampen Enterprise II	907	$5.60	$11.54	$6,014	0.44%	0.70%	1.80%	11.67%	13.02%
Van Kampen Comstock II	6,119	$11.90	$15.90	$86,783	0.76%	0.70%	1.80%	8.02%	9.22%
Van Kampen Growth and Income II	3,380	$12.40	$13.89	$44,912	0.73%	0.70%	1.80%	1.10%	2.33%
Lord Abbett Growth & Income	15,605	$11.54	$12.15	$185,911	1.02%	0.70%	1.80%	2.36%	3.60%
Lord Abbett Bond Debenture	9,531	$10.66	$13.09	$119,940	5.04%	0.70%	1.80%	2.62%	3.76%
Lord Abbett Mid-Cap Value	10,297	$12.85	$13.86	$139,462	0.48%	0.70%	1.80%	5.11%	6.38%
Lord Abbett Growth Opportunities	862	$11.53	$13.37	$10,994	0.00%	0.70%	1.80%	5.39%	6.56%
Lord Abbett America's Value	3,358	$11.83	$14.19	$44,789	2.72%	0.70%	1.80%	6.97%	8.27%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Fidelity Index 500 Portfolio SC2	56	$11.33	$11.72	$645	0.03%	0.70%	1.80%	2.99%	3.46%
Fidelity Growth Portfolio SC2	10	$10.95	$11.37	$111	0.16%	0.70%	1.80%	3.93%	4.40%
Fidelity Contrafund Portfolio SC2	82	$13.04	$13.44	$1,067	0.03%	0.70%	1.80%	14.90%	15.43%
Fidelity Mid Cap SC2	36	$14.10	$14.72	$530	0.00%	0.70%	1.80%	16.25%	16.78%
Fidelity Equity Income SC2	16	$11.42	$12.12	$188	0.12%	0.70%	1.80%	3.99%	4.47%
Fidelity Investment Grade Bonds SC2	44	$10.21	$10.61	$469	0.68%	0.70%	1.80%	0.37%	0.83%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,969,312	$10.95	$21.40	$191,044	1.52%	0.70%	1.80%	10.95%	17.97%
Goldman Sachs International Equity	5,333,548	$9.67	$16.47	$83,664	1.12%	0.70%	1.80%	11.44%	18.76%
Goldman Sachs CORE U.S. Equity	6,488,195	$9.90	$26.55	$158,544	1.05%	0.70%	1.80%	11.78%	14.14%
Goldman Sachs CORE Small Cap Equity	4,088,598	$11.52	$27.75	$108,510	0.18%	0.70%	1.80%	14.33%	20.22%
Goldman Sachs Capital Growth	6,355,696	$9.21	$21.21	$118,720	0.67%	0.70%	1.80%	7.13%	9.06%
Goldman Sachs Mid Cap Value Fund	5,333,548	$9.67	$12.88	$6,359	1.39%	0.70%	1.80%	16.21%	25.01%
Calvert Social Small Cap Growth	135,471	$15.41	$16.27	$2,132	0.00%	0.70%	1.80%	8.47%	9.68%
Calvert Social Balanced	639,336	$10.63	$13.57	$8,509	1.57%	0.70%	1.80%	6.31%	7.50%
MFS Emerging Growth	1,515,433	$7.81	$12.81	$18,826	0.00%	0.70%	1.80%	10.93%	12.17%
MFS Research	2,716,649	$9.20	$12.43	$32,982	1.10%	0.70%	1.80%	13.77%	15.04%
MFS Investors Trust	4,113,087	$9.06	$12.26	$48,456	0.65%	0.70%	1.80%	9.35%	10.58%
MFS Total Return	8,481,115	$13.64	$16.75	$134,700	1.68%	0.70%	1.80%	9.32%	10.54%
MFS New Discovery	600,731	$13.10	$17.41	$10,159	0.00%	0.70%	1.80%	4.60%	5.77%
MFS Utility	923,945	$12.86	$14.31	$12,983	1.45%	0.70%	1.80%	27.86%	29.29%
MFS Investors Growth Stock	2,012,790	$5.96	$6.27	$12,222	0.00%	0.70%	1.80%	7.22%	8.42%
MFS Emerging Growth SC	34,414	$7.78	$12.76	$324	0.00%	0.70%	1.80%	10.69%	17.09%
MFS Research SC	22,614	$9.16	$12.37	$251	0.75%	0.70%	1.80%	13.49%	14.76%
MFS Investors Trust SC	120,596	$9.03	$12.21	$1,292	0.39%	0.70%	1.80%	9.13%	12.92%
MFS Total Return SC	1,593,206	$11.08	$16.68	$22,842	1.24%	0.70%	1.80%	7.89%	11.17%
MFS New Discovery SC	43,187	$10.67	$17.33	$729	0.00%	0.70%	1.80%	4.30%	19.85%
MFS Utility SC	69,604	$12.72	$14.24	$946	1.00%	0.70%	1.80%	19.50%	28.94%
MFS Investors Growth Stock SC	213,309	$5.93	$11.15	$1,304	0.00%	0.70%	1.80%	7.03%	11.77%
Oppenheimer Money Fund	9,243,820	$1.10	$10.03	$11,781	0.99%	0.70%	1.80%	-0.83%	0.35%
Oppenheimer Aggresive Growth	1,188,197	$9.18	$13.69	$15,967	0.00%	0.70%	1.80%	17.62%	18.94%
Oppenheimer Capital Appreciation	3,719,140	$10.76	$16.07	$55,737	0.33%	0.70%	1.80%	5.01%	6.19%
Oppenheimer Main Street Growth & Income	5,086,654	$9.51	$12.70	$62,166	0.88%	0.70%	1.80%	7.49%	8.69%
Oppenheimer Strategic Bond	5,859,728	$14.41	$14.80	$86,023	5.39%	0.70%	1.80%	6.72%	7.91%
Oppenheimer Global Securities	1,590,032	$15.82	$20.27	$30,697	1.29%	0.70%	1.80%	17.02%	18.33%
Oppenheimer High Income	1,257,416	$12.38	$13.13	$16,229	6.50%	0.70%	1.80%	7.01%	8.20%
Oppenheimer Aggresive Growth SC	22,664	$9.15	$13.64	$275	0.00%	0.70%	1.80%	14.12%	18.60%
Oppenheimer Capital Appreciation SC	276,782	$10.72	$16.01	$3,470	0.17%	0.70%	1.80%	4.70%	8.80%
Oppenheimer Main Street Growth & Income SC	234,343	$9.49	$12.66	$2,782	0.54%	0.70%	1.80%	7.18%	9.74%
Oppenheimer Strategic Bond SC	397,326	$10.79	$14.71	$5,631	3.97%	0.70%	1.80%	5.76%	9.10%
Oppenheimer Global Securities SC	233,440	$11.76	$20.21	$3,768	0.63%	0.70%	1.80%	16.74%	20.47%
Oppenheimer High IncomeSC	244,111	$10.78	$13.07	$3,062	4.51%	0.70%	1.80%	4.55%	8.13%
Van Eck Worldwide Hard Assets Fund	29,620	$17.06	$18.55	$541	0.40%	0.70%	1.80%	21.75%	23.11%
Van Eck Worldwide Real Estate Fund	50,024	$19.55	$20.62	$1,015	1.83%	0.70%	1.80%	33.76%	35.26%
Van Kampen Emerging Growth	6,973,458	$4.27	$4.49	$30,529	0.00%	0.70%	1.80%	5.11%	6.29%
Van Kampen Enterprise	5,963,389	$5.31	$5.58	$32,442	0.40%	0.70%	1.80%	2.18%	3.32%
Van Kampen Comstock	11,156,320	$14.69	$15.45	$168,006	1.01%	0.70%	1.80%	15.64%	16.93%
Van Kampen Growth & Income	13,206,943	$11.42	$12.81	$164,870	0.99%	0.70%	1.80%	12.32%	13.58%
Van Kampen Aggressive Growth II	709,136	$4.70	$11.64	$3,466	0.00%	0.70%	1.80%	12.78%	15.76%
Van Kampen UIF Equity & Income II	3,382,269	$11.11	$12.58	$41,705	0.00%	0.70%	1.80%	9.43%	11.46%
Van Kampen Government Portfolio II	743,075	$10.08	$10.47	$7,576	3.37%	0.70%	1.80%	1.16%	4.69%
Van Kampen Emerging Growth II	947,284	$4.26	$10.92	$4,579	0.00%	0.70%	1.80%	4.86%	12.20%
Van Kampen Enterprise II	771,800	$5.29	$10.76	$4,524	0.10%	0.70%	1.80%	1.93%	10.53%
Van Kampen Comstock II	3,083,469	$11.55	$15.38	$44,451	0.48%	0.70%	1.80%	12.46%	16.61%
Van Kampen Growth and Income II	2,179,167	$11.42	$12.75	$26,960	0.49%	0.70%	1.80%	12.07%	14.51%
Lord Abbett Growth & Income	13,991,323	$11.30	$11.85	$163,587	0.99%	0.70%	1.80%	10.63%	13.32%
Lord Abbett Bond Debenture	8,430,254	$10.70	$13.01	$107,244	5.75%	0.70%	1.80%	5.55%	8.74%
Lord Abbett Mid-Cap Value	8,487,933	$12.00	$12.90	$107,931	0.35%	0.70%	1.80%	16.33%	23.18%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett Growth Opportunities	603,105	$11.21	$12.87	$7,549	0.00%	0.70%	1.80%	9.23%	16.59%
Lord Abbett America's Value	1,596,671	$11.52	$13.77	$21,278	3.19%	0.70%	1.80%	11.43%	26.07%
Fidelity Index 500 Portfolio SC2	211	$10.97	$11.38	$2	0.00%	0.70%	1.80%	8.69%	10.50	%(a)
Fidelity Growth Portfolio SC2	2,737	$10.54	$10.92	$29	0.00%	0.70%	1.80%	1.58%	9.15	%(a)
Fidelity Contrafund Portfolio SC2	5,259	$11.31	$11.70	$60	0.00%	0.70%	1.80%	13.14%	13.43	%(a)
Fidelity Mid Cap SC2	425	$12.10	$12.61	$5	0.00%	0.70%	1.80%	20.98%	26.07	%(a)
Fidelity Equity Income SC2	454	$10.96	$11.65	$5	0.00%	0.70%	1.80%	9.56%	11.74	%(a)
Fidelity Investment Grade Bonds SC2	3,628	$10.15	$10.52	$38	0.00%	0.70%	1.80%	1.50%	5.19	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date September 1, 2004

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
PIC Global Income	0	$12.09	$16.73	$0	6.63%	0.70%	1.80%	1.24%	2.37%
Goldman Sachs Growth & Income	10,294	$9.32	$18.24	$175,645	3.50%	0.70%	1.80%	22.65%	24.02%
Goldman Sachs International Equity	5,804	$8.61	$14.70	$83,232	5.29%	0.70%	1.80%	32.57%	34.05%
Goldman Sachs CORE US Equity	7,544	$8.71	$23.39	$166,281	1.51%	0.70%	1.80%	28.10%	29.53%
Goldman Sachs Small Cap Value	4,481	$10.07	$24.14	$105,882	1.38%	0.70%	1.80%	39.13%	40.68%
Goldman Sachs Capital Growth	7,126	$8.54	$19.69	$128,404	1.07%	0.70%	1.80%	22.37%	23.73%
Goldman Sachs Mid-Cap Value	3	$10.30	$10.31	$28	0.00%	0.70%	1.80%	1.24%	1.27	%(b)
Calvert Social Small Cap Growth	160	$14.21	$14.84	$2,317	1.45%	0.70%	1.80%	37.07%	38.60%
Calvert Social Balanced	751	$9.93	$12.69	$9,379	1.83%	0.70%	1.80%	17.18%	18.49%
MFS Emerging Growth	1,912	$6.99	$11.48	$21,428	0.00%	0.70%	1.80%	27.89%	29.32%
MFS Research	3,317	$8.03	$10.86	$35,339	0.68%	0.70%	1.80%	22.47%	23.83%
MFS Investors Trust	5,032	$8.23	$11.15	$54,084	0.68%	0.70%	1.80%	19.95%	21.29%
MFS Total Return	9,137	$12.39	$15.24	$132,202	1.67%	0.70%	1.80%	14.23%	15.51%
MFS New Discovery	753	$12.44	$16.55	$12,096	0.00%	0.70%	1.80%	31.32%	32.78%
MFS Utilities	938	$9.99	$11.13	$10,270	2.27%	0.70%	1.80%	33.45%	34.95%
MFS Investors Growth Stock	2,347	$5.55	$5.78	$13,232	0.00%	0.70%	1.80%	20.81%	22.16%
MFS Emerging Growth SC	11	$6.98	$11.46	$107	0.00%	0.70%	1.80%	11.96%	12.69	%(a)
MFS Research SS	9	$8.01	$10.81	$90	0.00%	0.70%	1.80%	11.26%	11.97	%(a)
MFS Investors Trust SC	54	$8.22	$11.13	$566	0.00%	0.70%	1.80%	10.89%	11.61	%(a)
MFS Total Return SC	466	$10.32	$15.21	$6,392	0.00%	0.70%	1.80%	6.93%	7.62	%(a)
MFS New Discovery SC	19	$10.22	$16.53	$318	0.00%	0.70%	1.80%	18.87%	19.64	%(a)
MFS Utilities SC	15	$9.97	$11.11	$157	0.00%	0.70%	1.80%	12.66%	13.38	%(a)
MFS Investors Growth Stock SC	105	$5.54	$10.33	$587	0.00%	0.70%	1.80%	8.31%	9.01	%(a)
Oppenheimer Money Fund	10,870	$1.10	$10.00	$13,878	0.79%	0.70%	1.80%	-1.02%	0.09%
Oppenheimer Aggressive Growth	1,423	$7.75	$11.58	$16,177	0.00%	0.70%	1.80%	23.34%	24.71%
Oppenheimer Capital Appreciation	4,340	$10.17	$15.22	$61,858	0.38%	0.70%	1.80%	28.59%	30.03%
Oppenheimer Main Street	6,053	$8.79	$11.75	$68,569	0.98%	0.70%	1.80%	24.44%	25.83%
Oppenheimer Strategic Bond	7,251	$13.50	$13.79	$99,303	6.01%	0.70%	1.80%	15.95%	17.25%
Oppenheimer Global Securities	1,738	$13.43	$17.22	$28,566	0.76%	0.70%	1.80%	40.45%	42.02%
Oppenheimer High Income	1,371	$11.49	$12.20	$16,457	6.16%	0.70%	1.80%	21.73%	23.09%
Oppenheimer Aggressive Growth SC	6	$7.75	$11.57	$70	0.00%	0.70%	1.80%	11.60%	12.32	%(a)
Oppenheimer Capital Appreciation SC	86	$10.17	$15.21	$1,057	0.00%	0.70%	1.80%	15.36%	16.11	%(a)
Oppenheimer Main Street	95	$8.79	$11.75	$1,049	0.00%	0.70%	1.80%	13.73%	14.46	%(a)
Oppenheimer Strategic Bond SC	150	$10.13	$13.74	$2,035	0.00%	0.70%	1.80%	6.43%	7.11	%(a)
Oppenheimer Global Securities SC	30	$10.51	$17.22	$463	0.00%	0.70%	1.80%	28.38%	29.21	%(a)
Oppenheimer High Income SC	71	$10.13	$12.17	$846	0.00%	0.70%	1.80%	9.56%	10.26	%(a)
Van Eck Hard Asset	33	$13.91	$15.16	$492	0.50%	0.70%	1.80%	42.47%	44.06%
Van Eck Real Estate	77	$14.51	$15.33	$1,169	2.19%	0.70%	1.80%	32.08%	33.56%
Van Kampen Emerging Growth	8,194	$4.06	$4.23	$33,926	0.00%	0.70%	1.80%	25.06%	26.45%
Van Kampen Enterprise	6,958	$5.20	$5.41	$36,836	0.49%	0.70%	1.80%	23.62%	25.00%
Van Kampen Comstock	11,263	$12.70	$13.21	$145,841	0.95%	0.70%	1.80%	28.64%	30.08%
Van Kampen Growth and Income	13,897	$10.84	$11.28	$153,568	0.89%	0.70%	1.80%	25.73%	27.13%
Van Kampen Aggressive Growth	702	$4.17	$10.23	$2,970	0.00%	0.70%	1.80%	36.20%	37.72%
Van Kampen UIF Equity & Income II	1,078	$10.38	$11.36	$12,215	1.16%	0.70%	1.80%	9.86%	10.56	%(a)
Van Kampen Government Portfolio II	368	$9.87	$10.01	$3,650	0.00%	0.70%	1.80%	-1.87%	-1.23	%(a)
Van Kampen Emerging Growth II	367	$4.06	$10.25	$1,530	0.00%	0.70%	1.80%	11.28%	12.00	%(a)
Van Kampen Enterprise II	310	$5.19	$10.36	$1,649	0.00%	0.70%	1.80%	13.10%	13.82	%(a)
Van Kampen Comstock II	703	$10.53	$13.19	$9,138	0.00%	0.70%	1.80%	15.24%	15.98	%(a)
Van Kampen Growth & Income II	612	$10.53	$11.25	$6,771	0.00%	0.70%	1.80%	14.96%	15.70	%(a)
Lord Abbett Growth & Income	10,017	$10.40	$10.60	$105,248	0.96%	0.70%	1.80%	28.66%	30.10%
Lord Abbett Bond Debenture	6,553	$10.09	$12.15	$78,975	6.06%	0.70%	1.80%	15.89%	17.18%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett Mid-Cap Value	5,998	$10.27	$10.47	$62,268	0.76%	0.70%	1.80%	22.51%	23.88%
Lord Abbett Growth Opportunities	176	$10.25	$11.65	$2,049	0.00%	0.70%	1.80%	14.13%	14.87	%(a)
Lord Abbett America's Value	273	$10.43	$11.91	$3,237	3.22%	0.70%	1.80%	15.88%	16.63	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date June 2, 2003

(b)
Start date December 19, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

        The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%

Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals of exceeds $50,000.	$30 - $35

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis or a "Net Amount at Risk" basis.	0.10% - 0.85% on benefit base $0.25034 per $1000 - $18.93618 per $1000 on net amount at risk

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

6.    RELATED PARTY TRANSACTIONS

        Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

        Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 62,000 at December 31, 2007.

(This page has been left blank intentionally.)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owners of
Protective Life Insurance Company:

        In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        As discussed in Note 2 to the Consolidated Financial Statements, effective January 1, 2007, the Company changed its methods of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts, uncertainty in income taxes, certain hybrid financial instruments and servicing of financial assets.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 28, 2008

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,723,208	$2,316,594	$1,944,796
Reinsurance ceded	(1,585,399)	(1,362,722)	(1,208,864)

Net of reinsurance ceded	1,137,809	953,872	735,932
Net investment income	1,613,803	1,352,432	1,127,920
Realized investment gains (losses):
Derivative financial instruments	(274)	(21,555)	(31,819)
All other investments	4,804	101,864	37,934
Other income	85,759	96,944	67,066

Total revenue	2,841,901	2,483,557	1,937,033

Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2007 — $1,540,744; 2006 — $1,199,073; 2005 — $1,008,670)	1,880,017	1,632,617	1,253,348
Amortization of deferred policy acquisition costs and value of business acquired	269,639	207,783	197,653
Other operating expenses, net of reinsurance ceded: (2007 — $265,623; 2006 — $244,060; 2005 — $164,932)	296,289	223,409	124,817

Total benefits and expenses	2,445,945	2,063,809	1,575,818

Income before income tax	395,956	419,748	361,215

Income tax expense
Current	(47,305)	19,268	19,035
Deferred	190,828	135,597	106,524

Total income tax expense	143,523	154,865	125,559

Net income	$252,433	$264,883	$235,656

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2007	2006
	(Dollars In Thousands)
Assets
Investments:
Fixed maturities, at market (amortized cost: 2007 — $23,002,701; 2006 — $20,755,718)	$22,943,110	$20,923,891
Equity securities, at market (cost: 2007 — $59,588; 2006 — $73,237)	64,226	80,108
Mortgage loans	3,275,678	3,880,028
Investment real estate, net of accumulated depreciation (2007 — $283; 2006 — $5,482)	8,026	37,928
Policy loans	818,280	839,502
Other long-term investments	186,299	306,012
Short-term investments	1,218,116	1,366,467

Total investments	28,513,735	27,433,936
Cash	106,507	37,419
Accrued investment income	274,825	274,574
Accounts and premiums receivable, net of allowance for uncollectible amounts (2007 — $3,552; 2006 — $3,386)	77,997	163,352
Reinsurance receivable	5,033,748	4,596,816
Deferred policy acquisition costs and value of businesses acquired	3,339,748	3,147,806
Goodwill	92,579	75,530
Property and equipment, net of accumulated depreciation (2007 — $109,307; 2006 — $106,333)	40,754	38,640
Other assets	262,880	205,054
Income tax receivable	140,901	126,738
Assets related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total Assets	$41,145,082	$39,157,857

Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$16,249,417	$15,113,277
Unearned premiums	1,127,986	859,174

Total policy liabilities and accruals	17,377,403	15,972,451
Stable value product account balances	5,046,463	5,513,464
Annuity account balances	8,708,383	8,958,089
Other policyholders' funds	307,140	328,136
Other liabilities	1,136,086	1,246,981
Deferred income taxes	511,402	381,851
Non-recourse funding obligations	1,375,000	425,000
Liabilities related to variable interest entities	—	20,395
Liabilities related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total liabilities	37,723,285	35,904,359

Commitments and contingent liabilities — Note 11
Shareowners' equity
Preferred Stock, $1 par value
Shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value
Shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in-capital	1,120,996	1,114,269
Note receivable from PLC Employee Stock Ownership Plan	(1,445)	(1,995)
Retained earnings	2,354,721	2,100,404
Accumulated other comprehensive income
Net unrealized gains (losses) on investments, net of income tax: (2007 — $(25,192); 2006 — $22,811)	(45,255)	41,772
Accumulated gain (loss) — hedging, net of income tax: (2007 — $(6,779); 2006 — $(3,299))	(12,222)	(5,954)

Total shareowners' equity	3,421,797	3,253,498

Total liabilities and shareowners' equity	$41,145,082	$39,157,857

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY

	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Hedging	Total Share Owners' Equity
	(Dollars In Thousands)
Balance, December 31, 2004	$2	$5,000	$932,805	$(2,983)	$1,653,954	$287,670	$8,616	$2,885,064

Net income for 2005					235,657			235,657
Change in net unrealized gains/losses on investments, (net of income tax — $(84,575))						(159,318)		(159,318)
Reclassification adjustment for amounts included in net income, (net of income tax — $12,529)						(23,599)		(23,599)
Change in accumulated gain (loss) hedging, (net of income tax — $4,246)							(7,886)	(7,886)

								44,854

Decrease in note receivable from PLC ESOP				476				476

Balance, December 31, 2005	2	5,000	932,805	(2,507)	1,889,611	104,753	730	2,930,394

Net income for 2006					264,883			264,883
Change in net unrealized gains/losses on investments, (net of income tax — $(4,974))						(8,954)		(8,954)
Reclassification adjustment for amounts included in net income, (net of income tax — $(30,010))						(54,027)		(54,027)
Change in accumulated gain (loss) hedging, (net of income tax — $(3,692))							(6,684)	(6,684)

Comprehensive income for 2006								195,218

Capital contributions			181,464					181,464
Non-cash dividends					(54,090)			(54,090)
Decrease in note receivable from PLC ESOP				512				512

Balance, December 31, 2006	2	5,000	1,114,269	(1,995)	2,100,404	41,772	(5,954)	$3,253,498

Net income for 2007					252,433			252,433
Change in net unrealized gains/losses on investments, (net of income tax — $(46,909))						(84,268)		(84,268)
Reclassification adjustment for amounts included in net income, (net of income tax — $(1,536))						(2,759)		(2,759)
Change in accumulated gain (loss) hedging, (net of income tax — $(2,650))							(4,778)	(4,778)
Reclassification adjustment for amounts for hedging amounts included in net income (net of income tax — $(828))							(1,490)	(1,490)

Comprehensive income for 2007								159,138

Capital contributions			6,727					6,727
Cumulative effect adjustments (FIN48 and FAS155)					1,884			1,884
Decrease in note receivable from PLC ESOP				550				550

Balance, December 31, 2007	$2	$5,000	$1,120,996	$(1,445)	$2,354,721	$(45,255)	$(12,222)	$3,421,797

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$252,433	$264,883	$235,656
Adjustment to reconcile net income to net cash provided by operating activities:
Realized investment gains	(4,530)	(80,309)	(6,115)
Amortization of deferred policy acquisition costs and value of businesses acquired	269,639	207,783	197,652
Capitalization of deferred policy acquisition costs	(411,987)	(325,001)	(467,610)
Depreciation expense	10,608	12,680	14,605
Deferred income taxes	183,271	107,233	106,880
Accrued income taxes	(14,238)	(48,832)	(104,723)
Interest credited to universal life and investment products	1,010,944	891,627	726,301
Policy fees assessed on universal life and investment products	(570,420)	(507,391)	(421,447)
Change in reinsurance receivables	(436,932)	(509,943)	(288,145)
Change in accrued investment income and other receivables	85,104	(86,782)	(18,500)
Change in policy liabilities and other policyholders' funds of traditional life and health products	453,376	593,362	489,104
Trading securities:
Maturities and principal reductions of investments	370,042	184,814	—
Sale of investments	1,816,728	2,460,031	—
Cost of investments acquired	(2,244,453)	(2,415,924)	—
Other net change in trading securities	239,731	(309,255)	—
Change in other liabilities	14,985	111,355	(225)
Other, net	(148,422)	(70,112)	(6,127)

Net cash provided by operating activities	875,879	480,219	457,306

Cash flows from investing activities
Investments available for sale:
Maturities and principal reductions of investments:
Fixed maturities	1,372,856	1,176,065	1,777,082
Equity securities	—	100	377
Sale of investments:
Fixed maturities	2,202,617	5,017,210	4,342,484
Equity securities	61,603	5,007	5,302
Cost of investments acquired:
Fixed maturities	(4,629,088)	(5,777,805)	(7,508,400)
Equity securities	(44,189)	(3,868)	(57,435)
Mortgage loans:
New borrowings	(900,739)	(1,055,998)	(745,797)
Repayments	484,513	452,697	448,515
Change in investment real estate, net	34,809	56,422	32,410
Change in policy loans, net	21,222	(69)	23,955
Change in other long-term investments, net	(34,200)	14,060	(13,008)
Change in short-term investments, net	(121,641)	31,055	95,064
Purchase of property and equipment	(12,752)	(7,500)	(10,016)
Payments for business acquisitions, net of cash acquired of $394,366 (2006)	—	(539,218)	—

Net cash used in investing activities	(1,564,989)	(631,842)	(1,609,467)

Cash flows from financing activities
Principal payments on line of credit arrangements and debt	—	—	(2,202)
Payments on liabilities related to variable interest entities	(20,395)	(22,209)	(17,986)
Net proceeds from securities sold under repurchase agreements	(16,949)	16,949	—
Issuance of non-recourse funding obligations	950,000	300,000	125,000
Capital contributions	6,727	160,000	—
Investment product and universal life deposits	3,429,793	2,419,734	2,943,455
Investment product and universal life withdrawals	(3,555,442)	(2,640,427)	(2,025,876)
Other financing activities, net	(35,536)	(97,091)	71,400

Net cash provided by financing activities	758,198	136,956	1,093,791

Change in cash	69,088	(14,667)	(58,370)

Cash at beginning of year	37,419	52,086	110,456

Cash at end of year	$106,507	$37,419	$52,086

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BUSINESS

  Nature of Operations

        Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange (symbol: PL). The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

  Entities Included

        The consolidated financial statements include the accounts of Protective Life Insurance Company and its wholly owned subsidiaries. The Company's financial statements also include the accounts of certain variable interest entities in which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 17, Statutory Reporting Practices and Other Regulatory Matters).

  Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investments fair values and impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

  Investments

        Investments are reported on the following bases:

  •
  Fixed maturities consist of bonds and redeemable preferred stocks, and are carried at fair value on the Consolidated Balance Sheets. Fair values are determined using current market values

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

    when available. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) are carried at fair value.

  •
  Mortgage loans are carried at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

  •
  Investment real estate is carried at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans are carried at unpaid balances.

  •
  Other long-term investments are carried at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments are carried at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value. Substantially all short-term investments have maturities of three months or less at the time of acquisition.

        Estimated market values were derived from the durations of our fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company's fixed maturities and mortgage loans are to changes in interest rates, actual market results may differ from these estimates.

        The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by U.S. GAAP, investments deemed as "available for sale" are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to DAC and VOBA, net of income tax, reported as a component of shareowners' equity. Furthermore, investments deemed as trading securities are recorded at their market values with any resulting unrealized gains and losses reported in net investment income as they occur.

        Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other than temporary are recognized in realized gains (losses). See Note 4, Investment Operations for further discussion of our policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

  Cash

        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of our cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and totaled $89.8 million and $10.4 million as of December 31, 2007 and December 31, 2006, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

  Deferred Policy Acquisition Costs

        The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

        Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 2.7% to 12.6%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

  Value of Business Acquired

        In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for SFAS No. 60, Accounting and Reporting by Insurance Enterprises products and in proportion to expected gross profits ("EGPs") for SFAS No. 97 products, including accrued interest credited to account balances of up to approximately 11%.

  Goodwill

        Goodwill is not amortized but is tested for impairment at least annually. The Company evaluates the carrying value of goodwill during the fourth quarter of each year and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. At October 31, 2007 and 2006, the Company evaluated goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with SFAS No. 142, Goodwill and Other Intangible Assets.

  Property and Equipment

        Property and equipment are reported at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following at December 31:

	2007	2006
	(Dollars In Thousands)
Home office building	$56,108	$54,002
Data processing equipment	45,321	42,562
Other, principally furniture and equipment	48,632	48,409

	150,061	144,973
Accumulated depreciation	(109,307)	(106,333)

	$40,754	$38,640

  Separate Accounts

        The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying Consolidated Statements of Income.

  Stable Value Product Account Balances

        The Company markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through the Company's registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements the Company has issued. At December 31, 2007 and 2006, the Company had $3.7 billion and $4.0 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of three to ten years. At December 31, 2007, future maturities of stable value products, excluding interest, were $1.4 billion in 2008, $1.5 billion in 2009-2010, $1.1 billion in 2011-2012, and $1.0 billion after 2012.

  Derivative Financial Instruments

        The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. These strategies are developed through the asset/liability committee's analysis of data from financial simulation models and other internal and industry sources and are then incorporated into our risk management program.

        Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with our overall asset/liability management programs and strategies.

        Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires us to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI"). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts and related cash flows. The Company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in "other long-term investments" and "other liabilities". The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments".

        Cash-Flow Hedges

  •
  In 2002, the Company entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. During 2007, the Company exited from this swap. Under the terms of the swap, the Company paid a fixed U.S.-dollar-denominated rate and received a fixed foreign-currency-denominated rate.

  •
  During 2004 and 2005, in connection with the issuance of inflation adjusted funding agreements, the Company entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company paid a fixed rate on the swap and received a floating rate equal to the CPI change paid on the funding agreements.

  •
  During 2006, the Company entered into swaps to convert CMT (Constant Maturity Treasury) based floating rate interest payments on funding agreements to fixed rate interest payments.

  •
  During 2006 and 2007, the Company entered into interest rate swaps to convert LIBOR based floating rate interest payments on funding agreements to fixed rate interest payments.

        The Company designated these swaps as cash flow hedges and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2007, 2006, and 2005, the amount of hedge ineffectiveness reported in income was a $4.2 million gain, $0.6 million gain, and a $0.2 million gain, respectively. Additionally, as of December 31, 2007 and 2006, the Company reported an after-tax decrease to accumulated other comprehensive income of $6.3 million and $6.7 million, respectively, related to our cash flow hedges. During 2008, the Company expects to reclassify $2.4 million out of accumulated other comprehensive income into earnings.

        Other Derivatives.    The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been designated by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

  •
  The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate the Company's exposure to changes in currency rates. For 2007, 2006, and 2005, the Company recorded a pre-tax gain of $3.5 million, a pre-tax gain of $3.4 million, and a pre-tax loss of $33.3 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $3.5 million pre-tax loss, a $3.4 million pre-tax loss, and a $33.4 million pre-tax gain, respectively, during 2007, 2006, and 2005 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  •
  The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with our mortgage loan commitments. During 2007, 2006, and 2005, the Company recognized a pre-tax loss of $3.7 million, a pre-tax gain of $26.7 million, and a pre-tax loss of $10.3 million, respectively, as a result of changes in value of these futures positions.

  •
  The Company uses other interest rate swaps, options, and swaptions to manage the interest rate risk in the Company's mortgage-backed security portfolio. For 2007, 2006, and 2005, the Company recognized a pre-tax loss of $10.5 million, a pre-tax loss of $1.6 million, and a pre-tax loss of $14.0 million, respectively, for the change in fair value of these derivatives.

  •
  During 2005, the Company exited from asset swap arrangements that would, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2005, the Company recognized a $0.6 million gain for the change in the asset swaps' fair value and recognized a $0.3 million gain to separately record the embedded equity options at fair value.

  •
  The Company is involved in various modified coinsurance and funds withheld arrangements which, in accordance with DIG B36, contain embedded derivatives that must report changes in fair value through current period earnings. The change in fair value of these derivatives resulted in the recognition of a $10.7 million pre-tax gain, $44.5 million pre-tax loss and a $1.0 million pre-tax loss in 2007, 2006, and 2005, respectively. The gain during 2007 on these embedded derivatives was the result of spread widening, partially offset by lower interest rates. The loss during 2006 was primarily the result of decreasing interest rates during the second half of 2006. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes offset the gains or losses on these embedded derivatives.

  •
  During 2005, the Company began marketing equity indexed annuities. Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140 and elected the fair value option for valuing the reserve liabilities associated with the Company's EIA product. Under SFAS No. 155, the entire reserve liability is valued using fair value, whereas prior to the adoption of SFAS No. 155, the embedded derivative was bifurcated and valued under SFAS No. 133 guidance and the annuity host contract was valued under SFAS No. 97. Prior to 2007, under SFAS No. 133, the equity market component, where interest credited to the contracts was linked to the performance of the S&P 500® index, was considered an embedded derivative. The change in fair value of the embedded derivative resulted in a $5.7 million pre-tax loss and a $0.6 million pre-tax loss in 2006 and 2005, respectively. The Company utilized S&P 500® options to mitigate the risk associated with equity indexed annuity contracts. The Company recognized a $0.5 million pre-tax gain, $2.9 million pre-tax gain, and a $0.2 million pre-tax gain on its S&P 500® options in 2007, 2006, and 2005, respectively.

  •
  During 2007, the Company began marketing certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. Under SFAS No. 133, the GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The change in fair value of the embedded derivative resulted in a $0.5 million pre-tax loss in 2007.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Policyholder Liabilities, Revenues, and Benefits Expense

  Traditional Life, Health, and Credit Insurance Products

        Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

        Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2007 range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

        Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Balance beginning of year	$167,757	$134,104	$135,015
Less: reinsurance	59,654	61,655	66,788

Net balance beginning of year	108,103	72,449	68,227

Incurred related to:
Current year	447,752	395,873	258,138
Prior year	(13,619)	(9,685)	(2,247)

Total incurred	434,133	386,188	255,891

Paid related to:
Current year	360,308	304,177	208,832
Prior year	57,270	55,349	42,837

Total paid	417,578	359,526	251,669

Other changes:
Acquisition and reserve transfers	—	8,992	—

Net balance end of year	124,658	108,103	72,449
Plus reinsurance	113,011	59,654	61,655

Balance end of year	$237,669	$167,757	$134,104

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  Universal Life and Investment Products

        Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 2.25% to 7.25% in 2007.

        The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

        Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140, related to its equity indexed annuity product. SFAS No. 155 requires that the Company record the liability related to this block of business at fair value at each balance sheet date, with changes in the fair value recorded through earnings. Changes in this liability may be significantly affected by interest rate fluctuations.

        The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on our variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase our GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB liability, as of December 31, 2007, was subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2007, our net GMDB liability held was $0.6 million.

        The Company also establishes liabilities for GMWBs on its variable annuity products. The GMWB liability is valued in accordance with SFAS No. 133 which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions, primarily about mortality and lapses, equity market and interest returns, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses.

  Property and Casualty Insurance Products

        Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to us as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

        The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance:

        Reinsurance Accounting Methodology — The Company accounts for reinsurance under the provisions of SFAS No. 113. The methodology for accounting for the impact of reinsurance on the Company's life insurance and annuity products is determined by whether the specific products are subject to SFAS No. 60 or SFAS No. 97.

        The Company's traditional life insurance products are subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of deferred policy acquisition costs or value of business acquired ("VOBA"). Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

        The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements also reflect the requirements of that pronouncement. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

        The Company's universal life, variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to SFAS No. 97 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums and policy fees on SFAS No. 97 products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits according to SFAS No. 97. Unlike with SFAS No. 60 products, assumptions for SFAS No. 97 regarding mortality, lapses and interest are continuously reviewed and may be periodically changed. These changes will result in "unlocking" which change the balance in the ceded deferred amortization cost and can affect the amortization of deferred acquisition cost and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions for SFAS No. 97 products are based on the best current estimate of expected mortality, lapses and interest spread. The Company complies with AICPA Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which impacts the timing of direct and ceded earnings on certain blocks of the Company's SFAS No. 97 business.

        Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

        The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with U.S. GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

        Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). The Company determines ultimate allowances as the final amount to be paid over the life of a contract after higher acquisition related expenses (whether first year or renewal) are completed. Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

        Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on SFAS No. 60 policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact SFAS No. 60 amortization patterns. DAC and VOBA on SFAS No. 97 products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact SFAS No. 97 amortization patterns.

        Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with U.S. GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

        The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

        Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

          Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

          Benefits and settlement expenses include incurred claim amounts ceded and changes in policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

          Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

          Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

        The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

New Accounting Pronouncements

        Statement of Position 05-1.    Effective January 1, 2007, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written off. The Company recorded no cumulative effect adjustment related to this adoption and does not expect it to have a material impact on its ongoing financial position or results of operations.

        SFAS No. 155 — Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140.    Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140. SFAS No. 155 (1) permits fair value remeasurement for certain hybrid financial instruments that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest only ("IO") strips and principal only ("PO") strips are not subject to the requirements of SFAS No. 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (as amended), to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of SFAS No. 155 resulted in a positive cumulative effect adjustment to opening retained earnings of approximately $2.0 million ($1.3 million net of taxes), related to the Company's equity indexed annuity product line.

        SFAS No. 156 — Accounting for Servicing of Financial Assets — an amendment of FASB Statement No. 140.    In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets — an amendment of FASB Statement 140. SFAS No. 156 amends SFAS No. 140, with respect to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the accounting for separately recognized servicing assets and servicing liabilities. SFAS No. 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. Additionally, SFAS No. 156 permits the choice of the amortization method or the fair value measurement method, with changes in fair value recorded in income, for the subsequent measurement for each class of separately recognized servicing assets and servicing liabilities. The statement is effective for fiscal years beginning after September 15, 2006, and therefore the Company adopted the standard effective January 1, 2007. This standard did not have a material impact on the Company's financial position or results of operations.

        FASB Interpretation No. 48.    Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order for us to recognize a benefit in our financial statements from a given tax position, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. In making this analysis, the Company must assume that the taxing authority is fully informed of all of the facts regarding this issue. As a result of the implementation of FIN 48, the Company recognized a $0.6 million decrease in the liability for unrecognized income tax benefits, which was accounted for as an increase to the January 1, 2007 retained earnings balance. For additional information regarding FIN 48 and the effects on the Company's financial statements, see Note 14, Income Taxes.

        SFAS No. 157 — Fair Value Measurements.    In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. The standard will be effective for us beginning January 1, 2008. Relative to SFAS No. 157, the FASB proposed FASB Staff Positions (FSP) 157-a, 157-b, and 157-c. FSP 157-a amends SFAS No. 157 to exclude Financial Accounting Standards No. 13, Accounting for Leases, and its related interpretive accounting pronouncements that address leasing transactions, while FSP 157-b delays the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FSP 157-c clarifies the principles in SFAS No. 157 on the fair value measurement of liabilities. Public comments on FSP 157-a and 157-b were due in January 2008, while public comments on FSP 157-c are due in February 2008. Based upon pronouncements issued to date, SFAS No. 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

        SFAS No. 158 — Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R).    In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, which amends SFAS No. 87, Employers' Accounting for Pension, SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, and SFAS No. 132(R), Employers' Disclosures About Pensions and Other Postretirement Benefits. SFAS No. 158 requires that the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. Additionally, SFAS No. 158 requires an employer to measure the funded status of a plan as of the date of its year-end statement of financial position. SFAS No. 158 is effective for fiscal years ending after December 15, 2006 and therefore PLC and the Company has adopted this standard as of December 31, 2006. This standard was adopted prospectively, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to its unfunded excess benefits plan as of December 31, 2006.

        SFAS No. 159 — The Fair Value Option for Financial Assets and Financial Liabilities.    In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115. This standard permits entities to choose to measure eligible financial assets and financial liabilities at fair value. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The standard will be effective for us beginning January 1, 2008. The Company does not expect to elect the fair value option for any financial assets or financial liabilities. As a result, the Company does not believe this standard will have a significant impact on its consolidated results of operations and financial position.

        SFAS No. 141R — Business Combinations.    In December of 2007, the FASB issued SFAS No. 141(R), Business Combinations. This standard is a revision to the original standard and continues the movement toward a greater use of fair values in financial reporting. It changes how business acquisitions are accounted for and will impact financial statements at the acquisition date and in subsequent periods. Further, certain of the changes will introduce more volatility into earnings and thus may impact a company's acquisition strategy. SFAS No. 141(R) will also impact the annual goodwill impairment test associated with acquisitions that close both before and after the effective date of this standard. Thus, companies that have goodwill from an acquisition that closed prior to the effective date of the Standard will need to understand the provisions of SFAS No. 141(R) regardless of whether they intend to have future acquisitions. This standard applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.

        SFAS No. 160 — Noncontrolling Interests in Consolidated Financial Statements.    In December of 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements. This standard applies to all entities that prepare consolidated financial statements, except not-for-profit organizations, but will affect only those entities that have an outstanding noncontrolling interest in one or more subsidiaries or that deconsolidate a subsidiary. This statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that is, January 1, 2009, for entities with calendar year-ends). The Company does not expect this standard to have a significant impact on its consolidated results of operations or financial position.

        SFAS No. 161 — Disclosures about Derivative Instruments and Hedging Activities.    In March of 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

interpretations, and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The standard will be effective for the Company beginning January 1, 2009. The Company is assessing the impact, if any, on its consolidated results of operations or financial position.

  Reclassifications

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity. Included in these reclassifications is a change in the Consolidated Statements of Cash Flows to remove the effects of policy fees assessed on universal life and investment products from financing activities. While this had no effect on total cash flow, for the year ended December 31, 2005, net cash provided by operating activities was decreased and net cash provided by financing activities was increased by $421.4 million.

3.    ACQUISITION ACTIVITY

  Chase Insurance Group Acquisition

        On July 3, 2006, the Company completed the acquisition contemplated by the Stock Purchase Agreement. Pursuant to that agreement with JPMorgan Chase & Co. ("JPMC") and two of its wholly owned subsidiaries (collectively, the "Sellers"), the Company and its subsidiary West Coast Life Insurance Company purchased from the Sellers the Chase Insurance Group, which consisted of five insurance companies that manufacture and administer traditional life insurance and annuity products and four related non-insurance companies (which collectively are referred to as the "Chase Insurance Group") for a net purchase price of $873.5 million. The Chase Insurance Group historically was headquartered in Elgin, Illinois, and offered primarily level premium term and other traditional life products, as well as fixed and variable annuity products. The Chase Insurance Group's results of operations were included in the Company's consolidated results of operations beginning July 3, 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        This transaction was accounted for under the purchase method of accounting prescribed by FASB SFAS No. 141, Business Combinations. SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The allocation of the $873.5 million aggregate purchase price to the specific identifiable tangible and intangible assets and liabilities is as follows:

Fair Value as of July 3, 2006
(Dollars In Thousands)
ASSETS
Investments	$6,784,023
Policy loans	380,608
Cash	392,493
Accrued investment income	88,069
Accounts and premiums receivable, net	14,342
Reinsurance receivable	1,093,633
Value of business acquired	739,856
Goodwill	32,007
Other assets	25,214
Intangible assets	3,200
Deferred tax asset	13,290
Assets related to separate accounts	110,073

Total assets	9,676,808
LIABILITIES
Policy liabilities and accrual	2,704,790
Annuity account balances	5,528,849
Other policyholders' funds	273,805
Other liabilities	161,309
Accrued income taxes	24,445
Liabilities related to separate accounts	110,073

Total liabilities	8,803,271
NET ASSETS ACQUIRED	$873,537

        The Chase Insurance Group acquisition was funded through the issuance of $200 million of capital securities (see Note 9, Debt and Other Obligations) together with cash. The capital securities will mature and become due and payable, together with any accrued and unpaid interest thereon, on June 30, 2066.

        Immediately after the closing of the acquisition, the Company entered into agreements with Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") and Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, the "Wilton Re Group"), whereby CALIC reinsured 100% of the variable annuity business of the Chase Insurance Group and the Wilton Re Group reinsured approximately 42% of the other insurance business of the Chase Insurance Group. The Company received aggregate ceding commissions of approximately $330.5 million from these transactions.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        The $32.0 million of goodwill was assigned to the Acquisitions Segment. $114.5 million of goodwill is expected to be deductible for tax purposes.

        Certain of the reinsurance agreements with CALIC and the Wilton Re Group are in the form of modified coinsurance ("Modco") agreements. Certain of our investments supporting these agreements, consisting of primarily fixed income securities in designated portfolios, are designated as "trading securities" under U.S. GAAP. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are included in net income as realized investment gains (losses) as they occur. These amounts are substantially offset by changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

  Western General Acquisition

        On July 14, 2006, the Company completed the acquisition of the vehicle extended service contract business of Western General effective as of July 1, 2006. Western General, headquartered in Calabasas, California, is a provider of vehicle service contracts nationally, focusing primarily on the west coast market. In addition, Western General currently provides extended service contract administration for several automobile manufacturers and provides used car service contracts for a publicly-traded national dealership group.

        This transaction was accounted for under the purchase method of accounting prescribed by SFAS No. 141. Western General's results of operations are included in our consolidated results of operations beginning July 1, 2006. The purchase price for Western General was $33.0 million, and was subject to contingent consideration based on future performance. During 2007, a $4.3 million contingent payment was made related to the purchase of Western General, thereby increasing goodwill.

        The fair value of Western General's net assets acquired was $14.2 million. Goodwill of $18.8 million was originally recorded from the excess of purchase price over the fair value of Western General's net assets. This goodwill was allocated to the Asset Protection segment. The Company paid a premium over the fair value of Western General's net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the acquisition including, but not limited to, the following:

  •
  Expanded distribution network

  •
  Increased geographic presence

  •
  Broader product portfolio in core product lines

  •
  Additional administration capabilities

  •
  Greater size and scale with improved earnings diversification

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of July 1, 2006
(Dollars In Thousands)
ASSETS
Investments	$18,571
Cash	1,873
Accrued investment income	114
Accounts and premiums receivable, net	16,924
Value of business acquired and other intangible assets	12,650
Goodwill	18,813
Property and equipment	450
Other assets	9,990
Income tax receivable	41
Deferred income taxes	2,735

Total assets	82,161
LIABILITIES
Policy liabilities and accrual	39,596
Other liabilities	9,607

Total liabilities	49,203
NET ASSETS ACQUIRED	$32,958

        The $18.8 million of goodwill was assigned to the Asset Protection Segment, and of this amount, approximately $10.4 million is expected to be deductible for tax purposes. During 2007, the goodwill amount was increased to $23.1 million as a result of contingent consideration related to the purchase.

  Pro forma Condensed Consolidated Results of Operations

        The following (unaudited) pro forma condensed consolidated results of operations assume that the acquisitions of both the Chase Insurance Group and Western General were completed as of January 1, 2006 and 2005:

	For The Year Ended December 31,
	2006	2005
	(Dollars In Thousands)
Revenue	$2,726,155	$2,444,131
Net income	$288,998	$279,087

        The pro forma information above is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS

        Major categories of net investment income for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$1,287,794	$1,071,256	$887,745
Equity securities	1,871	5,585	4,009
Mortgage loans	308,260	268,380	257,914
Investment real estate	3,784	384	2,361
Policy loans	51,271	44,940	34,741
Other	49,173	59,253	23,114

	1,702,153	1,449,798	1,209,884
Investment expenses	88,350	97,366	81,964

	$1,613,803	$1,352,432	$1,127,920

        Net realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(1,605)	$16,467	$36,764
Equity securities	5,900	289	(636)
Mark to market — Modco trading portfolio	(989)	66,363	—
Mortgage loans and other investments	1,498	18,745	1,806

	$4,804	$101,864	$37,934

        In 2007, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $16.2 million, and gross losses were $11.9 million. In 2006, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $56.6 million, and gross losses were $34.2 million. In 2005, gross gains were $76.4 million, and gross losses were $40.3 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of the Company's investments classified as available for sale at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
	(Dollars In Thousands)
2007
Fixed maturities:
Bonds
Mortgage-backed securities	$7,931,761	$45,625	$(91,701)	$7,885,685
United States Government and authorities	113,074	1,016	(5)	114,085
States, municipalities, and political subdivisions	34,302	4,348	(8)	38,642
Public utilities	1,636,084	40,442	(45,244)	1,631,282
Convertibles and bonds with warrants	231	39	(43)	227
All other corporate bonds	9,682,598	239,693	(253,780)	9,668,511
Redeemable preferred stocks	50	—	(8)	42

	19,398,100	331,163	(390,789)	19,338,474
Equity securities	54,311	5,172	(527)	58,956
Short-term investments	1,166	—	—	1,166

	$19,453,577	$336,335	$(391,316)	$19,398,596

2006
Fixed maturities:
Bonds
Mortgage-backed securities	$6,548,009	$37,734	$(63,547)	$6,522,196
United States Government and authorities	966,904	4,185	(4,959)	966,130
States, municipalities, and political subdivisions	76,135	1,842	(179)	77,798
Public utilities	1,575,015	44,526	(29,119)	1,590,422
Convertibles and bonds with warrants	231	11	(41)	201
All other corporate bonds	8,091,907	235,235	(97,109)	8,230,033
Redeemable preferred stocks	50	—	—	50

	17,258,251	323,533	(194,954)	17,386,830
Equity securities	73,237	7,171	(300)	80,108
Short-term investments	1,063,731	—	—	1,063,731

	$18,395,219	$330,704	$(195,254)	$18,530,669

        At December 31, 2007 and 2006, the Company had an additional $3.6 billion and $3.5 billion, respectively, of fixed maturities and $52.0 million and $302.7 million, respectively, of short-term investments classified as trading securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of available for sale fixed maturities at December 31, 2007, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
	(Dollars In Thousands)
Due in one year or less	$617,958	$618,333
Due after one year through five years	3,991,740	4,064,499
Due after five years through ten years	5,371,568	5,298,002
Due after ten years	9,416,834	9,357,640

	$19,398,100	$19,338,474

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) our intent and ability to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is recognized and the cost basis of the impaired asset is adjusted to its fair value. During 2006 and 2005, the Company recorded other-than-temporary impairments in our investments of $5.7 million and $11.8 million, respectively. There were no other-than- temporary impairments recorded during 2007. The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$2,266,805	$(56,344)	$2,408,705	$(35,358)	$4,675,510	$(91,702)
US government	376	(3)	627	(2)	1,003	(5)
States, municipalities, etc.	490	(1)	520	(7)	1,010	(8)
Public utilities	369,058	(22,968)	422,135	(22,276)	791,193	(45,244)
Convertibles bonds	0	0	45	(43)	45	(43)
Other corporate bonds	3,047,155	(152,790)	1,224,886	(100,989)	4,272,041	(253,779)
Equities	680	(156)	1,040	(379)	1,720	(535)

	$5,684,564	$(232,262)	$4,057,958	$(159,054)	$9,742,522	$(391,316)

        For mortgage-backed securities in an unrealized loss position for greater than 12 months, $8.4 million of the $35.4 million unrealized loss relates to securities issued in Company-sponsored

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance/characteristics support the recoverability of the investments. The public utilities category has gross unrealized losses greater than 12 months of $22.3 million, while the other corporate bonds category has gross unrealized losses greater than 12 months of $101.0 million at December 31, 2007. These losses relate primarily to the widening of credit spreads as treasury rates declined during the year. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including our ability and intent to hold these securities to recovery. The Company does not consider these unrealized loss positions to be other than temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until maturity or until the fair values of the investments have recovered.

        The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$1,130,211	$(4,065)	$3,001,516	$(59,484)	$4,131,727	$(63,549)
US government	873,248	(3,923)	41,705	(1,036)	914,953	(4,959)
States, municipalities, etc.	1,617	(7)	1,087	(8)	2,704	(15)
Public utilities	347,289	(9,553)	349,402	(19,567)	696,691	(29,120)
Convertibles bonds	—	—	47	(41)	47	(41)
Other corporate bonds	1,510,840	(34,479)	1,360,403	(62,790)	2,871,243	(97,269)
Equities	147	(59)	3,360	(242)	3,507	(301)

	$3,863,352	$(52,086)	$4,757,520	$(143,168)	$8,620,872	$(195,254)

        At December 31, 2007 and 2006, the Company had bonds which were rated less than investment grade of $792.8 million and $318.9 million, respectively, having an amortized cost of $859.8 million and $325.1 million, respectively. Not included in these less than investment grade bonds at December 31, 2007 and 2006, are $39.0 million and $21.2 million, respectively, of trading securities. At December 31, 2007, approximately $26.1 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $268.1 million of the below investment grade bonds are not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available for sale, for the years ended December 31 is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(122,593)	$(112,231)	$(257,117)
Equity securities	(1,447)	554	2,032

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2007, securities with a market value of $400.0 million were loaned under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "other liabilities" to account for our obligation to return the collateral. As of December 31, 2007, collateral related to these agreements equaled $410.1 million.

        At December 31, 2007, all of the Company's mortgage loans were commercial loans of which 65% were retail, 14% were office buildings, 10% were apartments, 8% were warehouses, and 3% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's leased space represents more than 2.8% of mortgage loans. Approximately 74% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Georgia, Tennessee, Alabama, Florida, South Carolina, Utah, North Carolina, Indiana, Ohio, California, and Virginia. At December 31, 2007, the average mortgage loan was $2.2 million, and the weighted average interest rate was 6.25%. The largest single mortgage loan was $21.8 million.

        Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $55.5 million would become due in 2008, $505.7 million in 2009 through 2012, $764.0 million in 2013 through 2017, and $261.5 million thereafter.

        For several years the Company has offered a type of commercial mortgage loan under which it will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2007 and 2006, approximately $627.0 million and $493.0 million, respectively, of the Company's mortgage loans have this participation feature.

        At December 31, 2007 and 2006, the Company's problem mortgage loans (over sixty days past due) and foreclosed properties totaled $7.5 million and $15.8 million, respectively. Since our mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2007 and 2006, the Company had an allowance for mortgage loan credit losses of $0.5 million and $0.5 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

        Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $8.1 million were non-income producing for the twelve months ended December 31, 2007.

        At December 31, 2007 and 2006, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $929.1 million and $173.4 million, respectively. See Note 10, Commercial Mortgage Securitizations, for more information on the mortgage loan securitization the Company completed during 2007.

        Policy loan interest rates generally range from 3.0% to 12.0%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESSES ACQUIRED

  Deferred policy acquisition costs

        The balances of and changes in DAC as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$2,033,710	$1,767,241
Capitalization of commissions, sales, and issue expenses	375,825	421,818
Amortization	(206,171)	(245,887)
Change in unrealized investment gains and losses	51,106	90,538
Other	(3,677)	—

Balance, end of period	$2,250,793	$2,033,710

  Value of businesses acquired

        The balances of and changes in VOBA as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$1,114,096	$436,455
Acquisitions	59,040	751,992
Amortization	(94,181)	(58,426)
Change in unrealized investment gains and losses	9,989	(16,052)
Other	11	127

Balance, end of period	$1,088,955	$1,114,096

        The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2008	$90,035
2009	83,344
2010	77,593
2011	74,414
2012	65,402

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.    GOODWILL

        The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2005	$—	$38,782	$38,782
Goodwill acquired in current period acquisition	32,007	18,813	50,820
Contingent payment related to prior acquisition	—	236	236
Sale of subsidiary to parent	—	(14,308)	(14,308)

Balance as of December 31, 2006	32,007	43,523	75,530
Contingent payment related to prior acquisition	—	4,315	4,315
Purchase price adjustments	16,300	—	16,300
Tax benefit of excess tax goodwill	(3,566)	—	(3,566)

Balance as of December 31, 2007	$44,741	$47,838	$92,579

        During 2007, the Company increased its goodwill balance by approximately $16.3 million and $4.3 million respectively, related to the acquisitions of the Chase Insurance Group and Western General. The $3.6 million decrease in the Acquisitions segment relates to tax benefits realized during the year on the portion of tax goodwill in excess of GAAP basis goodwill. The $32.0 million increase in 2006 in goodwill in the Acquisitions segment is related to the Chase Insurance Group acquisition discussed in Note 3, Acquisition Activity. The $18.8 million increase in 2006 in goodwill in the Asset Protection segment is related to the Western General acquisition discussed in Note 3, Acquisition Activity. Goodwill also increased by $0.2 million in the Asset Protection segment in 2006 due to a contingent payment related to the purchase of a small subsidiary in a prior year.

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

        The Company issues variable universal life and variable annuity products through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

        The variable annuity separate account balances subject to GMDB were $2.9 billion at December 31, 2007. The total guaranteed amount payable based on variable annuity account balances at December 31, 2007, was $134.2 million (including $112.4 million in the Annuities segment and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS -- (Continued)

$21.8 million in the Acquisitions segment), with a GMDB reserve of $0.6 million (including $0.3 million in the Annuities segment and $0.3 million in the Acquisitions segment). These amounts exclude the variable annuity business of the Chase Insurance Group which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with these annuities was $26.9 million and is included in the Acquisitions segment. The average attained age of contract holders at December 31, 2007 was 60.

        Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Beginning balance	$2,151	$2,437	$5,020
Incurred guarantee benefits	27	1,630	184
Less: Paid guarantee benefits	1,580	1,916	2,767

Ending balance	$598	$2,151	$2,437

        Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Equity mutual funds	$2,626,663	$2,508,422
Fixed income mutual funds	283,838	241,707

Total	$2,910,501	$2,750,129

        Certain of our fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

        Activity in our deferred sales inducement asset for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Deferred asset, beginning of period	$59,040	$39,311	$28,618
Amounts deferred	23,514	30,124	17,182
Amortization	(14,818)	(10,395)	(6,489)

Deferred asset, end of period	$67,736	$59,040	$39,311

8.    REINSURANCE

        The Company reinsures certain of the Company's risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance, we reinsure a proportionate part of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

        Reinsurance ceded arrangements do not discharge us as the primary insurer. Ceded balances would represent a liability of the Company's in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of our reinsurers. At December 31, 2007, we had reinsured approximately 69.5% of the face value of our life insurance in force. The Company has reinsured approximately 31.8% of the face value of its life insurance in force with the following three reinsurers:

  •
  Swiss Re Life & Health America Inc.

  •
  Security Life of Denver Insurance Co. (currently administered by Scottish Re)

  •
  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

        These reinsurers had a minimum Standard & Poor's rating of AA- and a minimum A. M. Best rating of A+ as of December 31, 2007. The Company has not experienced any credit losses for the years ended December 31, 2007, 2006, or 2005 related to these reinsurers. The Company set a limit on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. The Company's maximum retention for newly issued universal life products is $1,000,000.

        Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

        The following table presents the net life insurance in force as of December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct life insurance in force	$747,423	$700,268	$443,923
Amounts assumed from other companies	17,759	24,226	23,210
Amounts ceded to other companies	(531,985)	(576,791)	(393,605)

Net life insurance in force	$233,197	$147,703	$73,528

Percentage of amount assumed to net	8%	16%	32%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

        The following table reflects the effect of reinsurance on life insurance premiums written and earned for the years ended December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct premiums	$2,168	$1,739	$1,294
Reinsurance assumed	186	192	287
Reinsurance ceded	(1,483)	(1,211)	(1,047)

Net premiums	$871	$720	$534

Percentage of amount assumed to net	21%	27%	54%

        The Company has also reinsured accident and health risks representing $31.0 million, $41.4 million, and $43.9 million of premium income, while the Company has assumed accident and health risks representing $1.5 million, $4.4 million, and $4.1 million of premium income for 2007, 2006, and 2005, respectively. In addition, the Company reinsured property and casualty risks representing $71.4 million, $110.5 million, and $118.3 million of premium income, while the Company assumed property and casualty risks representing $14.2 million, $22.2 million, and $13.4 million of premium income for 2007, 2006, and 2005, respectively.

        In 2007 and 2006, policy and claim reserves relating to insurance ceded of $5.1 billion and $4.6 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. At December 31, 2007 and 2006, the Company had paid $101.0 million and $51.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2007 and 2006, the Company had receivables of $64.7 million and $65.7 million, respectively, related to insurance assumed.

        During 2006, the Company recorded $27.1 million of bad debt charges related to our Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender's Indemnity product in 2003. In the short term, CENTRIX is expected to continue to operate as debtor in possession and service the outstanding loans. The Company has increased reserves for the remaining business based on the expectation that the frequency and severity of losses will be greater than previously assumed. These assumptions will be analyzed and updated as the business continues to run off.

        The Company's third-party reinsurance receivables amounted to $5.1 billion and $4.6 billion at December 31, 2007 and 2006, respectively. These amounts include ceded reserve balances and ceded

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the amount attributable to significant reinsurance:

	As of December 31,
	2007		2006
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$532.9	A+	$517.9	A+
Security Life of Denver Insurance Co.	457.9	A+	387.0	A+
Lincoln National Life Insurance Co.	430.2	A+	358.3	A+
Transamerica Life Insurance Co.	389.6	A+	377.6	A+
Employers Reassurance Corp.	367.7	A-	440.9	A-
American United Life	293.6	A	304.6	A
Scottish Re (U.S.), Inc.	265.8	B	259.0	B+
RGA Reinsurance Co.	205.6	A+	219.7	A+
Canada Life Assurance Company	191.8	A+	185.2	A+
XL Life Ltd.	172.9	A	166.8	A+

        The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstance as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

        Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

        Most of the Company's ceded reserves are under contracts covering closed blocks of business reinsured on a coinsurance basis. Typically 10-20% of the liabilities are retained with the balance reinsured to a pool consisting of several reinsurers.

9.    DEBT AND OTHER OBLIGATIONS

  Non-Recourse Funding Obligations

  Golden Gate Captive Insurance Company

  •
  Golden Gate Captive Insurance Company ("Golden Gate"), a special purpose financial captive insurance company wholly owned by the Company, has non-recourse funding obligations which were issued under a surplus notes facility established with certain purchasers through which Golden Gate had the option to issue up to an aggregate of $600 million of non-recourse funding obligations through June 2007. On December 20, 2007, Golden Gate increased by $200 million the capacity under the surplus notes facility to an aggregate of $800 million of non-recourse funding. The non-recourse funding obligations are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The non-recourse obligations are represented by surplus notes that were issued to fund statutory reserves required by the Valuation of Life

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

    Insurance Policies Regulation ("Regulation XXX"). Any payment of principal, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing order and in accordance with applicable law. Under the terms of the notes, the holders of the notes cannot require repayment from PLC, the Company, or any of the Company's other subsidiaries, other than Golden Gate, the direct issuer of the notes, although we have agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principal and interest on the notes). In addition, PLC has entered into certain support agreements with Golden Gate obligating PLC to make capital contributions to Golden Gate or provide support related to certain of Golden Gate's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate.

  •
  Golden Gate Captive Insurance Company pays monthly interest on its non-recourse funding obligations issued to finance XXX excess reserve requirements. The interest rate payable is equal to one month LIBOR plus a defined spread. The maximum rate Golden Gate could be required to pay under these obligations is LIBOR plus 425 basis points.

  Golden Gate II Captive Insurance Company

  •
  During July 2007, Golden Gate II Captive Insurance Company ("Golden Gate II"), a special purpose financial captive insurance company wholly owned by the Company, issued $575 million in aggregate principal amount of floating rate surplus notes due July 15, 2052 (the "Notes"). Golden Gate II has received contingent regulatory approval to issue additional series of its floating rate surplus notes up to an aggregate of $675 million principal amount of surplus notes (including the Notes). The Notes are direct financial obligations of Golden Gate II and were issued to fund statutory reserves required by Regulation XXX, as clarified by Actuarial Guideline 38 (commonly known as "AXXX").

  •
  Golden Gate II has reinsured from the Company certain universal life insurance policies with secondary guarantees on a combination coinsurance and modified coinsurance basis. The Notes were sold for deposit into certain Delaware trusts (the "Trusts") that issued money market securities and term securities that reset relating to money market securities after a specified period (the "Securities"). The holders of Notes cannot require repayment from the Company, PLC or any of their affiliates, other than Golden Gate II, the direct issuer of the Notes. PLC has agreed, under certain circumstances, to make certain liquidity advances to the Trusts not in excess of specified amounts of assets held in a reinsurance trust of which the Company is the beneficiary and Golden Gate II is the grantor in the event that the Trusts do not have sufficient funds available to fully redeem the Securities at the stated maturity date. PLC obligation to make any such liquidity advance is subject to it having a first priority security interest in the residual interest in such reinsurance trust and in the Notes.

  •
  Golden Gate II will pay interest on the principal amount of the Notes on a monthly basis, subject to regulatory approval. Any payment principal of, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of Golden Gate II's licensing order and in accordance with applicable law. The holders of the Notes have no rights to accelerate payment of principal on the Notes under any circumstances, including without limitation, for nonpayment

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

    or breach of any covenant. Golden Gate II reserves the right to repay the Notes at any time, subject to the terms of the Notes and prior regulatory approval.

  •
  The Company has experienced higher borrowing costs associated with certain of the non-recourse funding obligations supporting the business reinsured to Golden Gate II. These higher costs are the result of higher interest costs associated with the illiquidity of the current market for auction rate securities, as well as a negative watch placed on our guarantor by certain rating agencies. The maximum rate we could be required to pay under these obligations is LIBOR plus 200 basis points.

        Including the Golden Gate II notes mentioned above, we (including wholly owned and consolidated subsidiaries) have issued a total of approximately $1.4 billion of non-recourse funding obligations as of December 31, 2007. The following table shows the non-recourse funding obligations outstanding as of December 31, 2007, listed by issuer:

Issuer	Balance	Maturity Year	Year to Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	6.66%
Golden Gate II Captive Insurance Company	575,000	2052	5.87%

Total	$1,375,000

  Other Obligations

        The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

  Interest Expense

        Interest expense on other obligations, non-recourse funding obligations, and other temporary borrowings totaled $64.1 million, $20.3 million, and $10.6 million in 2007, 2006, and 2005, respectively. The increase in interest on other obligations was primarily due to the July 2007 Golden Gate II issuance of $575 million of surplus notes and the additional Golden Gate 2007 issuance of $375 million of surplus notes.

10.    COMMERCIAL MORTGAGE SECURITIZATIONS

  2007 Commercial Mortgage Securitization

        On December 19, 2007, subsidiaries of the Company entered into agreements providing for the securitization of $1.0 billion of commercial and multifamily real estate mortgage loans. The loans were previously originated by the Company, and were sold to a subsidiary, Protective Finance Corporation ("PFC"), on December 1, 2007. PFC transferred the mortgage loans to a trust fund in exchange for twenty-six classes of pass-through certificates representing, in the aggregate, the entire beneficial

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.    COMMERCIAL MORTGAGE SECURITIZATIONS -- (Continued)

interest of the trust fund. The certificates are direct financial obligations of the trust fund and are not guaranteed by the Company, PLC, PFC or their affiliates.

        Pursuant to a Certificate Purchase Agreement dated December 7, 2007 among PFC, the Company and a third party initial purchaser, PFC, sold one class of certificates with a certificate balance of $218.3 million to the initial purchaser, and the initial purchaser resold such certificates in one or more private offerings. The remaining classes of certificates, reflecting a par value of $797.7 million, were transferred from PFC to the Company in exchange for the mortgage loans. The Company recorded a $6.8 million loss on the tranche that was sold to an external party. As of December 31, 2007, the Company's retained securities had a fair value of $775.2 million.

        Following the mortgage securitization transaction, the Company retained responsibility for servicing the mortgage loans, and, as such, is entitled to receive an ongoing fee. There were no servicing assets or liabilities recorded as the benefits of servicing the assets were adequate to compensate for the servicing responsibilities.

        The Company retained an interest in the securitized mortgage loans. These retained interests were initially recognized using their respective allocated cost basis (based on their relative fair value) on the date of transfer. Any gain or loss depends in part on the previous carrying amount of the financial assets involved in the transfer, allocated between the assets sold and the retained interest based on their relative fair value at the date of transfer.

        Retained interests are recorded at fair value and included in securities available for sale. Subsequent adjustments to fair value are recorded through other comprehensive income. Quoted market prices for these assets are generally not available, so the Company estimates fair value based on the present value of expected future cash flows using management's best estimates of the key assumptions: (i) discount rates commensurate with the inherent risks of the asset, (ii) prepayment speeds, and (iii) anticipated credit losses. The retained interest in the securitized mortgage loans may be subject to prepayment and interest rate risks. On a quarterly basis, the Company updates these values. Management will periodically review the historical performance of the mortgage loans and the assumptions used to project future cash flows. Assumptions will be revised if this analysis of past performance and future expectations dictates. The present value of cash flows will then be recalculated based on the revised assumptions.

        Key assumptions used in measuring the fair value of retained interests at the date of securitization were as follows:

Discount Rate	5.4% to 30.0%
Weighted-average life	3.0 to 25.7 years

        As of December 31, 2007, the total principal amount outstanding of mortgage loans under securitization and held by the trust was approximately $1.0 billion. There were no delinquencies as of December 31, 2007. In addition, there were no credit losses for the year ended December 31, 2007.

  Prior Commercial Mortgage Securitizations

        Between 1996 and 1999, the Company securitized $1.4 billion of its mortgage loans. The Company sold the senior tranches while retaining the subordinate tranches. The Company continues to service

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.    COMMERCIAL MORTGAGE SECURITIZATIONS -- (Continued)

the securitized mortgage loans. The market value of the retained securities from these previous securitizations equaled approximately $151.9 million as of December 31, 2007.

11.    COMMITMENTS AND CONTINGENT LIABILITIES

        The Company leases administrative and marketing office space in approximately 20 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $6.7 million. The following is a schedule by year of future minimum rental payments required under these leases:

Years	Amount
(Dollars In Thousands)
2008	$6,675
2009	5,946
2010	5,456
2011	4,461
2012	2,952
Thereafter	7,112

        Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term, the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Years	Amount
(Dollars In Thousands)
2008	$4,028
2009	4,039
2010	4,006
2011	4,006
2012	4,028
Thereafter	79,017

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        A number of civil jury verdicts have been returned against insurers, broker dealers, and other providers of financial services involving sales refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.    COMMITMENTS AND CONTINGENT LIABILITIES -- (Continued)

awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and arbitration. Although we cannot predict the outcome of any such litigation or arbitration, the Company does not believe that any such outcome will have a material impact on the financial condition or results of the operations of the Company.

        As of December 31, 2007 and 2006, the Company had outstanding mortgage loan commitments of $861.7 million at an average rate of 6.31%, and $995.6 million, at an average rate of 6.26%.

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION

        PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2007, 2006, and 2005, PL&A paid no dividends to PLC on its preferred stock.

        PLC has an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $0.9 million at December 31, 2007, is accounted for as a reduction to shareowners' equity. The stock is used to match employee contributions to PLC's 401(k) and Stock Ownership Plan ("401(k) Plan") and to provide other employee benefits. The ESOP shares are dividend paying, and dividends are used to pay the ESOP's note to the Company.

        Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards. Certain Company employees participate in PLC's stock-based incentive plans and receive stock appreciation rights ("SARs") from PLC.

        The criteria for payment of performance awards is based primarily upon a comparison of PLC's average return on average equity (for 2006 and 2007 awards) or average return on average equity and total rate of return over a four-year period for previous awards (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. If PLC's results are below the median of the comparison group (40th percentile for 2006 and 2007 awards), no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

        Performance shares awarded in 2007, 2006, 2005, 2004, and 2003, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
2007	66,100	$2,900
2006	136,030	6,500
2005	120,540	4,600
2004	125,670	4,600
2003	148,730	3,900

        Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. In the past, PLC has also issued performance-based stock appreciation rights ("P- SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2007, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 597,989 shares.

        Between 1996 and 2007, SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable either in four equal annual installments beginning one year after the date of grant or after five years depending on the terms of the grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2005, 2006, and 2007 is as follows:

	Weighted-Average Base Price	No. of SARs
Balance at December 31, 2004	$25.01	1,567,943
SARs granted	41.05	119,400
SARs exercised/forfeited	21.19	(220,133)

Balance at December 31, 2005	26.89	1,467,210

SARs granted	47.36	81,970
SARs exercised/forfeited	23.99	(393,234)

Balance at December 31, 2006	29.33	1,155,946

SARs granted	43.50	224,400
SARs exercised/forfeited	28.43	(117,642)

Balance at December 31, 2007	$31.98	1,262,704

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

        The outstanding SARs at December 31, 2007, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$22.31	432,359	3	432,359
32.00	375,000	5	375,000
26.49	65,000	6	0
41.05	111,700	8	18,350
48.60	38,400	9	9,600
45.70	35,070	9	35,070
43.46	199,677	10	0
48.05	3,000	10	0
41.12	2,500	10	0

        The SARs issued in 2006 and 2007 had estimated fair values at grant date of $1.0 million and $2.5 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2006 SARs were as follows: expected volatility ranged from 15.5% to 32.5%, a risk-free interest rate ranging from 4.6% to 5.0%, a dividend rate of 1.7%, a zero forfeiture rate, and the expected exercise date ranged from 2011 to 2014. Assumptions used in the model for the 2007 SARs were as follows: expected volatility ranged from 16.2% to 31.0%, a risk-free interest rate ranging from 4.2% to 4.6%, a dividend rate of 2.0%, a zero forfeiture rate and the expected exercise date ranged from 2012 to 2015. PLC will pay an amount in stock equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date for each SAR.

        Additionally during 2007, PLC issued 30,250 restricted stock units at a fair value of $43.46 per unit. These awards, with a total fair value of $1.3 million, vest over a three year period.

        PLC recognizes all stock based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $5.8 million, $0.5 million, and $6.1 million in 2007, 2006, and 2005, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's Common Stock are reported as a component of PLC's shareowners' equity, net of deferred taxes.

        At December 31, 2007, approximately $2.0 billion of consolidated shareowners' equity, excluding net unrealized gains and losses on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company for 2007 is estimated to be $350.5 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS

  Defined Benefit Pension Plan and Unfunded Excess Benefits Plan

  •
  PLC sponsors a defined benefit pension plan covering substantially all of our employees. The plan is not separable by affiliates participating in the plan. Benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. PLC has not yet determined what amount, if any, it will fund in 2008.

  •
  PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. PLC estimates that it will contribute $2.3 million to this plan in 2008.

        As discussed in Note 2, Summary of Significant Accounting Policies, in September 2006, the FASB issued SFAS No. 158, which requires that the funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. PLC adopted SFAS No. 158 prospectively as of December 31, 2006, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to PLC's unfunded excess benefits plan as of December 31, 2006. The incremental effect of applying SFAS No. 158 effective December 31, 2006, on the individual line items in PLC's Consolidated Balance Sheet is as follows:

	Before Application of SFAS No. 158	Adjustments	After Application of SFAS No. 158
	(Dollars In Thousands)
Other assets	$195,344	$(29,688)	$165,656
Total assets	39,824,982	(29,688)	39,795,294
Other liabilities	1,321,449	1,926	1,323,375
Deferred income taxes	385,551	(11,065)	374,486
Total liabilities	37,491,358	(9,139)	37,482,219
Accumulated other comprehensive income:
Minimum pension liability adjustments, net of income tax	(2,471)	(20,549)	(23,020)
Total accumulated other comprehensive income, net of income tax	32,980	(20,549)	12,431
Total shareowners' equity	2,333,624	(20,549)	2,313,075

        Effective January 1, 2008, PLC made the following changes to its Defined Benefit Pension Plan. These changes have been reflected in the computations within this note.

  •
  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

  •
  Employees active on December 31, 2007 with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

  •
  Employees active on December 31, 2007 with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

  •
  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

        PLC uses a December 31 measurement date for all its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of the PLC's defined benefit pension

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

plan and unfunded excess benefits plan at December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31.

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
	(Dollars In Thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$119,414	$111,295	$25,220	$23,810
Service cost	7,668	7,774	765	771
Interest cost	7,592	6,731	1,602	1,424
Amendments	(5,126)	—	95	—
Actuarial (gain) or loss	2,047	(4,059)	1,955	489
Special termination benefits	—	—	70	—
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Benefit obligation at end of year	128,785	119,414	28,469	25,220

Change in plan assets:
Fair value of plan assets at beginning of year	125,178	113,721	—	—
Actual return on plan assets	6,453	13,784	—	—
Employer contributions	—	—	1,238	1,274
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Fair value of plan assets at end of year	128,821	125,178	—	—

Reconciliation of Funded Status — Before SFAS 158:
Funded status		5,764	—	(25,220)
Unrecognized net actuarial loss		28,640	—	6,424
Unrecognized prior service cost		1,048	—	—

Prepaid (accrued) benefit cost		35,452	—	(18,796)

Amounts Recognized in the Balance Sheet:
Prepaid (accrued) benefit cost		35,452	—	(22,771)
Accumulated other comprehensive income		—	—	3,975

Net amount recognized		35,452	—	(18,796)

Increase in minimum liability included in other comprehensive income		—	—	522

Accumulated benefit obligation		101,097	—	22,771
Fair value of assets		125,178	—	—

Unfunded accumulated benefit obligation		$—	$—	$(22,771)

After Reflecting SFAS 158:
Funded status	36	5,764	—	(25,220)

Amounts Recognized in the Balance Sheet:
Other assets	36	5,764	—	—
Other liabilities	—	—	—	(25,220)

Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	31,730	28,640	7,764	6,424
Prior service cost	(4,209)	1,048	95	—

Net transition asset	$27,521	$29,688	$7,859	$6,424

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Weighted-average assumptions used to determine the benefit obligations as of December 31 were as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
Discount rate	6.16%	5.90%	6.16%	5.90%
Rate of compensation increase	3.75	3.75	4.75	4.75

        The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

        Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
Discount rate	5.90%	5.63%	5.75%	5.90%	5.63%	5.75%
Rates of compensation increase	3.75	3.75	3.75	4.75	4.75	4.75
Expected long-term return on plan assets	8.25	8.25	8.25	N/A	N/A	N/A

        Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
	(Dollars In Thousands)
Service cost — Benefits earned during the period	$7,668	$7,774	$5,950	$765	$771	$629
Interest cost on projected benefit obligation	7,592	6,731	5,922	1,602	1,424	1,276
Expected return on plan assets	(9,923)	(9,647)	(8,371)	—	—	—
Amortization of prior service cost	193	196	214	—	—	14
Amortization of actuarial losses	2,366	2,992	2,647	616	544	372

Preliminary net periodic benefit cost	7,896	8,046	6,362	2,983	2,739	2,291
Special termination benefits under FAS 88	—	—	—	70	—	—

Total benefit cost	$7,896	$8,046	$6,362	$3,053	$2,739	$2,291

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
Net actuarial loss	$1,823	$549
Prior service cost	(436)	11
Transition obligation	—	—

        Plan assets of PLC's defined benefit pension plan by category as of December 31 were as follows:

Asset Category	Target Allocation for 2008	2007	2006
Cash and cash equivalents	2.0%	2.8%	2.8%
Equity securities	60.0	67.4	68.2
Fixed income	38.0	29.8	29.0

Total	100.0%	100.0%	100.0%

        Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

        PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

        The plan's equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group annuity contract with PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2008	$8,815	$2,326
2009	9,019	2,199
2010	9,957	2,146
2011	10,381	2,028
2012	11,248	2,172
2013-2017	64,442	15,467

  Other Postretirement Benefits

        In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $1.5 and $1.6 million, respectively. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2007 and 2006, PLC's liability related to this benefit was $0.1 million and $0.1 million, respectively. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

        Life insurance benefits for retirees from $9,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $6.5 million and $5.4 million, respectively.

  401(k) Retirement Plan

        PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. Employees may contribute up to 25% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($15,500 for 2007). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately. If PLC's financial performance achieves certain goals set by PLC's Board of Directors, certain employees who are not otherwise under a bonus or sales incentive plan may receive an extra profit sharing contribution in stock of up to 3% of base pay. Eligible employees may receive this contribution even if they are not contributing their own money to the 401 (k) Plan. The profit sharing contribution will be discontinued after the 2007 Plan year.

        PLC has established an ESOP to match voluntary employee contributions to PLC's 401(k) Plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2007, PLC had committed approximately 111,000 shares (approximately 99,000 shares to be released from the ESOP and 12,000 shares to be reissued from treasury) to fund

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $1.8 million, $0.5 million, and $1.9 million in 2007, 2006, and 2005, respectively.

        Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.2 million and $0.4 million, respectively, in 2007 and 2006.

  Deferred Compensation Plan

        PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. At December 31, 2007, the plans had 1,017,426 shares of common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of the PLC's common stock, in which case they are reported as a component of shareowners' equity.

14.    INCOME TAXES

        The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Years Ended December 31,
	2007	2006	2005
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(2.0)	(1.7)	(1.7)
Intercompany gain on sale of affiliate	0.0	1.6	0.0
Other	1.3	1.2	0.1
State income tax	1.9	0.8	1.4

Effective income tax rate	36.2%	36.9%	34.8%

        The provision for federal income tax in these financial statements differs from the amounts of income tax expense per the income tax returns for the same years due to certain revenue and expense items that are reported in these statements in years that are different from the years in which they are reported in the returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle for the years ended December 31 are as follows:

	2007	2006	2005
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$(48,059)	$19,888	$16,318
State	754	(620)	2,717

Total current	$(47,305)	$19,268	$19,035

Deferred income tax expense:
Federal	$182,451	$130,009	$103,187
State	8,377	5,588	3,337

Total deferred	$190,828	$135,597	$106,524

        The components of the Company's net deferred income tax liability as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Deferred income tax assets:
Policy and policyholders liability reserves	$319,988	$450,461
Intercompany losses	46,052	34,657
Invested assets (other than unrealized gain)	5,172	12,793
Unrealized losses on investments	33,491	—
Deferred compensation	6,233	4,725
Other	31,788	25,710

	442,724	528,346

Deferred income tax liabilities:
Deferred policy acquisition costs	954,126	890,481
Unrealized gains on investments	—	19,716

	954,126	910,197

Net deferred income tax liability	$511,402	$381,851

        Under pre-1984 U.S. tax law, a significant amount of our taxable income was not currently taxed. Instead, it was accumulated in a memorandum, or policyholders' surplus, account. Such income was subject to taxation only when it was either distributed or accumulated in excess of certain prescribed limits. The $70.5 million balance in our policyholders' surplus account as of December 31, 2003 has been carried forward without change since that date. Legislation was enacted in 2004 which permitted a life insurance company to reduce, during 2005 and 2006, its policyholders' surplus account balances without such reductions being subject to taxation. During 2006, the Company followed this legislation and reduced its policyholders' surplus account balances to zero.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The Company's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2007 and 2006, $(126.4) million and $(125.4) million, respectively, were (due from)/payable to PLC for income tax liabilities.

        Effective January 1, 2007, the Company adopted the provisions of FIN 48. As a result of this adoption, the Company recognized a $0.6 million decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007, retained earnings balance. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(Dollars In Thousands)
Balance at January 1, 2007	$21,425
Additions for tax positions of the current year	1,373
Additions for tax positions of prior years	1,242
Reductions of tax positions of prior years for:
Changes in judgment	—
Settlements during the period	—
Lapses of applicable statute of limitations	(2,257)

Balance at December 31, 2007	$21,783

        Included in the balance above as of December 31, 2007 are approximately $18.2 million of unrecognized tax benefits for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective tax rate at December 31, 2007 is approximately $3.6 million.

        Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. The company has approximately $4.5 million of accrued interest associated with unrecognized tax benefits as of December 31, 2007 (before taking into consideration the related income tax benefit that is associated with such an expense).

        Using the information available as of December 31, 2007, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to U.S. federal, state, and local income tax examinations by taxing authorities for tax years that began before 2004.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.    SUPPLEMENTAL CASH FLOW INFORMATION

        The following table sets forth supplemental cash flow information for the years ended December 31:

	2007	2006	2005
	(Dollars In Thousands)
Cash paid during the year:
Interest on debt	$62,550	$19,899	$10,497
Income taxes	(24,028)	81,193	112,688
Noncash investing and financing activities:
Common dividend		54,090
Change in collateral for securities lending transactions	(25,234)	105,310	(195,175)
Capital contributions from PLC	—	21,464	—

        Total cash interest paid on debt during 2007 was $62.6 million. Of this amount, $52.3 million related to interest on non-recourse funding obligations, $8.5 million related to interest on reverse repurchases, and $1.8 million related to other interest.

        During the fourth quarter of 2006, the Company received, through a series of dividends from its direct and indirect wholly owned subsidiaries, Lyndon Insurance Group, Inc. and First Protection Company, a promissory note in the principal amount of $54.0 million. This promissory note arose out of the sale, at fair market value, by First Protection Company to PLC all of the outstanding stock of First Protection Corporation. This created an increase in additional-paid-in capital for the Company of $21.4 million. Subsequent to the receipt of this dividend, the Company declared and paid an ordinary dividend in the form of the $54.1 million note, including accrued interest to its sole shareholder, PLC in 2006.

16.    RELATED PARTY TRANSACTIONS

        The Company leases furnished office space and computers to affiliates. Lease revenues were $2.9 million in 2007, $2.9 million in 2006, and $0.2 million in 2005. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $144.4 million, $33.1 million, and $101.7 million in 2007, 2006, and 2005, respectively. Commissions paid to affiliated marketing organizations of $0.4 million and $0.1 million in 2006 and 2005, respectively, were included in deferred policy acquisition costs.

        Certain corporations with which PLC's directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $12.7 million, $10.2 million, and $9.0 million in 2007, 2006, and 2005, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $1.8 million, $2.8 million, and $2.2 million in 2007, 2006, and 2005, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.    STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

        Financial statements prepared in conformity with U.S. GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowners' equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowners' equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

        Statutory net income of the Company amounted to $350.9 million, $451.5 million, and $41.6 million for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus of Protective Life amounted to $1,799.3 million and $1,388.4 million at December 31, 2007 and 2006, respectively.

        As of December 31, 2007, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $54.7 million.

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

        The carrying amounts and estimated fair values of our financial instruments at December 31 are as follows:

	2007		2006
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Value
	(Dollars In Thousands)
Assets (see Notes 1 and 4):
Investments:
Fixed maturities	$22,943,110	$22,943,110	$20,923,891	$20,923,891
Equity securities	64,226	64,226	80,108	80,108
Mortgage loans on real estate	3,275,678	3,479,499	3,880,028	3,981,898
Short-term investments	1,218,116	1,218,116	1,366,467	1,366,467
Cash	106,507	106,507	37,419	37,419
Liabilities (see Notes 1 and 4):
Stable value product account balances	5,046,463	5,125,667	5,513,464	5,511,717
Annuity account balances	8,708,383	8,535,371	8,958,089	8,717,755
Other (see Note 2):
Derivative financial instruments	(31,744)	(31,744)	61,874	61,874

        Except as noted below, fair values were estimated using quoted market prices.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS -- (Continued)

        The Company estimates the fair value of our mortgage loans using discounted cash flows from the next call date. We believe the fair value of our short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest.

        Given current market conditions, the fair value of our non-recourse funding obligations could differ, potentially significantly, from book value. The Company does not currently utilize any type of pricing calculation for these obligations that would generate a respective market value in today's displaced market.

        The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

        The Company believes it is not practicable to determine the fair value of our policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

        The Company estimates the fair value of our derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash we would have received (or paid) had the contracts been terminated on December 31.

19.    OPERATING SEGMENTS

        The Company operates several business segments each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

  •
  The Life Marketing segment markets level premium term insurance, universal life, variable universal life and bank owned life insurance products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

  •
  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals.

  •
  The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and independent agents and brokers.

  •
  The Stable Value Products segment sells guaranteed funding agreements to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment markets GICs to 401(k) and other qualified retirement savings plans.

  •
  The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets an inventory protection product and a GAP product.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

  •
  The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on debt). This segment also includes earnings from several non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), various investment-related transactions, and the operations of several small subsidiaries.

        The Company uses the same accounting policies and procedures to measure segment operating income and assets as we use to measure our consolidated net income and assets. Segment operating income is generally income before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income. Segment operating income represents the basis on which the performance of our business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

        There were no significant intersegment transactions during 2007 or 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

        The following tables summarize financial information for the Company's segments. Asset adjustments represent the inclusion of assets related to discontinued operations:

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Life Marketing	$864,386	$732,179	$550,517
Acquisitions	892,433	706,650	411,610
Annuities	312,616	267,836	287,844
Stable Value Products	301,595	326,814	294,650
Asset Protection	328,452	301,679	263,280
Corporate and Other	142,419	148,399	129,132

Total revenues	$2,841,901	$2,483,557	$1,937,033

Segment Operating Income
Life Marketing	$166,552	$172,247	$161,858
Acquisitions	129,247	104,534	80,721
Annuities	21,102	23,014	30,792
Stable Value Products	50,231	47,073	54,798
Asset Protection	29,525	7,788	23,991
Corporate and Other	4,784	4,761	39,056

Total segment operating income	401,441	359,417	391,216

Realized investment gains (losses) — investments(1)	(5,283)	79,166	4,344
Realized investment gains (losses) — derivatives(2)	(202)	(18,835)	(34,345)
Income tax expense	(143,523)	(154,865)	(125,559)

Net income	$252,433	$264,883	$235,656

(1) Realized investment gains (losses) — investments	$4,804	$101,864	$37,934
Less: participating income from real estate ventures	6,857	13,494	8,684
Less: related amortization of DAC	3,230	9,204	24,906

	$(5,283)	$79,166	$4,344

(2) Realized investment gains (losses) — derivatives	$(274)	$(21,555)	$(31,819)
Less: settlements on certain interest rate swaps	(4)	27	2,877
Less: derivative losses related to certain annuities	(68)	(2,747)	(351)

	$(202)	$(18,835)	$(34,345)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Net investment income
Life Marketing	$323,536	$306,898	$260,914
Acquisitions	578,965	413,636	223,201
Annuities	267,258	225,063	218,678
Stable Value Products	300,201	325,653	310,715
Asset Protection	34,277	31,054	31,221
Corporate and Other	109,566	50,128	83,191

Total net investment income	$1,613,803	$1,352,432	$1,127,920

Amortization of deferred policy acquisition costs and value of business acquired
Life Marketing	$106,094	$60,227	$55,688
Acquisitions	79,239	58,814	27,072
Annuities	27,685	27,872	37,512
Stable Value Products	4,199	4,438	4,694
Asset Protection	51,649	53,044	68,623
Corporate and Other	773	3,388	4,064

Total amortization of deferred policy acquisition costs	$269,639	$207,783	$197,653

	Operating Segment Assets December 31, 2007
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$9,873,915	$11,148,212	$7,727,125	$5,035,479
Deferred policy acquisition costs and value of business acquired	2,070,903	950,173	221,516	16,359
Goodwill	—	44,742	—	—

Total assets	$11,944,818	$12,143,127	$7,948,641	$5,051,838

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$1,291,469	$2,612,140	$24,415	$37,712,755
Deferred policy acquisition costs and value of business acquired	80,428	369	—	3,339,748
Goodwill	47,837	—	—	92,579

Total assets	$1,419,734	$2,612,509	$24,415	$41,145,082

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	Operating Segment Assets December 31, 2006
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,027,379	$11,841,461	$6,947,649	$5,369,107
Deferred policy acquisition costs and value of business acquired	1,842,813	1,022,369	164,675	16,603
Goodwill	—	32,008	—	—

Total assets	$9,870,192	$12,895,838	$7,112,324	$5,385,710

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$933,035	$2,782,345	$33,545	$35,934,521
Deferred policy acquisition costs and value of business acquired	77,471	23,875	—	3,147,806
Goodwill	43,522	—	—	75,530

Total assets	$1,054,028	$2,806,220	$33,545	$39,157,857

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

        The Company's unaudited consolidated quarterly operating data for the years ended December 31, 2007 and 2006 are presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED -- (Continued)

years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2007
Premiums and policy fees	$661,275	$691,276	$675,559	$695,098
Reinsurance ceded	(369,084)	(421,696)	(367,700)	(426,919)

Net of reinsurance ceded	292,191	269,580	307,859	268,179
Net investment income	397,755	394,575	410,624	410,849
Realized investment gains (losses)	9,812	18,147	(10,435)	(12,994)
Other income	24,115	23,282	23,300	15,062

Total revenues	723,873	705,584	731,348	681,096
Benefits and expenses	612,940	601,088	643,057	588,860

Income before income tax	110,933	104,496	88,291	92,236
Income tax expense	38,863	37,510	28,067	39,083

Net income	$72,070	$66,986	$60,224	$53,153

2006
Premiums and policy fees	$480,748	$489,650	$602,294	$743,902
Reinsurance ceded	(249,086)	(286,293)	(331,259)	(496,084)

Net of reinsurance ceded	231,662	203,357	271,035	247,818
Net investment income	282,452	284,972	392,407	392,601
Realized investment gains (losses)	23,339	15,364	13,004	28,602
Other income	17,428	20,982	30,168	28,366

Total revenues	554,881	524,675	706,614	697,387
Benefits and expenses	445,806	414,224	634,814	568,965

Income before income tax	109,075	110,451	71,800	128,422
Income tax expense	39,267	37,750	25,760	52,088

Net income	$69,808	$72,701	$46,040	$76,334

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Business Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life Marketing	2,070,903	8,951,618	380,476	408,616	539,777	323,536	635,063	106,094	(43,323)
Acquisitions	950,173	6,032,479	17,322	5,044,135	300,156	578,965	633,971	79,239	48,207
Annuities	221,516	1,058,954	30,975	3,439,841	34,163	267,258	240,210	27,685	22,760
Stable Value Products	16,359	—	—	5,035,479	—	300,201	241,460	4,199	4,311
Asset Protection	80,428	103,709	697,628	57,678	229,703	34,277	93,122	51,649	154,156
Corporate and Other	369	75,658	1,585	76,237	34,010	109,566	36,191	773	110,178
Adjustments(2)	—	26,999	—	—	—	—	—	—	—

Total	$3,339,748	$16,249,417	$1,127,986	$14,061,986	$1,137,809	$1,613,803	$1,880,017	$269,639	$296,289

Year Ended December 31, 2006:
Life Marketing	$1,842,813	$7,991,847	$241,422	$67,331	$421,275	$306,898	$535,940	$60,227	$(36,235)
Acquisitions	1,022,369	5,954,054	248	5,055,074	258,260	413,636	494,533	58,814	26,829
Annuities	164,675	917,805	19,092	4,111,267	32,074	225,063	191,238	27,872	23,443
Stable Value Products	16,603	—	—	5,369,107	—	325,653	269,851	4,438	4,291
Asset Protection	77,471	124,840	587,608	9,519	203,983	31,054	94,210	53,044	146,637
Corporate and Other	23,875	94,301	10,804	187,391	38,280	50,128	46,845	3,388	58,444
Adjustments(2)	—	30,430	—	—	—	—	—	—	—

Total	$3,147,806	$15,113,277	$859,174	$14,799,689	$953,872	$1,352,432	$1,632,617	$207,783	$223,409

Year Ended December 31, 2005:
Life Marketing	$1,584,121	$7,027,066	$130,683	$62,851	$288,568	$260,914	$392,448	$55,688	$(59,477)
Acquisitions	304,837	3,091,166	274	757,043	186,804	223,201	273,626	27,072	30,191
Annuities	128,930	760,906	11,959	2,661,224	31,810	218,678	187,791	37,512	25,675
Stable Value Products	19,102	—	—	5,959,112	—	310,715	246,134	4,694	5,089
Asset Protection	159,740	132,404	539,385	6,899	186,483	31,221	101,459	68,623	69,207
Corporate and Other	7,381	100,260	18,516	145,830	42,267	83,191	51,890	4,064	54,132
Adjustments(2)	—	35,840	69	—	—	—	—	—	—

Total	$2,204,111	$11,147,642	$700,886	$9,592,959	$735,932	$1,127,920	$1,253,348	$197,653	$124,817

(1)
Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)
Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life insurance in force	$747,423,376	$531,984,866	$17,758,675	$233,197,185	7.6%

Premiums and policy fees:
Life insurance	2,168,376	1,483,025	185,664	871,015	21.3%
Accident/health insurance	88,357	31,021	1,530	58,866	2.6
Property and liability insurance	265,115	71,353	14,166	207,928	6.8

Total	$2,521,848	$1,585,399	$201,360	$1,137,809

Year Ended December 31, 2006:
Life insurance in force	$700,267,475	$576,790,608	$24,225,953	$147,702,820	16.4%

Premiums and policy fees:
Life insurance	1,739,220	1,210,831	192,176	720,565	26.7%
Accident/health insurance	97,665	41,351	4,379	60,693	7.2
Property and liability insurance	261,004	110,540	22,150	172,614	12.8

Total	$2,097,889	$1,362,722	$218,705	$953,872

Year Ended December 31, 2005:
Life insurance in force	$443,923,068	$393,605,152	$23,210,523	$73,528,439	31.6%

Premiums and policy fees:
Life insurance	1,294,183	1,046,664	286,632	534,151	53.7%
Accident/health insurance	107,072	43,855	4,100	67,317	6.1
Property and liability insurance	239,455	118,345	13,354	134,464	9.9

Total	$1,640,710	$1,208,864	$304,086	$735,932

SCHEDULE V — VALUATION ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Additions
Description	Balance at at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2007
Allowance for losses on commercial mortgage loans	$475	$2,890	$—	$(2,890)	$475
Bad debt reserve associated with Lender's Indemnity product line	27,100	2,645	—	—	29,745

2006
Allowance for losses on commercial mortgage loans	$6,775	$—	$—	$(6,300)	$475
Bad debt reserve associated with Lender's Indemnity product line	—	27,100	—	—	27,100

2005
Allowance for losses on commercial mortgage loans	$3,250	$3,525	$—	$—	$6,775

 PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

(a)
Financial Statements:

        All required financial statements are included in Part A and Part B of this Registration Statement.

(b)
Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)
2.	Not applicable
3.	(a)	Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)
	(b)	Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)
4.	(a)	Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
	(b)	Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
	(c)	Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)
	(d)	Guaranteed Account Endorsement(8)
	(e)	Return of Purchase Payments Death Benefit Rider(8)
	(f)	Asset-Based Fee Endorsement(9)
	(g)	Net Amount at Risk Fee Endorsement(9)
	(h)	Annuitization Bonus Endorsement(8)
	(i)	Contract Schedule for Individual Contracts(8)
	(j)	Annual Ratchet Death Benefit Endorsement(10)
	(k)	Benefit Based Fee Endorsement(10)
	(l)	DCA Fixed Accounts Endorsement(10)
	(m)	Form of Guaranteed Minimum Withdrawal Benefit Rider(15)
	(n)	Form of Enhanced GMWB Withdrawal Percentages for Certain Medical Conditions Endorsement(13)
	(o)	Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(18)
	(p)	Guaranteed Minimum Accumulation Benefit Rider(18)
	(q)	Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(19)
5.	(a)	Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
	(b)	Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(18)
6.	(a)	Charter of Protective Life Insurance Company.(1)
	(b)	By-Laws of Protective Life Insurance Company.(1)
	(c)	2002 Amended and Restated Charter of Protective Life Insurance Company(14)
	(d)	2002 Amended and Restated By-Laws of Protective Life Insurance Company(14)
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)
8.	(a)	Participation Agreement (Oppenheimer Variable Account Funds)(3)
	(b)	Participation Agreement (MFS Variable Insurance Trust)(3)
	(c)	Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)
	(d)	Participation Agreement (Van Eck Worldwide Insurance Trust)(5)
	(e)	Participation Agreement (Van Kampen Life Investment Trust)(6)
	(f)	Participation Agreement (Lord Abbett Series Fund)(7)
	(g)	Participation Agreement for Class II Shares (Van Kampen)(4)

C-1

	(h)	Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)
	(i)	Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)
	(j)	Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)
	(k)	Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)
	(l)	Form of Participation Agreement (Fidelity Variable Insurance Products)(11)
	(m)	Amended and Restated Participation Agreement (Fidelity® Variable Insurance Products)(16)
	(n)	Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(16)
	(o)	Rule 22c-2 Shareholder Information Agreement (Calvert Group)(14)
	(p)	Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(14)
	(q)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(14)
	(r)	Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(14)
	(s)	Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(14)
	(t)	Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(14)
	(u)	Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(14)
	(v)	Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(14)
	(w)	Form of Rule 22c-2 Shareholder Information Agreement (Van Eck Worldwide Insurance Trust)(14)
	(x)	Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(14)
9.	Opinion and Consent of Max Berueffy, Esq.(17)
10.	(a)	Consent of Sutherland, Asbill & Brennan, LLP (to be filed by Amendment)
	(b)	Consent of PricewaterhouseCoopers LLP (to be filed by Amendment)
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney

  (1)
  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
  (2)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
  (3)
  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
  (4)
  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.
  (5)
  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
  (6)
  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.
  (7)
  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.
  (8)
  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.
  (9)
  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on May 3, 2004.
  (10)
  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

C-2

  (11)
  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.
  (12)
  Incorporated herein by reference to the Pre-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on August 25, 2004.
  (13)
  Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.
  (14)
  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.
  (15)
  Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.
  (16)
  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 27, 2006.
  (17)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on October 31, 2007.
  (18)
  Incorporated herein by reference to Post-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on January 3, 2008.
  (19)
  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

Item 25.    Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President, Chief Investment Officer
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Carolyn M. Johnson	Executive Vice President, Chief Operating Officer, Director
John B. Deremo	Senior Vice President and Chief Distribution Officer
Carolyn King	Senior Vice President, Acquisitions and Corporate Development
Kevin Howard	Senior Vice President and Chief Product Actuary, Life and Annuity Division and Certifying Compliance Officer for Illustrations
Lance Black	Senior Vice President and Treasurer
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director of Fixed Income
Nancy Kane	Senior Vice President and Senior Associate Counsel
Charles M. Prior	Senior Vice President, Mortgage Loans

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

C-3

Item 26.    Persons Controlled by or Under Common Control With the Depositor and Registrant.

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2007 (File No. 1-11339) filed with the Commission on February 29, 2008.

Item 27.    Number of Contractowners.

        As of September 30, 2008, there were 355 contract owners of ProtectiveAccess®XL individual and group flexible premium deferred variable annuity contracts offered by Registrant.

Item 28.    Indemnification of Directors and Officers.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

C-4

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter.

  (a)
  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

  (b)
  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, New Business Operations, Life and Annuity Division
Kevin B. Borie	Director	Vice President and Chief Valuation Actuary, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Assistant Vice President, LLC Commissions
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division
Steve M. Callaway	Chief Compliance Officer	None
Gary Carroll	Assistant Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)
The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

C-5

Item 30.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings.

  (a)
  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

  (b)
  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

  (c)
  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  (d)
  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  (e)
  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

C-6

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on October 1, 2008.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
By:	/S/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY
By:	/S/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

        As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/S/ JOHN D. JOHNS John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	October 1, 2008
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	October 1, 2008
* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	October 1, 2008
* Carolyn M. Johnson	Director	October 1, 2008

* By:	/S/ MAX BERUEFFY Max Berueffy Attorney-in-fact	October 1, 2008

C-7

QuickLinks

PART A INFORMATION REQUIRED TO BE IN THE PROSPECTUS
Supplement Dated December 1, 2008 to Prospectus Dated May 1, 2008 For Protective Access XL Variable Annuity Contracts Issued On or After December 1, 2008 Issued by Protective Life Insurance Company Protective Variable Annuity Separate Account
Changes in Death Benefits
Asset Allocation Models
SecurePay Investment Restrictions

DEFINITIONS
FEES AND EXPENSES
OWNER TRANSACTION EXPENSES
PERIODIC CHARGES (other than Fund expenses)
RANGE OF EXPENSES FOR THE FUNDS
Example of Charges
SUMMARY
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
Incoming 12b-1 Fees
DESCRIPTION OF THE CONTRACT
THE DCA FIXED ACCOUNT(S)
DEATH BENEFIT
GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") WITH RightTimeSM OPTION
SecurePay NH may not be available in all states and we may further limit its availability.
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
EXAMPLE 1
EXAMPLE 2
EXAMPLE 3
EXAMPLE 4
ANNUITY PAYMENTS
YIELDS AND TOTAL RETURNS
FEDERAL TAX MATTERS
TAXATION OF ANNUITIES IN GENERAL
QUALIFIED RETIREMENT PLANS
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
DISTRIBUTION OF THE CONTRACTS
IMSA
LEGAL PROCEEDINGS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A EXAMPLE OF DEATH BENEFIT CALCULATIONS
APPENDIX B EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION
EXPLANATION OF THE COMMUTED VALUE CALCULATION
APPENDIX C CONDENSED FINANCIAL INFORMATION
APPENDIX D Example of SecurePay Rider (without the SecurePay R72 Benefit and the SecurePay GMAB)
APPENDIX E
PART B INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION

SAFEKEEPING OF ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
LEGAL MATTERS
EXPERTS
OTHER INFORMATION
FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS
Report of Independent Registered Public Accounting Firm
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF INCOME
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED BALANCE SHEETS
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF CASH FLOWS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV — REINSURANCE PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V — VALUATION ACCOUNTS PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
PART C OTHER INFORMATION
SIGNATURES